UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of September 30, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Insurance Trust Balanced Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 98.4%

Common Stocks — 51.6%

Aerospace & Defense — 1.7%
2,420	Boeing Co.	254,076
2,580	Goodrich Corp.	176,033
3,900	Northrop Grumman Corp.	304,200
8,150	United Technologies Corp.	655,912
		1,390,221

Auto Components — 0.5%
3,230	Johnson Controls, Inc.	381,495

Beverages — 0.4%
5,960	Coca-Cola Co. (The)	342,521

Biotechnology — 0.8%
5,920	Amgen, Inc. (a)	334,894
1,200	Celgene Corp. (a)	85,572
330	Genentech, Inc. (a)	25,747
3,940	Gilead Sciences, Inc. (a)	161,028
		607,241

Capital Markets — 1.7%
5,600	Bank of New York Mellon Corp. (The)	247,184
200	Goldman Sachs Group, Inc. (The)	43,348
1,480	Lazard Ltd., Class A (Bermuda)	62,752
100	Lehman Brothers Holdings, Inc.	6,173
1,700	Merrill Lynch & Co., Inc.	121,176
6,710	Morgan Stanley	422,730
3,970	State Street Corp.	270,595
9,450	TD AMERITRADE Holding Corp. (a)	172,179
		1,346,137

Chemicals — 1.2%
800	Air Products & Chemicals, Inc.	78,208
8,000	Dow Chemical Co. (The)	344,480
1,100	Praxair, Inc.	92,136
7,540	Rohm & Haas Co.	419,752
		934,576

Commercial Banks — 1.9%
600	Comerica, Inc.	30,768
200	SunTrust Banks, Inc.	15,134
5,720	TCF Financial Corp.	149,749
9,800	U.S. Bancorp	318,794
11,170	Wachovia Corp.	560,175
10,940	Wells Fargo & Co.	389,683
1,180	Zions Bancorp	81,031
		1,545,334

Communications Equipment — 2.0%
24,620	Cisco Systems, Inc. (a)	815,168
15,390	Corning, Inc.	379,364
1,700	Juniper Networks, Inc. (a)	62,237

8,890	QUALCOMM, Inc.	375,691
2,000	Tellabs, Inc. (a)	19,040
		1,651,500

Computers & Peripherals — 2.3%
2,610	Apple, Inc. (a)	400,739
600	Dell, Inc. (a)	16,560
2,300	EMC Corp. (a)	47,840
11,630	Hewlett-Packard Co.	579,058
6,320	International Business Machines Corp.	744,496
870	Lexmark International, Inc., Class A (a)	36,131
300	NCR Corp. (a)	14,940
1,650	Network Appliance, Inc. (a)	44,402
		1,884,166

Consumer Finance — 0.3%
3,690	Capital One Financial Corp.	245,127

Diversified Financial Services — 3.0%
20,439	Bank of America Corp.	1,027,468
5,620	CIT Group, Inc.	225,924
21,370	Citigroup, Inc.	997,338
260	CME Group, Inc.	152,711
		2,403,441

Diversified Telecommunication Services — 2.1%
24,020	AT&T, Inc.	1,016,286
16,300	Verizon Communications, Inc.	721,764
		1,738,050

Electric Utilities — 1.7%
5,880	American Electric Power Co., Inc.	270,950
8,820	Edison International	489,069
5,790	FirstEnergy Corp.	366,739
3,800	Northeast Utilities	108,566
6,900	Sierra Pacific Resources	108,537
		1,343,861

Electrical Equipment — 0.1%
1,000	Rockwell Automation, Inc.	69,510

Electronic Equipment & Instruments — 0.2%
5,380	Tyco Electronics Ltd.	190,613

Energy Equipment & Services — 0.5%
3,140	Baker Hughes, Inc.	283,762
1,500	BJ Services Co.	39,825
700	Halliburton Co.	26,880
1,200	Patterson-UTI Energy, Inc.	27,084
450	Schlumberger Ltd.	47,250
		424,801

Food & Staples Retailing — 1.2%
5,480	CVS/Caremark Corp.	217,173
6,830	Safeway, Inc.	226,141
4,820	SUPERVALU, Inc.	188,028
5,280	SYSCO Corp.	187,915
2,700	Wal-Mart Stores, Inc.	117,855
		937,112

Food Products — 0.9%
3,100	Campbell Soup Co.	114,700
4,200	General Mills, Inc.	243,642
1,100	Kellogg Co.	61,600
6,300	Kraft Foods, Inc., Class A	217,413
820	Wm. Wrigley, Jr., Co.	52,669
		690,024

Health Care Equipment & Supplies — 0.6%
2,000	Baxter International, Inc.	112,560
4,500	Covidien Ltd. (Bermuda) (a)	186,750
580	CR Bard, Inc.	51,150
2,280	Medtronic, Inc.	128,615
100	Zimmer Holdings, Inc. (a)	8,099
		487,174

Health Care Providers & Services — 1.2%
6,550	Aetna, Inc.	355,468
1,100	Cigna Corp.	58,619
2,580	McKesson Corp.	151,678
800	Medco Health Solutions, Inc. (a)	72,312
1,000	UnitedHealth Group, Inc.	48,430
3,990	WellPoint, Inc. (a)	314,891
		1,001,398

Hotels, Restaurants & Leisure — 0.6%
1,530	International Game Technology	65,943
700	McDonald's Corp.	38,129
2,780	Royal Caribbean Cruises Ltd.	108,503
3,900	Starwood Hotels & Resorts Worldwide, Inc.	236,925
2,100	Wyndham Worldwide Corp.	68,796
		518,296

Household Durables — 0.1%
4,420	Toll Brothers, Inc. (a)	88,356

Household Products — 1.5%
4,200	Colgate-Palmolive Co.	299,544
12,587	Procter & Gamble Co.	885,370
		1,184,914

Industrial Conglomerates — 1.6%
1,610	3M Co.	150,664
25,790	General Electric Co.	1,067,706
900	Textron, Inc.	55,989
		1,274,359

Insurance — 2.3%
3,780	Aflac, Inc. (m)	215,611
4,211	AMBAC Financial Group, Inc.	264,914
1,300	American International Group, Inc.	87,945
500	Assurant, Inc.	26,750
3,700	Axis Capital Holdings Ltd. (Bermuda)	143,967
900	Chubb Corp.	48,276
14,440	Genworth Financial, Inc.	443,741
1,440	Hartford Financial Services Group, Inc.	133,272
200	Lincoln National Corp.	13,194

3,470	MBIA, Inc.	211,844
1,500	MetLife, Inc.	104,595
1,100	Protective Life Corp.	46,684
1,460	RenaissanceRe Holdings Ltd. (Bermuda)	95,499
		1,836,292

Internet Software & Services — 1.3%
3,700	eBay, Inc. (a)	144,374
1,260	Google, Inc., Class A (a)	714,760
8,530	Yahoo!, Inc. (a)	228,945
		1,088,079

IT Services — 0.3%
2,160	Affiliated Computer Services, Inc., Class A (a)	108,518
2,610	Genpact Ltd. (Bermuda) (a)	44,240
960	Infosys Technologies Ltd. ADR (India)	46,454
1,390	Paychex, Inc.	56,990
		256,202

Machinery — 1.3%
4,160	Caterpillar, Inc.	326,269
2,660	Danaher Corp.	220,008
5,560	Dover Corp.	283,282
1,200	Eaton Corp.	118,848
1,300	Illinois Tool Works, Inc.	77,532
1,200	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	65,364
		1,091,303

Media — 1.0%
2,870	Comcast Corp., Class A (a)	69,396
200	EchoStar Communications Corp., Class A (a)	9,362
18,630	News Corp., Class A	409,674
100	Viacom, Inc., Class B (a)	3,897
9,500	Walt Disney Co. (The)	326,705
		819,034

Metals & Mining — 0.3%
1,000	Alcoa, Inc.	39,120
350	Freeport-McMoRan Copper & Gold, Inc.	36,712
1,400	United States Steel Corp.	148,316
		224,148

Multi-Utilities — 0.3%
11,240	CMS Energy Corp.	189,057
600	SCANA Corp.	23,244
2,000	Xcel Energy, Inc.	43,080
		255,381

Multiline Retail — 1.0%
2,000	Family Dollar Stores, Inc.	53,120
3,680	J.C. Penney Co., Inc.	233,202
5,020	Kohl's Corp. (a)	287,796
3,830	Target Corp.	243,473
		817,591

Oil, Gas & Consumable Fuels — 5.2%
100	Apache Corp.	9,006
6,080	Chevron Corp.	568,966

7,050	ConocoPhillips	618,778
2,840	Devon Energy Corp.	236,288
5,040	EOG Resources, Inc.	364,543
13,400	Exxon Mobil Corp.	1,240,304
3,280	Marathon Oil Corp.	187,026
6,870	Occidental Petroleum Corp.	440,230
3,050	Sunoco, Inc.	215,879
500	Valero Energy Corp.	33,590
5,170	XTO Energy, Inc.	319,713
		4,234,323

Paper & Forest Products — 0.3%
29,120	Domtar Corp. (Canada) (a)	238,784

Personal Products — 0.1%
1,100	Estee Lauder Cos., Inc. (The), Class A	46,706

Pharmaceuticals — 3.5%
11,700	Abbott Laboratories	627,354
500	Bristol-Myers Squibb Co.	14,410
100	Eli Lilly & Co.	5,693
2,000	Johnson & Johnson	131,400
16,110	Merck & Co., Inc.	832,726
10,200	Pfizer, Inc.	249,186
19,360	Schering-Plough Corp.	612,357
3,330	Sepracor, Inc. (a)	91,575
6,740	Wyeth	300,267
		2,864,968

Real Estate Investment Trusts (REITs) — 0.6%
1,200	Apartment Investment & Management Co.	54,156
700	Duke Realty Corp.	23,667
3,100	Hospitality Properties Trust	126,015
1,900	ProLogis	126,065
1,400	UDR, Inc.	34,048
1,910	Ventas, Inc.	79,074
		443,025

Road & Rail — 0.8%
2,500	Burlington Northern Santa Fe Corp.	202,925
9,290	Norfolk Southern Corp.	482,244
		685,169

Semiconductors & Semiconductor Equipment — 1.3%
5,770	Altera Corp.	138,942
4,380	Broadcom Corp., Class A (a)	159,607
1,000	Intel Corp.	25,860
2,400	LSI Corp. (a)	17,808
900	National Semiconductor Corp.	24,408
860	Tessera Technologies, Inc. (a)	32,250
6,010	Texas Instruments, Inc.	219,906
15,290	Xilinx, Inc.	399,680
		1,018,461

Software — 1.4%
35,720	Microsoft Corp.	1,052,311
5,270	Oracle Corp. (a)	114,096

1,166,407

Specialty Retail — 0.7%
1,655	Abercrombie & Fitch Co.	133,559
1,100	Advance Auto Parts, Inc.	36,916
500	Best Buy Co., Inc.	23,010
5,410	CarMax, Inc. (a)	109,985
400	Dick's Sporting Goods, Inc. (a)	26,860
1,000	Home Depot, Inc.	32,440
100	J Crew Group, Inc. (a)	4,150
300	Office Depot, Inc. (a)	6,186
8,530	Staples, Inc.	183,310
		556,416

Textiles, Apparel & Luxury Goods — 0.4%
4,150	Coach, Inc. (a)	196,171
2,700	Nike, Inc., Class B	158,382
		354,553

Thrifts & Mortgage Finance — 0.4%
3,300	Countrywide Financial Corp.	62,733
1,900	Fannie Mae	115,539
580	Freddie Mac	34,226
2,100	MGIC Investment Corp.	67,851
1,500	Sovereign Bancorp, Inc.	25,560
1,200	Washington Mutual, Inc.	42,372
		348,281

Tobacco — 0.9%
10,595	Altria Group, Inc.	736,670

Wireless Telecommunication Services — 0.1%
1,725	Crown Castle International Corp. (a)	70,087
2,400	Sprint Nextel Corp.	45,600
		115,687
	Total Common Stocks
	(Cost $36,647,569)	41,877,707

Principal Amount ($)

Asset-Backed Securities — 1.1%
100,000	American Express Credit Account Master Trust,
	Series 2004-3, Class A, 4.35%, 12/15/11	99,364
	Capital One Multi-Asset Execution Trust,
25,000	Series 2003-B5, Class B5, 4.79%, 08/15/13	24,674
100,000	Series 2005-A2, Class A2, 4.05%, 02/15/11	99,454
75,000	Capital One Prime Auto Receivables Trust,
	Series 2006-2, Class A3, 4.98%, 09/15/10	74,878
34,078	Carmax Auto Owner Trust,
	Series 2005-1, Class A3, 4.13%, 05/15/09	34,020
39,735	CNH Equipment Trust,
	Series 2003-B, Class A4B, 3.38%, 02/15/11	39,662
56,748	CS First Boston Mortgage Securities Corp.,
	Series 2002-HE4, Class AF, 5.51%, 08/25/32	56,224
	Ford Credit Auto Owner Trust,
65,357	Series 2004-A, Class A4, 3.54%, 11/15/08	65,187

260,000	Series 2006-B, Class A4, 5.25%, 09/15/11	260,364
100,000	Household Automotive Trust,
	Series 2005-1 Class A4, 4.35%, 06/18/12	98,912
48,948	WFS Financial Owner Trust,
	Series 2003-4, Class A4, 3.15%, 05/20/11	48,891
	Total Asset-Backed Securities
	(Cost $903,371)	901,630

Commercial Mortgage-Backed Securities — 0.3%
180,000	Banc of America Commercial Mortgage, Inc.,
	Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	178,077
30,000	TIAA Retail Commercial Trust (Cayman Islands),
	Series 2007-C4, Class A3, VAR, 6.10%, 08/15/39	30,790
	Total Commercial Mortgage-Backed Securities
	(Cost $210,640)	208,867

Collateralized Mortgage Obligations — 17.0%

Agency CMO — 16.1%
	Federal Home Loan Mortgage Corp. REMICS,
18,784	Series 85, Class C, 8.60%, 01/15/21	19,828
96,233	Series 168, Class G, 6.50%, 07/15/21	96,003
10,454	Series 189, Class D, 6.50%, 10/15/21	10,410
20,149	Series 1047, Class H, 6.00%, 02/15/21	20,121
11,302	Series 1062, Class H, 6.50%, 04/15/21	11,580
10,992	Series 1116, Class I, 5.50%, 08/15/21	10,976
25,094	Series 1120, Class L, 8.00%, 07/15/21	25,043
12,856	Series 1191, Class E, 7.00%, 01/15/22 (m)	12,829
4,615	Series 1240, Class M, 6.50%, 02/15/22	4,606
41,457	Series 1254, Class N, 8.00%, 04/15/22	41,404
230,355	Series 1617, Class PM, 6.50%, 11/15/23	238,351
30,360	Series 1668, Class D, 6.50%, 02/15/14	31,169
37,997	Series 1708, Class E, 6.00%, 03/15/09	38,023
101,088	Series 1710, Class GH, 8.00%, 04/15/24	105,902
155,675	Series 1714, Class K, 7.00%, 04/15/24	161,618
21,956	Series 1753, Class D, 8.50%, 09/15/24	23,155
7,203	Series 1819, Class E, 6.00%, 02/15/11	7,224
153,605	Series 1843, Class Z, 7.00%, 04/15/26	159,634
219,458	Series 2115, Class PE, 6.00%, 01/15/14 (m)	224,445
5,124	Series 2136, Class PE, 6.00%, 01/15/28	5,120
80,920	Series 2178, Class PB, 7.00%, 08/15/29	83,771
21,066	Series 2388, Class VD, 6.00%, 08/15/19	21,027
109,661	Series 2391, Class QR, 5.50%, 12/15/16	111,220
294,189	Series 2394, Class MC, 6.00%, 12/15/16 (m)	302,300
360,902	Series 2405, Class JF, 6.00%, 01/15/17 (m)	370,934
150,090	Series 2425, Class OB, 6.00%, 03/15/17	154,329
200,000	Series 2455, Class GK, 6.50%, 05/15/32	208,142
309,263	Series 2457, Class PE, 6.50%, 06/15/32	316,424
329,542	Series 2473, Class JZ, 6.50%, 07/15/32	340,969
125,000	Series 2522, Class AH, 5.25%, 02/15/32	121,594
650,000	Series 2522, Class GD, 5.50%, 11/15/17 (m)	658,124
100,000	Series 2549, Class PD, 5.50%, 06/15/31	98,886

147,589	Series 2557, Class WJ, 5.00%, 07/15/14	147,591
119,888	Series 2628, Class AB, 4.50%, 06/15/18	114,992
241,161	Series 2636, Class Z, 4.50%, 06/15/18	228,780
300,326	Series 2651, Class VZ, 4.50%, 07/15/18	284,791
117,643	Series 2695, Class NB, 4.00%, 10/15/18	109,060
250,000	Series 2701, Class OD, 5.00%, 09/15/18	249,415
133,306	Series 2756, Class NA, 5.00%, 02/15/24	129,874
200,000	Series 2764, Class UC, 5.00%, 05/15/27	200,306
119,000	Series 2808, Class PG, 5.50%, 04/15/33	116,698
150,000	Series 2809, Class UB, 4.00%, 09/15/17	144,243
175,000	Series 2835, Class HB, 5.50%, 08/15/24	171,862
113,451	Series 2837, Class ED, 5.00%, 08/15/19	110,299
245,000	Series 2850, Class DN, 5.00%, 08/15/19	238,100
235,242	Series 2875, Class EB, 4.50%, 10/15/19	224,061
250,000	Series 2920, Class HD, 4.50%, 01/15/20	231,698
300,000	Series 2929, Class PE, 5.00%, 05/15/33	287,909
141,693	Series 2930, Class DE, 4.50%, 02/15/20	134,493
116,000	Series 2938, Class JB, 4.50%, 02/15/20	107,466
265,000	Series 2959, Class PE, 5.50%, 11/15/30	263,620
400,000	Series 3082, Class PR, 5.50%, 02/15/33	398,698
150,000	Series 3151, Class UC, 5.50%, 08/15/35	147,201
100,000	Series 3334, Class MB, 5.00%, 09/15/29	97,935
100,000	Series 3334, Class MC, 5.00%, 04/15/33	96,378
176,835	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
	Series T-54, Class 2A, 6.50%, 02/25/43	179,487
	Federal Home Loan Mortgage Corp.-Government National Mortgage Association REMICS,
146,000	Series 13, Class LL, 6.85%, 06/25/23	151,025
213,166	Series 31, Class Z, 8.00%, 04/25/24	221,422
	Federal National Mortgage Association REMICS,
63,014	Series 1988-4, Class Z, 9.25%, 03/25/18	68,101
11,726	Series 1989-21, Class G, 10.45%, 04/25/19	12,786
57,096	Series 1989-37, Class G, 8.00%, 07/25/19	61,531
10,145	Series 1989-86, Class E, 8.75%, 11/25/19	11,025
14,110	Series 1990-30, Class E, 6.50%, 03/25/20	14,669
25,147	Series 1990-105, Class J, 6.50%, 09/25/20	25,735
16,176	Series 1991-129, Class G, 8.75%, 09/25/21	17,543
51,164	Series 1993-119, Class H, 6.50%, 07/25/23	52,452
121,632	Series 1993-140, Class J, 6.65%, 06/25/13	122,867
9,419	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	9,447
107,921	Series 1993-225, Class UB, 6.50%, 12/25/23	111,879
219,000	Series 1994-81, Class LL, 7.50%, 02/25/24	232,274
528,817	Series 1997-42, Class PG, 7.00%, 07/18/12	539,956
5,269	Series 1997-49, Class B, 10.00%, 06/17/27	5,921
130,363	Series 1998-37, Class VZ, 6.00%, 06/17/28	133,208
87,428	Series 1998-66, Class B, 6.50%, 12/25/28	89,059
250,000	Series 2002-18, Class PC, 5.50%, 04/25/17	253,639
103,547	Series 2002-19, Class PE, 6.00%, 04/25/17	106,280
300,000	Series 2002-24, Class AJ, 6.00%, 04/25/17	308,584
350,000	Series 2003-47, Class PE, 5.75%, 06/25/33	340,431
150,000	Series 2003-55, Class CD, 5.00%, 06/25/23	143,566

133,445	Series 2003-74, Class PJ, 3.50%, 08/25/33	118,832
250,000	Series 2003-83, Class PG, 5.00%, 06/25/23	243,725
150,000	Series 2003-86, Class PX, 4.50%, 02/25/17	147,045
300,000	Series 2004-76, Class CL, 4.00%, 10/25/19	277,368
200,000	Series 2005-21, Class MC, 5.00%, 05/25/32	194,771
150,000	Series 2005-59, Class PC, 5.50%, 03/25/31	148,682
200,000	Series 2007-47, Class PC, 5.00%, 07/25/33	193,332
250,000	Series 2007-79, Class PC, 5.00%, 01/25/32	240,579
13,598	Series G-29, Class O, 8.50%, 09/25/21	14,330
10,115	Government National Mortgage Association,
	Series 1995-4, Class CQ, 8.00%, 06/20/25	10,748
		13,072,930

Non-Agency CMO — 0.9%
77,111	Cendant Mortgage Corp.,
	Series 2003-8, Class 1A8, 5.25%, 10/25/33	74,566
126,831	Countrywide Alternative Loan Trust,
	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	124,910
43,849	First Horizon Asset Securities, Inc.,
,	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	43,675
39,466	MASTR Asset Securitization Trust,
	Series 2003-4, Class 2A2, 5.00%, 05/25/18	39,308
90,000	Residential Accredit Loans, Inc.,
	Series 2004-QS8, Class A12, 5.00%, 06/25/34	88,992
	Wells Fargo Mortgage Backed Securities Trust,
101,443	Series 2004-7, Class 2A2, 5.00%, 07/25/19	99,128
96,932	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	95,828
175,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	171,727
		738,134
	Total Collateralized Mortgage Obligations
	(Cost $13,690,414)	13,811,064

Corporate Bonds — 6.0%

Airlines — 0.1%
70,000	Continental Airlines, Inc.,
	7.06%, 09/15/09	70,875

Automobiles — 0.1%
70,000	DaimlerChrysler NA Holding Corp.,
	7.20%, 09/01/09	72,509

Capital Markets — 0.7%
75,000	Bear Stearns Cos., Inc. (The),
	5.70%, 11/15/14 (c)	73,427
120,000	Credit Suisse First Boston USA, Inc.,
	6.50%, 01/15/12	125,410
200,000	Goldman Sachs Group, Inc. (The),
	4.75%, 07/15/13	190,894
100,000	Lehman Brothers Holdings, Inc.,
	6.63%, 01/18/12	103,241
100,000	Morgan Stanley,
	5.75%, 10/18/16 (c)	98,647
		591,619

Chemicals — 0.2%
120,000	Dow Capital BV (Netherlands),
	8.50%, 06/08/10	130,343

Commercial Banks — 1.0%
100,000	Bank of America Corp.,
	7.13%, 10/15/11	106,056
100,000	Branch Banking & Trust Co.,
	4.88%, 01/15/13	96,339
110,000	National City Corp.,
	4.90%, 01/15/15	103,791
125,000	SunTrust Banks, Inc.,
	5.00%, 09/01/15	119,277
25,000	UnionBanCal Corp.,
	5.25%, 12/16/13 (c)	24,350
200,000	Wachovia Corp.,
	6.61%, 10/01/25 (c)	209,375
160,000	Wells Fargo Bank N.A.,
	7.55%, 06/21/10	169,750
		828,938

Commercial Services & Supplies — 0.1%
75,000	Pitney Bowes, Inc.,
	3.88%, 06/15/13	68,977

Consumer Finance — 0.3%
120,000	American General Finance Corp.,
	4.00%, 03/15/11	114,313
150,000	HSBC Finance Corp.,
	8.00%, 07/15/10	160,978
		275,291

Diversified Financial Services — 0.7%
135,000	Caterpillar Financial Services Corp.,
	4.50%, 09/01/08	134,228
190,000	Citigroup, Inc.,
	5.00%, 09/15/14	183,145
200,000	General Electric Capital Corp.,
	8.63%, 06/15/08	204,383
		521,756

Diversified Telecommunication Services — 0.5%
75,000	BellSouth Corp.,
	6.00%, 10/15/11 (c)	76,836
300,000	Nynex Capital Funding Co.,
	SUB, 8.23%, 10/15/09 (c)	317,257
		394,093

Electric Utilities — 0.5%
50,000	Carolina Power & Light Co.,
	5.13%, 09/15/13	48,961
40,000	CenterPoint Energy Houston Electric LLC,
	5.75%, 01/15/14	39,977
175,000	Duke Energy Corp.,
	6.25%, 01/15/12	181,164
100,000	Exelon Corp.,

	6.75%, 05/01/11	103,948
50,000	PSEG Power LLC,
	7.75%, 04/15/11	53,539
		427,589

Food & Staples Retailing — 0.2%
50,000	Kroger Co. (The),
	8.05%, 02/01/10	53,181
100,000	Wal-Mart Stores, Inc.,
	4.13%, 02/15/11	97,146
		150,327

Insurance — 0.4%
50,000	ACE INA Holdings, Inc.,
	5.88%, 06/15/14 (c)	50,327
175,000	Allstate Corp. (The),
	6.13%, 02/15/12	182,773
75,000	Protective Life Secured Trust,
	4.00%, 04/01/11	72,428
		305,528

Media — 0.4%
50,000	Comcast Cable Communications Holdings, Inc.,
	8.38%, 03/15/13	56,042
50,000	COX Communications, Inc.,
	7.75%, 11/01/10	53,284
100,000	Historic TW, Inc.,
	9.13%, 01/15/13	114,642
100,000	News America, Inc.,
	6.75%, 01/09/38	104,704
		328,672

Multi-Utilities — 0.1%
60,000	Dominion Resources, Inc.,
	6.25%, 06/30/12	61,556

Oil, Gas & Consumable Fuels — 0.1%
100,000	Conoco Funding Co. (Canada),
	6.35%, 10/15/11	104,244

Real Estate Investment Trusts (REITs) — 0.0% (g)
20,000	HRPT Properties Trust,
	6.65%, 01/15/18	19,665

Road & Rail — 0.3%
150,000	Norfolk Southern Corp.,
	7.05%, 05/01/37	161,016
100,000	Union Pacific Corp.,
	6.65%, 01/15/11	103,146
		264,162

Software — 0.0% (g)
35,000	Oracle Corp. and Ozark Holding, Inc.,
	5.25%, 01/15/16	34,081

Thrifts & Mortgage Finance — 0.3%
100,000	Countrywide Home Loans, Inc.,
	4.00%, 03/22/11	89,538
125,000	Washington Mutual, Inc.,

4.63%, 04/01/14	113,850
203,388
Total Corporate Bonds
(Cost $4,862,879)	4,853,613

Principal Amount($)

Mortgage Pass-Through Securities — 2.0%
16,464	Federal Home Loan Mortgage Corp. Conventional Pool,
	8.00%, 04/01/17	17,267
	Federal Home Loan Mortgage Corp. Gold Pools,
240,983	4.00%, 08/01/18	227,900
17,824	6.00%, 03/01/13	18,078
31,200	6.50%, 03/01/13 - 06/01/13	32,032
219,642	6.50%, 11/01/22	225,649
62,464	7.00%, 06/01/13	64,621
61,163	7.00%, 12/01/14 - 03/01/16	63,073
4,116	8.00%, 10/01/10	4,238
15,341	8.00%, 09/01/26	16,240
	Federal National Mortgage Association, Various Pools,
57,535	4.50%, 04/01/19	55,452
363,477	5.50%, 07/01/33 - 12/01/33	357,039
58,468	6.00%, 08/01/13 - 12/01/13	59,339
46,731	6.50%, 04/01/13	47,995
18,996	7.50%, 08/01/09	19,359
8,262	7.50%, 10/01/27	8,671
160	8.00%, 09/01/08	160
74,305	8.00%, 05/01/17	78,163
30,257	8.50%, 11/01/18	32,097
13,965	9.00%, 12/01/17	14,982
	Government National Mortgage Association Pools,
55,305	6.50%, 09/15/13	56,835
20,355	7.00%, 07/15/08 - 02/15/11	20,573
26,812	7.00%, 04/15/28 - 06/15/28	28,102
12,148	7.50%, 05/15/26 - 01/20/27	12,727
17,141	8.00%, 12/20/10	17,669
96,754	8.00%, 11/15/16 - 09/15/27	102,412
24,846	8.50%, 10/15/11	26,401
54,463	8.50%, 12/15/22	58,601
	Total Mortgage Pass-Through Securities
	(Cost $1,647,982)	1,665,675

U.S. Government Agency Securities — 0.7%
415,000	Federal Home Loan Bank System,
	5.89%, 03/30/09	423,355
150,000	Federal National Mortgage Association,
	7.25%, 01/15/10	159,151
	Total U.S. Government Agency Securities
	(Cost $571,297)	582,506

U.S. Treasury Obligations — 5.2%
U.S. Treasury Bonds,
1,100,000	7.13%, 02/15/23	1,365,203

1,400,000	7.88%, 02/15/21 (c)	1,816,282
2	U.S. Treasury Inflation Indexed Bond,
	3.88%, 01/15/09 (c)	2
1,400,000	U.S. Treasury STRIPS,
	PO, 02/15/15	1,004,807
	Total U.S. Treasury Obligations
	(Cost $4,040,137)	4,186,294

Foreign Government Securities — 0.0% (g)

20,000	United Mexican States (Mexico),
	6.38%, 01/16/13	21,050
	(Cost $20,135)
Shares

Investment Companies — 14.5%
62,875	JPMorgan Emerging Markets Equity Fund, Institutional Class (b)	1,532,884
43,172	JPMorgan International Equity Fund, Select Class (b)	1,779,981
290,852	JPMorgan International Opportunities Fund, Institutional Class (b)	5,168,434
92,128	JPMorgan Small Cap Equity Fund, Select Class (b)	3,250,262
	Total Investment Companies
	(Cost $11,691,043)	11,731,561
	Total Long-Term Investments
	(cost $74,285,467)	79,839,967

Short-Term Investment — 2.1%

Investment Company — 2.1%
1,689,691	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)
	(Cost $1,689,691)	1,689,691

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 6.4%

Certificate of Deposit — 0.5%
400,000	Deutsche Bank, New York (Germany),
	FRN, 5.35%, 01/22/08	400,000

Corporate Notes — 2.9%
400,000	American Express Credit Corp.,
	FRN, 5.76%, 01/15/08	400,000
500,000	Banque Federative du Credit Mutuel (France),
	FRN, 5.81%, 08/01/08	500,000
500,000	Citigroup Global Markets, Inc.,
	FRN, 5.40%, 10/05/07	500,000
500,000	Macquarie Bank Ltd. (Australia),
	FRN, 5.17%, 08/20/08	500,000
500,000	Unicredito Italiano Bank plc (Ireland),
	FRN, 5.84%, 08/08/08	500,000
		2,400,000

Repurchase Agreements — 3.0%
435,290	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $435,476, collateralized by U.S. Government Agency Mortgages	435,290
1,000,000	Credit Suisse (USA) LLC, 5.26%, dated 09/28/07, due 10/01/07, repurchase price $1,000,438, collateralized by U.S. Government Agency Mortgages	1,000,000
1,000,000	Lehman Brothers Inc., 5.24%, dated 09/28/07, due 10/01/07, repurchase price $1,000,437, collateralized by U.S. Government Agency Mortgages	1,000,000
		2,435,290
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $5,235,290)	5,235,290

Total Investments — 106.9%
(Cost$81,210,448)	86,764,948

Liabilities in Excess of Other Assets — (6.9)%	(5,614,304)

NET ASSETS — 100.0%	$81,150,644

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The intrest rate shown is the rate in effect as of September 30, 2007.
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2007. The rate may be subject to a cap and floor.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2007.
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,690,885
Aggregate gross unrealized depreciation	(1,136,385)
Net unrealized appreciation/depreciation	$5,554,500

Federal income tax cost of investments	$81,210,448

JPMorgan Insurance Trust Core Bond Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 94.0%

Asset-Backed Securities — 1.4%
150,000	American Express Credit Account Master Trust,
	Series 2004-3, Class A, 4.35%, 12/15/11	149,046
	AmeriCredit Automobile Receivables Trust,
300,000	Series 2006-BG, Class A3, 5.21%, 10/06/11	299,956
400,000	Series 2006-BG, Class A4, 5.21%, 09/06/13	400,132
	Citibank Credit Card Issuance Trust,
450,000	Series 2002-C2, Class C2, 6.95%, 02/18/14	460,440
250,000	Series 2005-B1, Class B1, 4.40%, 09/15/10	247,899
65,562	CNH Equipment Trust,
	Series 2003-B, Class A4B, 3.38%, 02/15/11	65,443
277,291	Countrywide Asset-Backed Certificates,
	Series 2004-AB2, Class A2, FRN, 5.40%, 05/25/36	276,901
175,000	Household Automotive Trust,
	Series 2005-1, Class A4, 4.35%, 06/18/12	173,095
	MBNA Credit Card Master Note Trust,
200,000	Series 2002-C1, Class C1, 6.80%, 07/15/14	205,790
75,000	Series 2003-C1, Class C1, FRN, 7.45%, 06/15/12	75,578
240,000	MBNA Master Credit Card Trust,
	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	250,438
159,895	WFS Financial Owner Trust,
	Series 2003-4, Class A4, 3.15%, 05/20/11	159,709
	Total Asset-Backed Securities
	(Cost $2,751,286)	2,764,427

Collateralized Mortgage Obligations — 54.0%

Agency CMO — 31.5%
	Federal Home Loan Mortgage Corp., REMICS
19,579	Series 11, Class D, 9.50%, 07/15/19	20,541
11,688	Series 22, Class C, 9.50%, 04/15/20	12,296
3,246	Series 47, Class F, 10.00%, 06/15/20	3,452
2,162	Series 99, Class Z, 9.50%, 01/15/21	2,286
372,967	Series 1113, Class J, 8.50%, 06/15/21	372,239
2,554	Series 1065, Class J, 9.00%, 04/15/21	2,690
20,625	Series 1250, Class J, 7.00%, 05/15/22	20,597
35,610	Series 1316, Class Z, 8.00%, 06/15/22	37,155
59,856	Series 1324, Class Z, 7.00%, 07/15/22	59,768
40,413	Series 1343, Class LA, 8.00%, 08/15/22	43,500
47,101	Series 1343, Class LB, 7.50%, 08/15/22	47,039
37,393	Series 1394, Class ID, IF, 9.57%, 10/15/22	37,709
33,606	Series 1395, Class G, 6.00%, 10/15/22	33,558
2,135	Series 1404, Class FA, 4.50%, 11/15/07	2,131
450	Series 1465, Class SA, IF, IO, 3.38%, 02/15/08	3
23,899	Series 1505, Class Q, 7.00%, 05/15/23	24,582
47,192	Series 1518, Class G, IF, 5.00%, 05/15/23	45,263
49,614	Series 1541, Class O, FRN, 3.78%, 07/15/23	48,977

6,365	Series 1561, Class TA, PO, 08/15/08	6,261
56,709	Series 1596, Class D, 6.50%, 10/15/13	57,854
20,671	Series 1607, Class SA, IF, 9.58%, 10/15/13	22,418
45,823	Series 1609, Class LG, IF, 4.87%, 11/15/23	46,867
17,691	Series 1625, Class SD, IF, 8.50%, 12/15/08	17,827
500,000	Series 1638, Class H, 6.50%, 12/15/23	521,081
2,387	Series 1671, Class QC, IF, 10.00%, 02/15/24	2,819
9,174	Series 1685, Class Z, 6.00%, 11/15/23	9,196
3,501	Series 1689, Class SD, IF, 9.22%, 10/15/23	3,523
26,747	Series 1700, Class GA, PO, 02/15/24	23,948
1,983,531	Series 1732, Class K, 6.50%, 05/15/24	2,052,754
122,700	Series 1798, Class F, 5.00%, 05/15/23	119,645
264,252	Series 1863, Class Z, 6.50%, 07/15/26	269,971
4,027	Series 1865, Class D, PO, 02/15/24	2,786
26,708	Series 1900, Class T, PO, 08/15/08	26,218
5,101	Series 1967, Class PC, PO, 10/15/08	5,086
80,775	Series 1981, Class Z, 6.00%, 05/15/27	80,985
99,907	Series 1987, Class PE, 7.50%, 09/15/27	101,817
63,175	Series 2025, Class PE, 6.30%, 01/15/13	64,184
27,185	Series 2033, Class SN, IF, IO, 12.23%, 03/15/24	6,150
45,636	Series 2038, Class PN, IO, 7.00%, 03/15/28	7,879
120,773	Series 2054, Class PV, 7.50%, 05/15/28	126,769
89,623	Series 2055, Class OE, 6.50%, 05/15/13	91,888
197,631	Series 2064, Class TE, 7.00%, 06/15/28	206,238
169,551	Series 2075, Class PH, 6.50%, 08/15/28	174,908
134,596	Series 2102, Class TU, 6.00%, 12/15/13	137,668
283,782	Series 2115, Class PE, 6.00%, 01/15/14	290,231
25,299	Series 2132, Class PD, 6.00%, 11/15/27	25,368
34,433	Series 2132, Class SB, IF, 6.00%, 03/15/29	37,710
75,574	Series 2134, Class PI, IO, 6.50%, 03/15/19	13,390
17,731	Series 2135, Class UK, IO, 6.50%, 03/15/14	2,265
22,187	Series 2143, Class CD, 6.00%, 02/15/28	22,257
829,000	Series 2172, Class QC, 7.00%, 07/15/29	867,991
293,800	Series 2182, Class ZB, 8.00%, 09/15/29	311,424
53,077	Series 2247, Class Z, 7.50%, 08/15/30	55,371
18,845	Series 2261, Class ZY, 7.50%, 10/15/30	19,144
178,924	Series 2283, Class K, 6.50%, 12/15/23	187,289
30,191	Series 2306, Class K, PO, 05/15/24	23,525
72,457	Series 2306, Class SE, IF, IO, 5.98%, 05/15/24	7,374
101,468	Series 2325, Class PM, 7.00%, 06/15/31	107,560
570,290	Series 2344, Class ZD, 6.50%, 08/15/31	581,023
95,256	Series 2344, Class ZJ, 6.50%, 08/15/31	98,328
63,998	Series 2345, Class NE, 6.50%, 08/15/31	65,935
574,769	Series 2345, Class PQ, 6.50%, 08/15/16	595,585
209,331	Series 2355, Class BP, 6.00%, 09/15/16	215,004
166,230	Series 2359, Class ZB, 8.50%, 06/15/31	192,445
28,985	Series 2362, Class PD, 6.50%, 06/15/20	29,169
365,536	Series 2391, Class QR, 5.50%, 12/15/16	370,733
353,210	Series 2392, Class PV, 6.00%, 12/15/20	355,370
294,189	Series 2394, Class MC, 6.00%, 12/15/16	302,300

120,232	Series 2410, Class OE, 6.38%, 02/15/32	123,559
178,557	Series 2410, Class QS, IF, 4.54%, 02/15/32	179,019
115,210	Series 2410, Class QX, IF, IO, 2.90%, 02/15/32	12,339
81,125	Series 2412, Class SE, IF, 4.06%, 02/15/09	81,741
100,000	Series 2412, Class SP, IF, 4.60%, 02/15/32	97,725
251,892	Series 2423, Class MC, 7.00%, 03/15/32	262,649
390,894	Series 2423, Class MT, 7.00%, 03/15/32	407,586
227,841	Series 2435, Class CJ, 6.50%, 04/15/32	237,486
470,000	Series 2435, Class VH, 6.00%, 07/15/19	477,294
163,922	Series 2444, Class ES, IF, IO, 2.20%, 03/15/32	15,728
109,281	Series 2450, Class SW, IF, IO, 2.25%, 03/15/32	9,935
83,108	Series 2454, Class BG, 6.50%, 08/15/31	83,990
300,000	Series 2455, Class GK, 6.50%, 05/15/32	312,213
273,837	Series 2460, Class VZ, 6.00%, 11/15/29	276,409
209,676	Series 2484, Class LZ, 6.50%, 07/15/32	219,349
490,341	Series 2498, Class UD, 5.50%, 06/15/16	493,272
790,000	Series 2500, Class MC, 6.00%, 09/15/32	792,369
109,149	Series 2500, Class TD, 5.50%, 02/15/16	109,324
150,000	Series 2503, Class BH, 5.50%, 09/15/17	152,131
155,918	Series 2513, Class YO, PO, 02/15/32	137,411
500,000	Series 2515, Class DE, 4.00%, 03/15/32	470,958
500,000	Series 2535, Class BK, 5.50%, 12/15/22	504,006
300,000	Series 2543, Class YX, 6.00%, 12/15/32 (m)	301,300
500,000	Series 2544, Class HC, 6.00%, 12/15/32	497,610
269,466	Series 2565, Class MB, 6.00%, 05/15/30	272,966
500,000	Series 2575, Class ME, 6.00%, 02/15/33	502,344
153,737	Series 2586, Class WI, IO, 6.50%, 03/15/33	37,434
189,192	Series 2594, Class VA, 6.00%, 03/15/14	191,658
400,000	Series 2594, Class VQ, 6.00%, 08/15/20	404,340
407,307	Series 2597, Class DS, IF, IO, 1.80%, 02/15/33	27,306
575,564	Series 2599, Class DS, IF, IO, 1.25%, 02/15/33	31,106
667,145	Series 2610, Class DS, IF, IO, 1.35%, 03/15/33	40,568
903,698	Series 2611, Class SH, IF, IO, 1.90%, 10/15/21	60,112
500,000	Series 2617, Class GR, 4.50%, 05/15/18	474,362
840,285	Series 2626, Class NS, IF, IO, 0.80%, 06/15/23	53,269
500,000	Series 2628, Class WA, 4.00%, 07/15/28	481,993
500,000	Series 2631, Class LC, 4.50%, 06/15/18	475,930
605,165	Series 2636, Class Z, 4.50%, 06/15/18	574,095
199,277	Series 2638, Class DS, IF, 3.00%, 07/15/23	149,510
39,966	Series 2643, Class HI, IO, 4.50%, 12/15/16	3,430
88,416	Series 2656, Class SH, IF, 4.34%, 02/15/25	87,326
354,661	Series 2668, Class SB, IF, 2.09%, 10/15/15	324,350
500,000	Series 2675, Class CK, 4.00%, 09/15/18	462,689
231,574	Series 2682, Class YS, IF, 0.50%, 10/15/33	148,515
274,714	Series 2684, Class TO, PO, 10/15/33	153,707
224,854	Series 2686, Class GB, 5.00%, 05/15/20	224,294
184,441	Series 2691, Class WS, IF, 0.37%, 10/15/33	119,299
138,460	Series 2705, Class SC, IF, 0.37%, 11/15/33	89,883
211,357	Series 2705, Class SD, IF, 1.60%, 11/15/33	146,648
1,000,000	Series 2716, Class UN, 4.50%, 12/15/23	945,927

750,000	Series 2727, Class BS, IF, 0.45%, 01/15/34	422,612
13,556	Series 2733, Class GF, FRN, 4.03%, 09/15/33	13,434
500,000	Series 2743, Class HD, 4.50%, 08/15/17	486,906
209,330	Series 2744, Class FE, FRN, 0.00%, 02/15/34	176,218
500,000	Series 2744, Class PD, 5.50%, 08/15/33	504,475
144,668	Series 2753, Class S, IF, 0.50%, 02/15/34	80,150
189,908	Series 2755, Class SA, IF, 2.69%, 05/15/30	177,876
151,690	Series 2766, Class SX, IF, 0.00%, 03/15/34	102,991
59,746	Series 2769, Class PO, PO, 03/15/34	29,780
476,978	Series 2776, Class SK, IF, 0.45%, 04/15/34	322,646
46,919	Series 2778, Class BS, IF, 1.37%, 04/15/34	38,327
268,163	Series 2780, Class JG, 4.50%, 04/15/19	251,692
702,000	Series 2809, Class UB, 4.00%, 09/15/17	675,059
135,305	Series 2827, Class SQ, FRN, 6.55%, 01/15/19	138,440
26,184	Series 2841, Class GO, PO, 08/15/34	25,561
123,775	Series 2846, Class PO, PO, 08/15/34	77,774
500,000	Series 2899, Class KB, 4.50%, 03/15/19	471,491
500,000	Series 2931, Class QC, 4.50%, 01/15/19	483,761
119,660	Series 2958, Class KB, 5.50%, 04/15/35	119,652
100,000	Series 2975, Class KO, PO, 05/15/35	59,880
134,658	Series 2989, Class PO, PO, 06/15/23	101,995
300,000	Series 3047, Class OD, 5.50%, 10/15/35	291,202
169,859	Series 3101, Class EA, 6.00%, 06/15/20	169,862
262,719	Series 3117, Class EO, PO, 02/15/36	199,364
441,174	Series 3260, Class CS, FRN, 0.39%, 01/15/37	15,783
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
33,306	Series T-41, Class 3A, VAR, 7.50%, 07/25/32	34,757
221,043	Series T-54, Class 2A, 6.50%, 02/25/43	224,359
102,688	Series T-54, Class 3A, 7.00%, 02/25/43	106,624
60,526	Series T-58, Class A, PO, 09/25/43	51,558
474,713	Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
	Series 8, Class ZA, 7.00%, 03/25/23	477,417
	Federal National Mortgage Association, REMICS
14,565	Series 1989-83, Class H, 8.50%, 11/25/19	15,762
3,344	Series 1990-1, Class D, 8.80%, 01/25/20	3,641
14,878	Series 1990-10, Class L, 8.50%, 02/25/20	16,124
3,178	Series 1990-93, Class G, 5.50%, 08/25/20	3,153
51	Series 1990-140, Class K, HB, 652.15%, 12/25/20	950
5,645	Series 1990-143, Class J, 8.75%, 12/25/20	6,040
86,825	Series 1992-101, Class J, 7.50%, 06/25/22	88,299
39,253	Series 1992-143, Class MA, 5.50%, 09/25/22	39,451
17,982	Series 1993-164, Class SA, IF, 9.26%, 09/25/08	18,074
25,763	Series 1993-164, Class SC, IF, 9.26%, 09/25/08	25,895
8,998	Series 1993-165, Class SD, IF, 5.78%, 09/25/23	9,028
44,871	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	51,750
51,896	Series 1993-167, Class GA, 7.00%, 09/25/23	53,260
10,299	Series 1993-175, Class SA, IF, 12.09%, 09/25/08	10,477
8,439	Series 1993-190, Class S, IF, 6.90%, 10/25/08	8,463
1,691	Series 1993-196, Class FA, FRN, 5.18%, 10/25/08	1,685
2,537	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	2,554

423,519	Series 1993-203, Class PL, 6.50%, 10/25/23	436,985
19,693	Series 1993-205, Class H, PO, 09/25/23	16,835
276,720	Series 1993-225, Class UB, 6.50%, 12/25/23	286,868
7,499	Series 1993-230, Class FA, FRN, 5.76%, 12/25/23	7,570
36,749	Series 1993-233, Class SB, IF, 8.08%, 12/25/08	37,008
419,148	Series 1993-250, Class Z, 7.00%, 12/25/23	436,224
132,657	Series 1993-257, Class C, PO, 06/25/23	118,217
5,309	Series 1994-13, Class SK, IF, 9.20%, 02/25/09	5,352
15,310	Series 1994-33, Class FA, FRN, 5.28%, 03/25/09	15,261
59,878	Series 1995-2, Class Z, 8.50%, 03/25/25	63,580
83,206	Series 1995-19, Class Z, 6.50%, 11/25/23	89,230
3,907	Series 1996-20, Class L, PO, 09/25/08	3,807
7,899	Series 1996-39, Class J, PO, 09/25/08	7,698
17,049	Series 1996-59, Class J, 6.50%, 08/25/22	17,530
153,468	Series 1996-59, Class K, 6.50%, 07/25/23	155,989
554,374	Series 1997-20, Class IB, IF, IO, 1.84%, 03/25/27	16,010
48,899	Series 1997-39, Class PD, 7.50%, 05/20/27	51,349
117,334	Series 1997-46, Class PL, 6.00%, 07/18/27	119,344
308,576	Series 1997-61, Class ZC, 7.00%, 02/25/23	324,409
140,508	Series 1998-36, Class ZB, 6.00%, 07/18/28	141,828
149,582	Series 1998-43, Class SA, IF, IO, 11.89%, 04/25/23	29,027
22,334	Series 2000-52, IO, 8.50%, 01/25/31	6,358
21,026	Series 2001-28, Class VB, 6.00%, 02/25/20	20,953
284,346	Series 2001-30, Class PM, 7.00%, 07/25/31	294,132
284,213	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	62,310
451,785	Series 2001-36, Class DE, 7.00%, 08/25/31	467,624
55,223	Series 2001-44, Class PD, 7.00%, 09/25/31	57,761
58,119	Series 2001-50, Class VB, 6.50%, 12/25/16	58,134
252,381	Series 2001-52, Class XN, 6.50%, 11/25/15	261,800
528,951	Series 2001-61, Class Z, 7.00%, 11/25/31	551,731
403,523	Series 2001-69, Class PG, 6.00%, 12/25/16	414,078
255,264	Series 2001-71, Class QE, 6.00%, 12/25/16	262,023
129,802	Series 2001-80, Class PE, 6.00%, 07/25/29	131,411
138,948	Series 2002-1, Class HC, 6.50%, 02/25/22	144,058
36,208	Series 2002-1, Class SA, IF, 8.51%, 02/25/32	39,331
441,388	Series 2002-3, Class OG, 6.00%, 02/25/17	453,031
785,553	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	41,169
407,692	Series 2002-28, Class PK, 6.50%, 05/25/32	421,787
654,850	Series 2002-62, Class ZE, 5.50%, 11/25/17	655,851
137,836	Series 2002-73, Class S, IF, 3.42%, 11/25/09	135,764
388,531	Series 2002-74, Class VB, 6.00%, 11/25/31	390,819
152,271	Series 2002-77, Class S, IF, 5.08%, 12/25/32	149,841
52,035	Series 2002-8, Class SR, IF, 5.43%, 03/25/09	52,414
35,211	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	5,347
339,468	Series 2002-93, Class PD, 3.50%, 02/25/29	332,031
500,000	Series 2002-94, Class BK, 5.50%, 01/25/18	504,700
1,596	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	1
293,000	Series 2003-22, Class UD, 4.00%, 04/25/33	235,652
250,000	Series 2003-41, Class PE, 5.50%, 05/25/23	251,782
100,000	Series 2003-47, Class PE, 5.75%, 06/25/33	97,266

72,389	Series 2003-64, Class SX, IF, 0.00%, 07/25/33	51,723
227,952	Series 2003-66, Class PA, 3.50%, 02/25/33	207,011
647,059	Series 2003-68, Class LC, 3.00%, 07/25/22	542,806
598,008	Series 2003-68, Class QP, 3.00%, 07/25/22	559,279
137,818	Series 2003-71, Class DS, IF, 0.00%, 08/25/33	92,101
928,543	Series 2003-73, Class GA, 3.50%, 05/25/31	878,571
1,043,266	Series 2003-80, Class SY, IF, IO, 2.52%, 06/25/23	89,152
500,000	Series 2003-83, Class PG, 5.00%, 06/25/23	487,451
115,542	Series 2003-91, Class SD, IF, 3.95%, 09/25/33	101,972
250,000	Series 2003-106, Class US, IF, 1.38%, 11/25/23	175,320
500,000	Series 2003-106, Class WE, 4.50%, 11/25/22	477,937
880,605	Series 2003-116, Class SB, IF, IO, 2.47%, 11/25/33	73,898
600,000	Series 2003-117, Class JB, 3.50%, 06/25/33	541,713
500,000	Series 2003-128, Class KE, 4.50%, 01/25/14	492,025
500,000	Series 2003-128, Class NG, 4.00%, 01/25/19	459,611
149,308	Series 2003-130, Class SX, IF, 3.82%, 01/25/34	141,434
230,677	Series 2003-132, Class OA, PO, 08/25/33	166,085
700,000	Series 2004-1, Class AC, 4.00%, 02/25/19	645,361
343,699	Series 2004-4, Class QM, IF, 3.94%, 06/25/33	323,023
228,205	Series 2004-10, Class SC, IF, 8.08%, 02/25/34	250,640
164,907	Series 2004-14, Class SD, IF, 1.38%, 03/25/34	107,659
174,232	Series 2004-21, Class CO, PO, 04/25/34	103,397
178,833	Series 2004-22, Class A, 4.00%, 04/25/19	168,121
427,859	Series 2004-36, Class SA, IF, 5.41%, 05/25/34	423,771
88,913	Series 2004-51, Class SY, IF, 3.98%, 07/25/34	81,062
150,029	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	156,005
200,000	Series 2004-76, Class CL, 4.00%, 10/25/19	184,912
1,000,000	Series 2004-81, Class AC, 4.00%, 11/25/19	920,200
226,413	Series 2004-92, Class JO, PO, 12/25/34	202,611
763,619	Series 2005-28, Class JA, 5.00%, 04/25/35	710,342
841,784	Series 2005-40, Class YA, 5.00%, 09/25/20	838,595
491,212	Series 2005-47, Class AN, 5.00%, 12/25/16	489,693
640,972	Series 2005-52, Class PA, 6.50%, 06/25/35	662,028
853,000	Series 2005-68, Class BC, 5.25%, 06/25/35	820,587
1,000,000	Series 2005-84, Class XM, 5.75%, 10/25/35	1,012,494
1,000,000	Series 2005-109, Class PC, 6.00%, 12/25/35	1,023,814
700,000	Series 2005-110, Class MN, 5.50%, 06/25/35	694,359
219,656	Series 2006-22, Class AO, PO, 04/25/36	157,233
517,037	Series 2006-59, Class QO, PO, 01/25/33	370,739
553,071	Series 2006-110, Class PO, 11/25/36	393,372
1,229,713	Series 2007-7, Class SG, FRN, 1.37%, 08/25/36	43,257
46,856	Series G92-15, Class Z, 7.00%, 01/25/22	47,838
7,109	Series G92-42, Class Z, 7.00%, 07/25/22	7,473
151,557	Series G92-44, Class ZQ, 8.00%, 07/25/22	161,610
88,363	Series G92-54, Class ZQ, 7.50%, 09/25/22	93,895
5,515	Series G92-59, Class F, FRN, 4.98%, 10/25/22	5,545
14,206	Series G92-61, Class Z, 7.00%, 10/25/22	14,840
151,512	Series G92-66, Class KB, 7.00%, 12/25/22	158,949
44,027	Series G93-1, Class KA, 7.90%, 01/25/23	47,248
45,850	Series G93-17, Class SI, IF, 6.00%, 04/25/23	46,188

	Federal National Mortgage Association Interest STRIPS,
117,385	Series 329, Class 1, PO, 01/01/33	85,563
150,211	Series 340, Class 1, PO, 09/01/33	104,846
29	Series 2004-92, Class K2, JO, HB, 255.60%, 11/01/08	52
	Federal National Mortgage Association Whole Loan,
157,878	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	162,115
97,875	Series 2003-W1, Class 2A, 7.50%, 12/25/42	102,622
160,819	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	168,026
	Government National Mortgage Association,
125,074	Series 1994-3, Class PQ, 7.49%, 07/16/24	131,222
500,000	Series 1994-7, Class PQ, 6.50%, 10/16/24	521,277
131,005	Series 1996-16, Class E, 7.50%, 08/16/26	136,038
123,833	Series 1997-8, Class PN, 7.50%, 05/16/27	129,411
148,340	Series 1998-26, Class K, 7.50%, 09/17/25	156,029
131,028	Series 1999-41, Class Z, 8.00%, 11/16/29	137,763
76,001	Series 1999-44, Class PC, 7.50%, 12/20/29	79,386
96,005	Series 1999-44, Class ZG, 8.00%, 12/20/29	100,747
68,800	Series 2000-6, Class Z, 7.50%, 02/20/30	69,060
112,280	Series 2000-14, Class PD, 7.00%, 02/16/30	117,010
416,911	Series 2000-21, Class Z, 9.00%, 03/16/30	457,635
54,309	Series 2000-26, Class Z, 7.75%, 09/20/30	54,341
7,597	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	1,535
800,000	Series 2000-36, Class PB, 7.50%, 11/16/30	837,202
101,675	Series 2000-37, Class B, 8.00%, 12/20/30	105,428
26,188	Series 2000-38, Class AH, 7.15%, 12/20/30	26,681
58,081	Series 2001-4, Class SJ, IF, IO, 2.54%, 01/19/30	5,133
199,343	Series 2001-36, Class S, IF, IO, 2.30%, 08/16/31	16,078
200,000	Series 2001-64, Class MQ, 6.50%, 12/20/31	205,912
36,063	Series 2002-24, Class SB, IF, 3.30%, 04/16/32	34,066
191,694	Series 2002-54, Class GB, 6.50%, 08/20/32	198,479
219,061	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	29,626
23,846	Series 2003-24, Class PO, PO, 03/16/33	18,959
542,025	Series 2003-76, Class LS, IF, IO, 1.70%, 09/20/31	28,769
827,126	Series 2004-11, Class SW, IF, IO, 0.00%, 02/20/34	29,607
91,782	Series 2004-28, Class S, IF, 3.84%, 04/16/34	90,627
	Vendee Mortgage Trust,
137,711	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	137,711
325,164	Series 1996-1, Class 1Z, 6.75%, 02/15/26	341,643
179,515	Series 1996-2, Class 1Z, 6.75%, 06/15/26	188,569
666,346	Series 1997-1, Class 2Z, 7.50%, 02/15/27	708,110
183,733	Series 1998-1, Class 2E, 7.00%, 09/15/27	191,945
		60,895,486

Non-Agency CMO — 22.5%
500,000	American Home Mortgage Investment Trust,
	Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	481,866
	Banc of America Funding Corp.,
234,543	Series 2003-1, Class A, PO, 09/20/33	173,014
495,667	Series 2003-3, Class 1A33, 5.50%, 10/25/33	486,590
141,419	Series 2004-1, Class PO, PO, 03/25/34	99,600
1,000,000	Series 2005-6, Class 2A7, 5.50%, 10/25/35	983,787

226,389	Series 2005-7, Class 30, PO, 11/25/35	142,304
771,909	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	760,631
	Banc of America Mortgage Securities, Inc.,
115,192	Series 2002-10, Class A, PO, 11/25/32	100,801
68,958	Series 2003-8 Class A, PO, 11/25/33	50,939
75,305	Series 2004-4, Class A, PO, 05/25/34	57,730
480,285	Series 2004-5, Class 2A2, 5.50%, 06/25/34	418,741
250,000	Series 2004-6, Class 2A5, PO, 07/25/34	138,067
236,296	Series 2004-6, Class A, PO, 07/25/34	172,568
289,581	Series 2004-7 Class 1A19, PO, 08/25/34	184,823
200,000	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	201,901
584,989	Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	580,420
	Bank of America Alternative Loan Trust,
141,220	Series 2004-6, Class 15, PO, 07/25/34	110,257
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	186,668
	Bear Stearns Adjustable Rate Mortgage Trust,
420,481	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	420,159
67,079	Series 2004-4, Class A4, VAR, 3.52%, 06/25/34	66,402
1,021,626	Series 2006-1, Class A1, FRN, 4.62%, 02/25/36	1,002,975
	Citicorp Mortgage Securities, Inc.,
1,412,708	Series 2004-1, Class 3A1, 4.75%, 01/25/34	1,381,120
689,444	Series 2004-5, Class 2A5, 4.50%, 08/25/34	667,469
	Citigroup Mortgage Loan Trust, Inc.,
81,111	Series 2003-UP3, Class A3, 7.00%, 09/25/33	82,201
101,279	Series 2003-UST1, Class 1, PO, 12/25/18	80,088
56,846	Series 2003-UST1, Class 3, PO, 12/25/18	45,327
216,060	Series 2003-UST1, Class A1, 5.50%, 12/25/18	213,899
394,271	Series 2005-1, Class 2A1A, VAR, 4.74%, 04/25/35	394,607
	Countrywide Alternative Loan Trust,
323,937	Series 2002-8, Class A4, 6.50%, 07/25/32	324,368
105,833	Series 2003-J1, Class PO, PO, 10/25/33	84,065
1,357,487	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,218,710
271,551	Series 2005-26CB, Class A10, IF, 3.75%, 07/25/35	262,602
1,181,600	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	1,119,885
2,573,793	Series 2005-22T1, Class A2, IF, IO, 0.00%, 06/25/35	36,589
600,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	581,540
388,370	Series 2005-5R, Class A1, 5.25%, 12/25/18	386,982
2,458,066	Series 2005-J1, Class 1A4, FRN, 0.00%, 02/25/35	30,966
	Countrywide Home Loan Mortgage Pass Through Trust,
725,348	Series 2003-26, Class 1A6, 3.50%, 08/25/33	635,416
74,470	Series 2003-34, Class A11, 5.25%, 09/25/33	67,703
186,364	Series 2003-44, Class A6, PO, 10/25/33	121,522
244,944	Series 2003-J7, Class 4A3, IF, 3.17%, 08/25/18	229,663
227,129	Series 2004-7 Class 2A1, FRN, 4.03%, 06/25/34	225,804
158,191	Series 2004-HYB1, Class 2A, VAR, 4.21%, 05/20/34	159,038
201,390	Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	198,524
124,929	Series 2004-J8, Class PO, PO, 11/25/19	93,822
779,457	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	768,654
500,000	Series 2005-16, Class A23, 5.50%, 09/25/35	487,626
688,120	Series 2005-22, Class 2A1, FRN, 5.26%, 11/25/35	685,528

135,739	CS First Boston Mortgage Securities Corp.,
	Series 2004-5, Class 5P, PO, 08/25/19	106,179
284,579	First Horizon Alternative Mortgage Securities,
	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	264,024
	First Horizon Asset Securities, Inc.,
500,000	Series 2003-3, Class 1A4, 3.90%, 05/25/33	460,351
478,081	Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	476,437
570,037	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	567,769
300,000	Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	300,745
650,000	GMAC Mortgage Corp. Loan Trust,
	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	644,467
	GSR Mortgage Loan Trust,
448,762	Series 2004-6F, Class 1A2, 5.00%, 05/25/34	366,956
1,000,000	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,007,283
595,109	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	589,442
57,509	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	53,981
3,149,905	Indymac Index Mortgage Loan Trust,
	Series 2005-AR11, Class A7, FRN, 0.72%, 08/25/35	47,728
	MASTR Adjustable Rate Mortgages Trust,
396,310	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	390,302
1,100,000	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	1,077,043
	MASTR Alternative Loans Trust,
462,875	Series 2003-9, Class 8A1, 6.00%, 01/25/34	462,491
1,297,381	Series 2004-4, Class 10A1, 5.00%, 05/25/24	1,263,811
500,788	Series 2004-6, Class 7A1, 6.00%, 07/25/34	498,128
70,889	Series 2004-7, Class 30, PO, 08/25/34	56,105
530,972	Series 2004-8, Class 6A1, 5.50%, 09/25/19	530,582
661,616	Series 2004-10, Class 1A1, 4.50%, 09/25/19	633,704
	MASTR Asset Securitization Trust,
131,552	Series 2003-4, Class 2A2, 5.00%, 05/25/18	131,026
240,008	Series 2003-11, Class 6A2, 4.00%, 12/25/33	236,997
295,356	Series 2003-12, Class 15, PO, 12/25/18	215,086
331,540	Series 2004-6, Class 15, PO, 05/25/19	239,749
321,635	Series 2004-8, Class PO, PO, 08/25/19	251,324
570,277	Series 2004-10, Class 15, PO, 10/25/19	447,202
1,035,578	MASTR Resecuritization Trust,
	Series 2005-PO, Class 3, PO, 05/28/35 (e)	714,225
174,863	MortgageIT Trust,
	Series 2005-1, Class 1A1, FRN, 5.45%, 02/25/35	173,727
126,963	Nomura Asset Acceptance Corp.,
	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	130,515
	Residential Accredit Loans, Inc.,
358,000	Series 2002-QS8, Class A5, 6.25%, 06/25/17	356,980
747,564	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	712,904
753,765	Series 2003-QS14, Class A1, 5.00%, 07/25/18	735,628
225,835	Series 2003-QS18, Class A1, 5.00%, 09/25/18	220,542
80,869	Series 2003-QS3, Class A2, IF, 5.21%, 02/25/18	80,481
290,961	Series 2003-QS3, Class A8, IF, IO, 2.47%, 02/25/18	20,553
641,937	Series 2003-QS9, Class A3, IF, IO, 2.42%, 05/25/18	48,289
98,629	Residential Asset Securitization Trust,

	Series 2003-A14, Class A1, 4.75%, 02/25/19	95,147
	Residential Funding Mortgage Securities I,
165,000	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	157,788
273,356	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	264,705
446,663	Series 2003-S7, Class A17, 4.00%, 05/25/33	414,237
472,814	Series 2005-SA4, Class 1A1, VAR, 4.94%, 09/25/35	478,247
32,935	Salomon Brothers Mortgage Securities VII, Inc.,
	Series 2003-UP2, Class 1, PO, 12/25/18	27,428
400,000	Structured Adjustable Rate Mortgage Loan Trust,
	Series 2004-6, Class 5A4, VAR, 4.97%, 06/25/34	383,420
	Structured Asset Securities Corp.,
500,000	Series 2003-8, Class 1A2, 5.00%, 04/25/18	493,072
315,551	Series 2004-20, Class 1A3, 5.25%, 11/25/34	307,671
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
1,110,335	Series 2005-2, Class 2A3, IF, IO, 0.00%, 04/25/35	17,187
3,393,121	Series 2005-2, Class 1A4, IF, IO, 0.00%, 04/25/35	52,504
800,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	776,960
118,528	Series 2005-4, Class DP, PO, 06/25/20	90,636
340,044	Series 2005-6, Class 2A4, 5.50%, 08/25/35	337,442
229,010	Washington Mutual MSC Mortgage Pass-Through Certificates,
	Series 2002-MS, Class 12 A, 6.50%, 05/25/32	229,129
	Washington Mutual, Inc.,
137,110	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	136,543
92,275	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	91,241
325,816	Series 2003-S4, Class 3A, 5.50%, 06/25/33	325,605
452,456	Series 2003-S8, Class A4, 4.50%, 09/25/18	434,719
883,432	Series 2003-S10, Class A5, 5.00%, 10/25/18	870,665
67,956	Series 2003-S10, Class A6, PO, 10/25/18	48,163
134,936	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	132,863
905,378	Series 2004-S3, Class 2A3, IF, 4.73%, 07/25/34	888,763
	Wells Fargo Mortgage Backed Securities Trust,
150,000	Series 2003-8, Class A9, 4.50%, 08/25/18	143,992
90,049	Series 2003-11, Class 1A, PO, 10/25/18	71,963
663,000	Series 2003-11, Class 1A4, 4.75%, 10/25/18	650,955
146,798	Series 2003-17, Class 2A4, 5.50%, 01/25/34	145,691
587,550	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	566,539
338,142	Series 2004-7, Class 2A2, 5.00%, 07/25/19	330,428
646,212	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	638,854
743,267	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	737,420
600,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	588,779
359,204	Series 2005-AR10, Class 2A4, 4.11%, 06/25/35	352,805
301,861	Series 2005-AR16, Class 2A1, VAR, 4.94%, 10/25/35	302,511
		43,500,789
	Total Collateralized Mortgage Obligations
	(Cost $106,282,172)	104,396,275

Commercial Mortgage-Backed Securities — 1.4%
550,000	Banc of America Commercial Mortgage, Inc.,
	Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	544,124
	Bear Stearns Commercial Mortgage Securities,

27,593	Series 2000-WF1, Class A1, VAR, 7.64%, 02/15/32	27,942
23,104	Series 2004-T16, Class A2, 3.70%, 02/13/46	22,934
250,000	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	243,987
360,000	Series 2006-PW11, Class A4, VAR, 5.62%, 03/11/39	360,777
232,376	Series 2006-PW14, Class A1, 5.04%, 12/11/38	232,031
173,140	Citigroup Commercial Mortgage Trust,
	Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	175,529
96,071	DLJ Commercial Mortgage Corp.,
	Series 1999-CG2, Class A1B, VAR, 7.30%, 06/10/32	99,006
330,000	Merrill Lynch Mortgage Trust,
	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	320,653
	Morgan Stanley Capital I,
225,017	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	225,642
81,642	Series 2006-T23, Class A1, 5.68%, 08/12/41	82,771
450,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2004-C15, Class A2, 4.04%, 10/15/41	441,074

Total Commercial Mortgage-Backed Securities
(Cost $2,813,782)	2,776,470

Corporate Bonds — 12.6%

Aerospace & Defense — 0.1%
135,000	Northrop Grumman Corp.,
	7.13%, 02/15/11	143,339
58,494	Systems 2001 AT LLC (Cayman Islands),
	7.16%, 12/15/11 (e)	61,234
		204,573

Airlines — 0.1%
85,000	American Airlines, Inc.,
	Series 1999-1, 7.02%, 10/15/09 (c)	86,309
	United Airlines, Inc.,
120,842	Series 2001-1, 6.07%, 03/01/13	121,446
76,770	Series 2001-1, 6.20%, 09/01/08	76,578
		284,333

Automobiles — 0.2%
350,000	Daimler Finance North America, LLC
	7.20%, 09/01/09	362,547

Capital Markets — 2.6%
	Bear Stearns Cos., Inc. (The),
100,000	3.25%, 03/25/09	96,500
100,000	5.70%, 11/15/14	97,903
250,000	6.40%, 10/02/17	248,889
	Credit Suisse First Boston USA, Inc.,
50,000	4.88%, 01/15/15	47,654
150,000	5.50%, 08/15/13	149,863
500,000	6.13%, 11/15/11	514,950
	Goldman Sachs Group, Inc., (The),
200,000	3.88%, 01/15/09	197,202
375,000	4.75%, 07/15/13	357,926
150,000	5.25%, 10/15/13 (c)	146,544

100,000	5.50%, 11/15/14 (c)	98,330
150,000	6.25%, 09/01/17 (c)	153,284
200,000	6.88%, 01/15/11	209,323
	Lehman Brothers Holdings, Inc.,
100,000	4.00%, 01/22/08 (c)	99,451
100,000	5.75%, 05/17/13	99,300
175,000	6.63%, 01/18/12	180,671
200,000	Series G, 4.80%, 03/13/14 (c)	186,040
	Merrill Lynch & Co., Inc.,
100,000	4.79%, 08/04/10	98,362
150,000	5.45%, 07/15/14	147,119
120,000	6.40%, 08/28/17 (c)	123,815
200,000	Series B, 3.70%, 04/21/08	197,511
200,000	Series C, 4.13%, 01/15/09	196,331
	Morgan Stanley,
400,000	4.75%, 04/01/14	375,728
300,000	6.60%, 04/01/12	311,577
450,000	6.75%, 04/15/11	470,309
150,000	State Street Corp.,
	7.65%, 06/15/10	159,407
		4,963,989

Chemicals — 0.2%
	Dow Chemical Co. (The),
110,000	6.00%, 10/01/12	112,756
150,000	6.13%, 02/01/11	154,301
30,000	7.38%, 11/01/29 (c)	32,828
80,000	Monsanto Co.,
	7.38%, 08/15/12	85,933
		385,818

Commercial Banks — 1.4%
100,000	Barclays Bank plc (United Kingdom),
	5.45%, 09/12/12	100,613
75,000	Branch Banking & Trust Co.,
	4.88%, 01/15/13	72,254
250,000	Firstar Bank N.A.,
	7.13%, 12/01/09	260,071
50,000	HSBC Holdings plc (United Kingdom),
	7.35%, 11/27/32	54,037
250,000	Huntington National Bank,
	8.00%, 04/01/10	265,099
200,000	Keycorp,
	Series G, 4.70%, 05/21/09	200,720
75,000	Marshall & Ilsley Corp.,
	5.35%, 04/01/11	75,034
50,000	PNC Funding Corp.,
	5.25%, 11/15/15	47,862
75,000	Popular North America, Inc.,
	4.25%, 04/01/08	74,505
190,000	Royal Bank of Canada (Canada),
	3.88%, 05/04/09	188,219

250,000	SunTrust Bank,
	6.38%, 04/01/11	259,326
100,000	US Bancorp,
	7.50%, 06/01/26	113,549
200,000	US Bank N.A.,
	6.50%, 02/01/08	200,301
100,000	Wachovia Bank N.A.,
	7.80%, 08/18/10	107,133
	Wachovia Corp.,
240,000	3.50%, 08/15/08	236,840
150,000	3.63%, 02/17/09	147,266
260,000	Wells Fargo & Co.,
	3.13%, 04/01/09	253,100
		2,655,929

Communications Equipment — 0.0% (g)
80,000	Cisco Systems, Inc.,
	5.50%, 02/22/16	79,465

Computers & Peripherals — 0.1%
	International Business Machines Corp.,
150,000	5.39%, 01/22/09	151,010
50,000	6.22%, 08/01/27	51,027
		202,037

Consumer Finance — 0.9%
	Capital One Financial Corp.,
185,000	6.25%, 11/15/13	183,549
65,000	5.70%, 09/15/11 (c)	65,108
	HSBC Finance Corp.,
150,000	5.00%, 06/30/15	141,649
150,000	5.25%, 01/15/14 (c)	145,333
200,000	6.40%, 06/17/08	201,276
500,000	6.50%, 11/15/08	506,819
	International Lease Finance Corp.,
60,000	4.50%, 05/01/08	59,585
40,000	5.88%, 05/01/13 (c)	40,158
	SLM Corp.,
150,000	4.00%, 01/15/10	140,528
100,000	Series A, 5.38%, 01/15/13	90,537
100,000	Toyota Motor Credit Corp.,
	2.88%, 08/01/08	98,100
100,000	Washington Mutual Financial Corp.,
	6.88%, 05/15/11	105,321
		1,777,963

Diversified Financial Services — 1.7%
250,000	Associates Corp. of North America,
	8.55%, 07/15/09	263,881
	Bank of America Corp.,
200,000	3.88%, 01/15/08 (c)	199,109
200,000	5.25%, 12/01/15 (c)	193,827
570,000	7.80%, 02/15/10	602,699
	Citigroup, Inc.,

150,000	4.70%, 05/29/15 (c)	141,114
300,000	5.63%, 08/27/12 (c)	303,515
	General Electric Capital Corp.,
500,000	7.38%, 01/19/10 (c)	524,862
150,000	Series A, 3.50%, 05/01/08	148,615
300,000	Series A, 5.88%, 02/15/12	307,892
200,000	Series A, 6.00%, 06/15/12	206,229
200,000	Series A, 6.75%, 03/15/32	220,195
130,000	Textron Financial Corp.,
	5.13%, 02/03/11	129,308
		3,241,246

Diversified Telecommunication Services — 1.3%
100,000	BellSouth Corp.,
	5.20%, 09/15/14	97,333
288,255	BellSouth Telecommunications, Inc.,
	6.30%, 12/15/15	297,664
400,000	British Telecommunications plc (United Kingdom),
	8.62%, 12/15/10	440,378
180,000	France Telecom S.A. (France),
	7.75%, 03/01/11	193,486
150,000	Nynex Capital Funding Co.,
	Series B, SUB, 8.23%, 10/15/09	158,629
	Sprint Capital Corp.,
100,000	8.38%, 03/15/12	110,104
60,000	8.75%, 03/15/32	68,804
130,000	Telecom Italia Capital S.A. (Luxembourg),
	5.25%, 11/15/13	126,165
115,000	TELUS Corp. (Canada),
	8.00%, 06/01/11	124,455
650,000	Verizon Global Funding Corp.,
	7.25%, 12/01/10	690,496
100,000	Verizon Pennsylvania, Inc.,
	8.35%, 12/15/30	119,433
100,000	Verizon Virginia, Inc.,
	Series A, 4.63%, 03/15/13	96,531
		2,523,478

Electric Utilities — 0.3%
100,000	Carolina Power & Light Co.,
	5.13%, 09/15/13	97,922
100,000	CenterPoint Energy Houston Electric LLC,
	Series M2, 5.75%, 01/15/14	99,943
150,000	Exelon Generation Co. LLC,
	6.95%, 06/15/11	157,089
30,000	Florida Power & Light Co.,
	5.95%, 10/01/33 (c)	29,463
65,000	PSEG Power LLC,
	7.75%, 04/15/11	69,600
70,000	Virginia Electric and Power Co.,
	5.95%, 09/15/17	69,899
		523,916

Food & Staples Retailing — 0.1%
150,000	Kroger Co. (The),
	8.05%, 02/01/10	159,544

Gas Utilities — 0.1%
80,000	KeySpan Gas East Corp.,
	7.88%, 02/01/10	84,648
50,000	TransCanada Pipelines Ltd. (Canada),
	4.00%, 06/15/13	46,372
		131,020

Industrial Conglomerates — 0.1%
250,000	General Electric Co.,
	5.00%, 02/01/13	247,817

Insurance — 1.4%
130,000	American International Group, Inc.,
	4.25%, 05/15/13 (c)	122,268
300,000	ASIF Global Financing XIX,
	4.90%, 01/17/13 (e)	289,863
250,000	ASIF Global Financing XXIII,
	3.90%, 10/22/08 (e)	246,422
200,000	Jackson National Life Global Funding,
	6.13%, 05/30/12 (e)	207,659
	John Hancock Global Funding II,
100,000	3.50%, 01/30/09 (c) (e)	97,791
100,000	7.90%, 07/02/10 (e)	107,245
200,000	MassMutual Global Funding II,
	3.50%, 03/15/10 (e)	193,537
100,000	Metropolitan Life Global Funding I,
	5.20%, 09/18/13 (e)	100,224
150,000	Monumental Global Funding II,
	4.38%, 07/30/09 (e)	148,932
100,000	Nationwide Financial Services,
	6.25%, 11/15/11	102,393
	New York Life Global Funding,
75,000	3.88%, 01/15/09 (e)	74,458
250,000	5.38%, 09/15/13 (e)	248,609
145,000	Pacific Life Global Funding,
	3.75%, 01/15/09 (e)	142,729
300,000	Principal Life Global Funding I,
	6.25%, 02/15/12 (e)	312,690
	Protective Life Secured Trust,
85,000	4.00%, 10/07/09	83,937
200,000	4.00%, 04/01/11	193,140
		2,671,897

Media — 0.5%
125,000	Comcast Cable Communications LLC
	7.13%, 06/15/13	133,057
335,000	Comcast Cable Holdings LLC
	9.80%, 02/01/12	387,746
	Comcast Corp.,
100,000	5.50%, 03/15/11	100,192

50,000	5.90%, 03/15/16	49,739
100,000	Historic TW, Inc.,
	9.15%, 02/01/23	121,946
150,000	Time Warner Entertainment Co. LP,
	10.15%, 05/01/12	177,300
		969,980

Metals & Mining — 0.0% (g)
100,000	Alcoa, Inc.,
	5.55%, 02/01/17	96,604

Multi-Utilities — 0.1%
130,000	DTE Energy Co.,
	Series A, 6.65%, 04/15/09	133,087
150,000	Duke Energy Corp.,
	5.63%, 11/30/12	152,048
		285,135

Oil, Gas & Consumable Fuels — 0.1%
75,000	ConocoPhillips Canada Funding Co. (Canada),
	5.63%, 10/15/16	74,710
125,000	ConocoPhillips Co.,
	8.75%, 05/25/10	136,223
		210,933

Paper & Forest Products — 0.2%
	International Paper Co.,
165,000	4.00%, 04/01/10	160,089
55,000	4.25%, 01/15/09	54,161
	Union Camp Corp.,
65,000	6.50%, 11/15/07	65,005
100,000	Weyerhaeuser Co.,
	6.75%, 03/15/12	103,818
		383,073

Personal Products — 0.1%
95,158	Procter & Gamble Co.,
	Series A, 9.36%, 01/01/21	118,433

Real Estate Management & Development — 0.1%
30,000	ERP Operating LP,
	4.75%, 06/15/09	29,799
100,000	HRPT Properties Trust,
	6.65% ,01/15/18	98,326
		128,125

Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.,
60,000	6.13%, 03/15/09	60,713
150,000	7.13%, 12/15/10	158,525
		219,238

Software — 0.0% (g)
50,000	Oracle Corp. and Ozark Holding, Inc.,
	5.25%, 01/15/16	48,687

Thrifts & Mortgage Finance — 0.5%
Countrywide Home Loans, Inc.,
50,000	3.25%, 05/21/08 (c)	48,187

250,000	Series L, 4.00%, 03/22/11 (c)	223,844
250,000	Washington Mutual Bank FA,
	5.65%, 08/15/14	240,656
90,000	Washington Mutual, Inc.,
	4.20%, 01/15/10	87,538
300,000	World Savings Bank FSB,
	4.50%, 06/15/09	299,635
		899,860

Wireless Telecommunication Services — 0.3%
150,000	New Cingular Wireless Services, Inc.,
	7.88%, 03/01/11	162,301
400,000	Sprint Nextel Corp.,
	6.00%, 12/01/16 (m)	384,210
		546,511
	Total Corporate Bonds
	(Cost $24,111,713)	24,322,151

Mortgage Pass-Through Securities — 12.1%
	Federal Home Loan Mortgage Corp. Conventional Pools,
60,020	10.00%, 01/01/20 - 09/01/20	67,104
6,223	12.00%, 07/01/19	6,981
429,424	ARM, 4.13%, 04/01/34	423,430
293,947	ARM, 4.66%, 03/01/35	291,015
	Federal Home Loan Mortgage Corp. Gold Pools,
1,446,551	4.00%, 05/01/14 - 05/01/19	1,384,602
445,062	4.00%, 09/01/35	403,153
714,275	4.50%, 08/01/18 - 05/01/19	688,375
304,670	5.50%, 10/01/33	299,185
143,744	6.00%, 12/01/22	145,150
304,640	6.00%, 01/01/34	305,661
632,407	6.50%, 10/01/17 - 02/01/19	648,614
271,251	6.50%, 11/01/22	278,670
206,482	6.50%, 11/01/34	210,836
390,536	7.00%, 01/01/17	403,859
307,900	7.00%, 07/01/29	316,638
195,757	7.00%, 04/01/35	203,234
11,042	7.50%, 09/01/10	11,166
50,560	8.50%, 11/01/15	54,580
3,960	9.00%, 06/01/10	4,136
	Federal National Mortgage Association Pools,
393,818	3.00%, 09/01/31	339,235
693,904	3.50%, 09/01/18 - 05/01/19	639,162
447,090	4.00%, 09/01/13	436,649
3,755,418	4.00%, 07/01/18 - 12/01/18	3,550,304
730,897	4.50%, 07/01/18 - 12/01/19	704,744
991,567	4.50%, 11/01/14 - 12/01/24	966,674
937,636	4.50%, 08/01/33 - 02/01/35	870,880
77,656	5.00%, 06/01/18	76,334
486,495	5.00%, 09/01/35	464,816
178,886	5.50%, 09/01/33	175,717

813,711	5.50%, 12/01/33 - 01/01/34	799,295
49,348	6.00%, 05/01/09	49,670
634,759	6.00%, 03/01/18 - 07/01/19	644,161
1,523,473	6.00%, 01/01/29 - 09/01/33	1,532,941
1,044,109	6.50%, 03/01/19 - 10/01/35	1,068,036
205,111	6.50%, 08/01/20	209,702
15,303	7.00%, 08/01/32	15,929
77,415	8.00%, 11/01/12	79,953
294,789	8.00%, 03/01/27 - 11/01/28	312,072
116	8.50%, 12/01/07	116
121,696	8.50%, 10/01/26 - 06/01/30	130,468
111,644	9.00%, 04/01/25	120,746
10,029	10.00%, 08/01/21	11,238
504,874	ARM, 3.87%, 07/01/33	512,934
444,664	ARM, 4.16%, 01/01/34	441,019
266,139	ARM, 4.19%, 10/01/34	263,707
461,896	ARM, 4.67%, 05/01/35	463,606
772,257	ARM, 4.79%, 08/01/34	771,821
125,585	ARM, 4.81%, 04/01/34	126,610
921,372	ARM, 4.83%, 01/01/35	919,119
347,942	ARM, 4.89%, 04/01/33	346,941
17,186	ARM, 5.55%, 03/01/29	17,365
6,490	ARM, 6.75%, 03/01/19	6,503
	Government National Mortgage Association Pools,
17,991	6.50%, 10/15/28	18,462
37,320	7.00%, 06/15/33	39,373
15,751	7.50%, 09/15/28	16,540
66,509	8.00%, 01/15/16	70,151
52,754	8.00%, 09/15/22 - 05/15/28	55,907
5,047	8.50%, 05/20/25	5,442
	Total Mortgage Pass-Through Securities
	(Cost $23,718,147)	23,420,731

U.S. Treasury Obligations — 12.1%
	U.S. Treasury Bonds Principal STRIPS,
900,000	11/15/12 (c)	726,917
4,000,000	02/15/14 (m)	3,033,084
5,750,000	05/15/14 (m)	4,299,028
825,000	02/15/15 (m)	592,118
360,000	08/15/15 (c)	251,855
3,085,000	11/15/15 (c)	2,128,832
4,500,000	02/15/16 (m)	3,070,008
1,215,000	05/15/16 (c)	817,423
200,000	08/15/16	132,672
2,900,000	11/15/16 (c)	1,896,548
4,600,000	05/15/17 (c) (m)	2,922,573
2,900,000	11/15/17 (c)	1,796,016
1,750,000	02/15/19 (c)	1,009,136
100,000	02/15/22	48,832
500,000	02/15/23 (c)	232,979

386,361	U.S. Treasury Inflation Indexed Bonds,
	3.63%, 04/15/28	470,636
	Total U.S. Treasury Obligations
	(Cost $23,036,496)	23,428,657

Municipal Bond — 0.1%

250,000	State of Illinois, Taxable Pension,
	GO, 5.10%, 06/01/33
	(Cost $250,000)	234,178

Foreign Government Securities — 0.3%

	Mexico Government International Bonds (Mexico),
150,000	4.63%, 10/08/08	149,325
100,000	6.63%, 03/03/15	107,000
400,000	Province of Quebec (Canada),
	5.75%, 02/15/09	407,010

Total Foreign Government Securities
(Cost $650,021)	663,335

Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento,
	5.20%, 05/21/13
	(Cost $49,870)	49,381

Total Long-Term Investments
	(Cost $183,663,487)	182,055,605
Shares

Short-Term Investment — 5.8%

Investment Company — 5.8%
11,108,139	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b)
	(Cost $11,108,139)	11,108,139

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 5.2%

Certificate of Deposit — 0.5%
1,000,000	Deutsche Bank New York, (Germany)
	FRN, 5.53%, 01/22/08	1,000,000

Corporate Notes — 2.3%
750,000	Banque Federative du Credit, (France)
	FRN, 5.81%, 08/01/08	750,000
100,000	Beta Finance, Inc.,
	FRN, 4.87%, 01/15/08	100,000
1,000,000	CDC Financial Products, Inc.,
	FRN, 5.40%, 10/26/07	1,000,000
750,000	Macquarie Bank Ltd., (Australia)
	FRN, 5.17%, 08/20/08	750,000

1,000,000	Unicredito Italiano Bank plc, (Ireland)
	FRN, 5.84%, 08/08/08	1,000,000
899,970	Comerica,
	FRN, 5.79%, 11/13/07	899,970
		4,499,970

Repurchase Agreements — 2.4%
590,644	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07,
	repurchase price $590,895, collateralized by U.S. Government Agency Mortgages	590,644
2,000,000	Barclays Capital, 5.12%, dated 09/28/07, due 10/01/07, repurchase price
	$2,000,853, collateralized by U.S. Government Agency Mortgages	2,000,000
2,000,000	Lehman Brothers, Inc., 5.24%, dated 09/28/07, due 10/01/07, repurchase price
	$2,000,873, collateralized by U.S. Government Agency Mortgages	2,000,000
		4,590,644
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $10,090,614)	10,090,614

Total Investments — 105.0%
(Cost $204,862,240)	203,254,358

Liabilities in Excess of Other Assets — (5.0)%	(9,659,738)

NET ASSETS — 100.0%	$193,594,620

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of
1940, as amended, and advised by J.P. Morgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)	Security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2007.
HB	High Coupon Bonds (a.k.a. IOettes ) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment
Conduit trust and allocating them to the small principal of the HB class.
GO	General Obligation
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
The interest rate shown is the rate in effect as of September 30, 2007. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans.
The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	Real Estate Mortgage Investment Conduits
STRIPS	Separate Trading of Registered Interest and PrincipalSecurities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2007.
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,054,521
Aggregate gross unrealized depreciation	(3,662,403)
Net unrealized appreciation/depreciation	$(1,607,882)

Federal income tax cost of investments	$204,862,240

JPMorgan Insurance Trust Diversified Equity Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 98.3%

Common Stocks — 98.3%

Aerospace & Defense — 2.4%
24,700	Boeing Co.	2,593,253
59,470	United Technologies Corp.	4,786,146
		7,379,399

Auto Components — 1.6%
42,100	Johnson Controls, Inc.	4,972,431

Beverages — 0.9%
16,540	Coca-Cola Co. (The)	950,554
25,500	PepsiCo, Inc.	1,868,130
		2,818,684

Biotechnology — 1.4%
60,708	Amgen, Inc. (a)	3,434,252
22,500	Gilead Sciences, Inc. (a)	919,575
		4,353,827

Capital Markets — 2.8%
17,200	Lazard Ltd., Class A (Bermuda)	729,280
76,432	Morgan Stanley	4,815,216
37,000	State Street Corp.	2,521,920
24,400	TD AMERITRADE Holding Corp. (a) (c)	444,568
		8,510,984

Chemicals — 1.6%
11,200	Monsanto Co.	960,288
26,060	Praxair, Inc.	2,182,786
29,800	Rohm & Haas Co.	1,658,966
		4,802,040

Commercial Banks — 3.9%
6,900	SunTrust Banks, Inc.	522,123
24,900	TCF Financial Corp.	651,882
48,220	U.S. Bancorp	1,568,597
52,900	Wachovia Corp.	2,652,935
169,016	Wells Fargo & Co.	6,020,350
8,500	Zions Bancorp	583,695
		11,999,582

Communications Equipment — 6.1%
298,300	Cisco Systems, Inc. (a)	9,876,713
223,100	Corning, Inc.	5,499,415
26,100	Motorola, Inc.	483,633
66,900	QUALCOMM, Inc.	2,827,194
		18,686,955

Computers & Peripherals — 5.3%
15,810	Apple, Inc. (a)	2,427,467
39,300	Dell, Inc. (a)	1,084,680
46,000	EMC Corp. (a)	956,800
93,670	Hewlett-Packard Co.	4,663,829
43,152	International Business Machines Corp.	5,083,306

63,400	Network Appliance, Inc. (a)	1,706,094
4,200	SanDisk Corp. (a)	231,420
		16,153,596

Consumer Finance — 0.5%
24,900	American Express Co.	1,478,313

Diversified Financial Services — 4.7%
157,337	Bank of America Corp.	7,909,331
140,434	Citigroup, Inc.	6,554,055
		14,463,386

Diversified Telecommunication Services — 4.1%
187,663	AT&T, Inc.	7,940,021
102,092	Verizon Communications, Inc.	4,520,634
		12,460,655

Electric Utilities — 2.7%
77,000	Edison International	4,269,650
38,500	FirstEnergy Corp.	2,438,590
25,900	Northeast Utilities	739,963
45,400	Sierra Pacific Resources	714,142
		8,162,345

Electronic Equipment & Instruments — 0.4%
35,975	Tyco Electronics Ltd. (Bermuda)	1,274,594

Energy Equipment & Services — 1.7%
16,500	Baker Hughes, Inc.	1,491,105
26,397	Halliburton Co.	1,013,645
26,000	Schlumberger Ltd.	2,730,000
		5,234,750

Food & Staples Retailing — 4.3%
80,600	CVS/Caremark Corp.	3,194,178
167,900	Safeway, Inc.	5,559,169
75,300	SUPERVALU, Inc.	2,937,453
40,170	SYSCO Corp.	1,429,650
		13,120,450

Food Products — 0.7%
13,900	General Mills, Inc.	806,339
35,158	Kraft Foods, Inc., Class A	1,213,303
		2,019,642

Health Care Equipment & Supplies — 0.9%
25,375	Covidien Ltd. (Bermuda) (a)	1,053,063
31,500	Medtronic, Inc.	1,776,915
		2,829,978

Health Care Providers & Services — 2.3%
40,320	Aetna, Inc.	2,188,166
8,000	McKesson Corp.	470,320
17,700	UnitedHealth Group, Inc.	857,211
43,520	WellPoint, Inc. (a)	3,434,599
		6,950,296

Hotels, Restaurants & Leisure — 1.7%
81,000	International Game Technology	3,491,100
17,000	Starwood Hotels & Resorts Worldwide, Inc.	1,032,750
20,500	Yum! Brands, Inc.	693,515

5,217,365

Household Products — 3.4%
32,000	Colgate-Palmolive Co.	2,282,240
115,207	Procter & Gamble Co.	8,103,660
		10,385,900

Industrial Conglomerates — 2.9%
215,475	General Electric Co.	8,920,665

Insurance — 3.6%
34,200	Aflac, Inc.	1,950,768
9,430	AMBAC Financial Group, Inc.	593,241
152	Berkshire Hathaway, Inc., Class B (a)	600,704
19,700	Genworth Financial, Inc., Class A	605,381
24,670	Hartford Financial Services Group, Inc.	2,283,209
18,600	MBIA, Inc. (c)	1,135,530
16,300	MetLife, Inc.	1,136,599
21,900	Protective Life Corp.	929,436
26,818	RenaissanceRe Holdings Ltd. (Bermuda)	1,754,165
		10,989,033

Internet Software & Services — 2.6%
9,335	Google, Inc., Class A (a)	5,295,465
104,600	Yahoo!, Inc. (a)	2,807,464
		8,102,929

Machinery — 2.8%
38,700	Caterpillar, Inc.	3,035,241
34,300	Danaher Corp. (c)	2,836,953
7,700	Deere & Co.	1,142,834
11,200	Dover Corp.	570,640
18,900	Joy Global, Inc.	961,254
		8,546,922

Media — 2.4%
67,550	Comcast Corp., Class A (a)	1,633,359
209,960	News Corp., Class A	4,617,020
31,700	Walt Disney Co. (The)	1,090,163
		7,340,542

Metals & Mining — 1.0%
11,200	Freeport-McMoRan Copper & Gold, Inc.	1,174,768
17,800	United States Steel Corp.	1,885,732
		3,060,500

Multi-Utilities — 0.5%
98,200	CMS Energy Corp.	1,651,724

Multiline Retail — 1.0%
51,780	Kohl's Corp. (a)	2,968,547

Oil, Gas & Consumable Fuels — 9.1%
24,800	Apache Corp.	2,233,488
15,900	Chevron Corp.	1,487,922
21,500	ConocoPhillips	1,887,055
22,000	Devon Energy Corp.	1,830,400
42,300	EOG Resources, Inc.	3,059,559
71,209	Exxon Mobil Corp.	6,591,105
17,500	Marathon Oil Corp.	997,850

83,500	Occidental Petroleum Corp.	5,350,680
11,000	Sunoco, Inc.	778,580
59,200	XTO Energy, Inc.	3,660,928
		27,877,567

Paper & Forest Products — 0.5%
202,500	Domtar Corp. (Canada) (a)	1,660,500

Personal Products — 0.2%
17,600	Avon Products, Inc.	660,528

Pharmaceuticals — 7.4%
87,700	Abbott Laboratories	4,702,474
9,600	Johnson & Johnson	630,720
185,700	Merck & Co., Inc.	9,598,833
177,500	Schering-Plough Corp.	5,614,325
20,960	Sepracor, Inc. (a)	576,400
37,550	Wyeth	1,672,852
		22,795,604

Real Estate Investment Trusts (REITs) — 0.4%
12,853	Apartment Investment & Management Co.	580,056
15,300	Ventas, Inc.	633,420
		1,213,476

Road & Rail — 2.2%
130,900	Norfolk Southern Corp.	6,795,019

Semiconductors & Semiconductor Equipment — 3.0%
90,300	Altera Corp.	2,174,424
24,000	Analog Devices, Inc.	867,840
10,200	Broadcom Corp., Class A (a)	371,688
19,100	KLA-Tencor Corp.	1,065,398
43,100	Texas Instruments, Inc.	1,577,029
126,100	Xilinx, Inc.	3,296,254
		9,352,633

Software — 2.4%
235,905	Microsoft Corp.	6,949,761
22,740	Oracle Corp. (a)	492,321
		7,442,082

Specialty Retail — 0.8%
38,500	CarMax, Inc. (a)	782,705
76,920	Staples, Inc.	1,653,011
		2,435,716

Thrifts & Mortgage Finance — 0.5%
8,900	Fannie Mae	541,209
18,900	Freddie Mac	1,115,289
		1,656,498

Tobacco — 1.6%
70,458	Altria Group, Inc.	4,898,945

Total Long-Term Investments
(Cost $284,143,188)	301,644,602

Short-Term Investments — 1.2%

Investment Company — 1.2%
3,625,882	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)	3,625,882

(Cost $3,625,882)
Principal Amount $

U.S. Treasury Obligation — 0.0% (g)
200,000	U.S. Treasury Note,
	5.13%, 06/30/08 (k) (n)	201,422
	(Cost $200,116)

Total Short-Term Investments	3,827,304
(Cost $3,825,998)

Investments of Cash Collateral for Securities on Loan — 0.2%

Repurchase Agreements — 0.2%
121,323	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $121,375, collateralized by U.S. Government Agency Mortgages	121,323
120,000	Barclays Capital, 5.12%, dated 09/28/07, due 10/01/07, repurchase price $120,051, collateralized by U.S. Government Agency Mortgages	120,000
110,000	Bear Stearns Cos., Inc., 5.25%, dated 09/28/07, due 10/01/07, repurchase price $110,048, collateralized by U.S. Government Agency Mortgages	110,000
110,000	Credit Suisse (USA) LLC, 5.26%, dated 09/28/07, due 10/01/07, repurchase price $110,048, collateralized by U.S. Government Agency Mortgages	110,000
120,000	Lehman Brothers, Inc., 5.24%, dated 09/28/07, due 10/01/07, repurchase price $120,052, collateralized by U.S. Government Agency Mortgages	120,000

Total Investments of Cash Collateral for Securities on Loan
(Cost $581,323)	581,323

Total Investments — 99.7%
(Cost $288,550,509)	306,053,229

Other Assets in Excess of Liabilities — 0.3%	884,020

NET ASSETS — 100.0%	$306,937,249

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	Notional Value at 09/30/07	Unrealized Appreciation
	Long Futures Outstanding
5	S&P 500 Index	December, 2007	$1,922,625	$60,101

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with the brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,436,703
Aggregate gross unrealized depreciation	(5,933,983)
Net unrealized appreciation/depreciation	$17,502,720

Federal income tax cost of investments	$288,550,509

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

	Shares	Security Description	Value ($)

Long-Term Investments — 99.9%

Common Stocks — 99.9%

Aerospace & Defense — 2.5%
	13,550	Precision Castparts Corp.	2,005,129
	28,450	Rockwell Collins, Inc.	2,077,988
			4,083,117

Auto Components — 3.8%
	22,500	BorgWarner, Inc.	2,059,425
	115,000	Gentex Corp.	2,465,600
	34,000	WABCO Holdings, Inc.	1,589,500
			6,114,525

Biotechnology — 1.0%
	22,050	Celgene Corp. (a)	1,572,386

Capital Markets — 5.2%
	10,450	Affiliated Managers Group, Inc. (a) (c)	1,332,479
	29,350	Investment Technology Group, Inc. (a)	1,261,463
	35,637	Lazard Ltd., Class A (Bermuda)	1,511,009
	22,500	Northern Trust Corp.	1,491,075
	29,100	T. Rowe Price Group, Inc.	1,620,579
	66,600	TD AMERITRADE Holding Corp. (a)	1,213,452
			8,430,057

Chemicals — 1.3%
	43,900	Ecolab, Inc.	2,072,080

Commercial Services & Supplies — 3.5%
	68,800	Corrections Corp. of America (a)	1,800,496
	35,200	Stericycle, Inc. (a)	2,012,032
	59,500	Waste Connections, Inc. (a)	1,889,720
			5,702,248

Communications Equipment — 1.5%
	28,100	Harris Corp.	1,623,899
	29,100	Polycom, Inc. (a)	781,626
			2,405,525

Computers & Peripherals — 2.2%
	46,600	Network Appliance, Inc. (a)	1,254,006
	19,200	SanDisk Corp. (a)	1,057,920
	45,400	Seagate Technology (Cayman Islands)	1,161,332
			3,473,258

Construction & Engineering — 0.8%
	49,900	Quanta Services, Inc. (a) (c)	1,319,855

Diversified Consumer Services — 3.8%
	33,900	Apollo Group, Inc., Class A (a)	2,039,085
	10,400	ITT Educational Services, Inc. (a)	1,265,576
	47,300	Weight Watchers International, Inc.	2,722,588
			6,027,249

Diversified Telecommunication Services — 1.5%
	109,000	Time Warner Telecom, Inc., Class A (a)	2,394,730

Electrical Equipment — 4.2%

	43,600	General Cable Corp. (a)	2,926,432
	17,400	Genlyte Group, Inc. (a) (c)	1,118,124
	41,950	Roper Industries, Inc.	2,747,725
			6,792,281

Electronic Equipment & Instruments — 3.0%
	87,000	Amphenol Corp., Class A	3,459,120
	23,300	Flir Systems, Inc. (a)	1,290,587
			4,749,707

Energy Equipment & Services — 4.2%
	22,400	Cameron International Corp. (a)	2,067,296
	25,300	Noble Corp.	1,240,965
	26,000	Oceaneering International, Inc. (a)	1,970,800
	20,400	W-H Energy Services, Inc. (a)	1,504,500
			6,783,561

Food & Staples Retailing — 0.6%
	20,504	Whole Foods Market, Inc.	1,003,876

Food Products — 0.9%
	23,000	Wm. Wrigley, Jr., Co.	1,477,290

Gas Utilities — 1.0%
	30,800	Questar Corp.	1,617,924

Health Care Equipment & Supplies — 3.8%
	14,700	Beckman Coulter, Inc.	1,084,272
	31,900	Cytyc Corp. (a)	1,520,035
	31,700	Hologic, Inc. (a) (c)	1,933,700
	14,200	IDEXX Laboratories, Inc. (a)	1,556,178
			6,094,185

Health Care Providers & Services — 5.2%
	14,300	Coventry Health Care, Inc. (a)	889,603
	32,200	DaVita, Inc. (a)	2,034,396
	15,000	Health Net, Inc. (a)	810,750
	12,400	Humana, Inc. (a)	866,512
	42,100	Lincare Holdings, Inc. (a)	1,542,965
	54,500	VCA Antech, Inc. (a)	2,275,375
			8,419,601

Health Care Technology — 1.1%
	28,900	Cerner Corp. (a) (c)	1,728,509

Hotels, Restaurants & Leisure — 2.5%
	75,600	Burger King Holdings, Inc.	1,927,044
	27,900	Panera Bread Co., Class A (a) (c)	1,138,320
	28,300	Tim Hortons, Inc. (Canada) (c)	986,255
			4,051,619

Household Durables — 0.9%
	12,500	Garmin Ltd. (Cayman Islands) (c)	1,492,500

Industrial Conglomerates — 1.2%
	35,300	McDermott International, Inc. (a)	1,909,024

Insurance — 3.2%
	11,600	Everest Re Group Ltd. (Bermuda)	1,278,784
	30,600	National Financial Partners Corp. (c)	1,621,188
	30,400	Philadelphia Consolidated Holding Co. (a)	1,256,736
	45,000	Security Capital Assurance Ltd. (Bermuda)	1,027,800

			5,184,508

Internet Software & Services — 0.7%
	27,347	DealerTrack Holdings, Inc. (a)	1,145,292

IT Services — 3.9%
	78,500	Genpact Ltd. (Bermuda) (a) (c)	1,330,575
	7,900	MasterCard, Inc., Class A (c)	1,168,963
	83,500	VeriFone Holdings, Inc. (a) (c)	3,701,555
			6,201,093

Life Sciences Tools & Services — 1.7%
	22,200	Covance, Inc. (a)	1,729,380
	18,900	Illumina, Inc. (a) (c)	980,532
			2,709,912

Machinery — 0.5%
	19,300	Pall Corp.	750,770

Media — 1.5%
	49,100	DreamWorks Animation SKG, Inc., Class A (a)	1,640,922
	11,400	Morningstar, Inc. (a)	699,960
			2,340,882

Metals & Mining — 0.7%
	21,500	Century Aluminum Co. (a)	1,131,975

Multiline Retail — 1.5%
	30,800	Dollar Tree Stores, Inc. (a)	1,248,632
	68,300	Saks, Inc. (c)	1,171,345
			2,419,977

Office Electronics — 1.1%
	50,200	Zebra Technologies Corp., Class A (a)	1,831,798

Oil, Gas & Consumable Fuels — 4.0%
	56,600	Cabot Oil & Gas Corp.	1,990,056
	56,100	Forest Oil Corp. (a)	2,414,544
	48,050	Southwestern Energy Co. (a)	2,010,892
			6,415,492

Personal Products — 0.9%
	57,546	Bare Escentuals, Inc. (a)	1,431,169

Pharmaceuticals — 2.9%
	24,100	Allergan, Inc.	1,553,727
	48,200	Elan Corp. plc ADR (Ireland) (a) (c)	1,014,128
	28,200	Shire plc ADR (United Kingdom)	2,086,236
			4,654,091

Semiconductors & Semiconductor Equipment — 7.1%
	65,900	Altera Corp.	1,586,872
	35,600	Broadcom Corp., Class A (a)	1,297,264
	18,700	Formfactor, Inc. (a)	829,719
	34,150	KLA-Tencor Corp.	1,904,887
	20,200	MEMC Electronic Materials, Inc. (a)	1,188,972
	38,100	Microchip Technology, Inc.	1,383,792
	66,000	NVIDIA Corp. (a)	2,391,840
	24,400	Tessera Technologies, Inc. (a)	915,000
			11,498,346

Software — 5.5%
	35,250	Adobe Systems, Inc. (a) (m)	1,539,015

	39,550	Amdocs Ltd. (United Kingdom) (a)	1,470,864
	55,100	ANSYS, Inc. (a)	1,882,767
	33,400	Autodesk, Inc. (a)	1,668,998
	21,600	Electronic Arts, Inc. (a)	1,209,384
	14,000	NAVTEQ Corp. (a)	1,091,580
			8,862,608

Specialty Retail — 5.6%
	60,800	AnnTaylor Stores Corp. (a)	1,925,536
	8,300	AutoZone, Inc. (a)	963,962
	51,900	Barnes & Noble, Inc.	1,829,994
	37,200	GameStop Corp., Class A (a)	2,096,220
	31,700	PetSmart, Inc.	1,011,230
	23,000	Tiffany & Co.	1,204,050
			9,030,992

Wireless Telecommunication Services — 3.4%
	35,800	American Tower Corp., Class A (a)	1,558,732
	24,450	NII Holdings, Inc. (a)	2,008,568
	41,700	Rogers Communications, Inc., Class B (Canada)	1,898,601
			5,465,901
		Total Long-Term Investments
		(Cost $135,457,806)	160,789,913

Short-Term Investment — 0.9%

Investment Company — 0.9%
	1,492,612	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)
		(Cost $1,492,612)	1,492,612

	Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 8.3%

Certificate of Deposit — 0.9%
	1,400,000	Deutsche Bank AG, New York, (Germany)
		FRN, 5.35%, 01/22/08	1,400,000

Corporate Notes — 5.3%
	1,500,000	American Express Credit Corp.,
		FRN, 5.76%, 01/15/08	1,500,000
	750,000	Banque Federative du Credit Mutuel,
		FRN, 5.81%, 08/01/08	750,000
	1,600,000	Natixis Financial Products, Inc.,
		FRN, 5.40%, 10/26/07	1,600,000
	1,200,000	Citigroup Global Markets, Inc.,
		FRN, 5.40%, 10/05/07	1,200,000
	1,000,000	Monumental Global Funding,
		FRN, 5.55%, 05/24/10	1,000,000
	1,000,000	Morgan Stanley,
		FRN, 5.43%, 12/17/07	1,000,000
	1,500,000	Unicredito Italiano Bank plc, (Ireland)
		FRN, 5.84%, 08/08/08	1,500,000
			8,550,000

Repurchase Agreements — 2.1%
	2,828,969	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $2,830,171, collateralized by U.S. Government Agency Mortgages	2,828,969
	650,000	Barclays Capital, New York, (United Kingdom), 5.12%, dated 09/28/07, due 10/01/07, repurchase price $650,277, collateralized by U.S. Government Agency Mortgages	650,000
			3,478,969

		Total Investments of Cash Collateral for Securities on Loan
		(Cost $13,428,969)	13,428,969

Total Investments — 109.1%
(Cost $150,379,387)			175,711,494

Liabilities in Excess of Other Assets — (9.1)%			(14,646,013)

NET ASSETS — 100.0%			$161,065,481

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,760,627
Aggregate gross unrealized depreciation	(2,428,520)
Net unrealized appreciation/depreciation	$25,332,107

Federal income tax cost of investments	$150,379,387

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

	Shares	Security Description	Value ($)

Long-Term Investments — 97.1%

Common Stocks — 97.1%

Aerospace & Defense — 2.2%
	6,550	Alliant Techsystems, Inc. (a) (c)	715,915
	13,750	Spirit Aerosystems Holdings, Inc., Class A (a)	535,425
			1,251,340

Auto Components — 0.5%
	6,000	WABCO Holdings, Inc.	280,500

Beverages — 2.4%
	12,170	Brown-Forman Corp., Class B	911,654
	20,880	Constellation Brands, Inc., Class A (a)	505,505
			1,417,159

Building Products — 0.6%
	13,520	Owens Corning, Inc. (a)	338,676

Capital Markets — 3.1%
	1,750	Affiliated Managers Group, Inc. (a) (c)	223,143
	3,220	Bear Stearns Cos., Inc. (The) (c)	395,448
	8,700	Charles Schwab Corp. (The)	187,920
	3,750	Legg Mason, Inc.	316,087
	5,400	Northern Trust Corp.	357,858
	5,500	T. Rowe Price Group, Inc.	306,295
			1,786,751

Chemicals — 3.2%
	11,844	Albemarle Corp.	523,505
	6,300	Lubrizol Corp.	409,878
	5,950	PPG Industries, Inc.	449,522
	9,850	Sigma-Aldrich Corp.	480,089
			1,862,994

Commercial Banks — 5.3%
	5,900	City National Corp.	410,109
	7,950	Cullen/Frost Bankers, Inc.	398,454
	6,800	East West Bancorp, Inc.	244,528
	5,650	M&T Bank Corp.	584,493
	25,350	Synovus Financial Corp.	711,067
	14,380	United Community Banks, Inc. (c)	352,598
	5,600	Zions Bancorp	384,552
			3,085,801

Commercial Services & Supplies — 0.8%
	13,900	Republic Services, Inc.	454,669

Computers & Peripherals — 1.0%
	8,650	NCR Corp. (a)	430,770
	6,100	Network Appliance, Inc. (a)	164,151
			594,921

Construction Materials — 0.5%
	3,150	Vulcan Materials Co.	280,823

Containers & Packaging — 1.2%
	9,130	Ball Corp.	490,738

	4,400	Temple-Inland, Inc.	231,572
			722,310

Distributors — 0.7%
	8,400	Genuine Parts Co.	420,000

Diversified Telecommunication Services — 2.4%
	6,850	CenturyTel, Inc.	316,607
	57,220	Qwest Communications International, Inc. (a)	524,135
	38,269	Windstream Corp.	540,358
			1,381,100

Electric Utilities — 4.6%
	16,080	American Electric Power Co., Inc.	740,967
	10,340	Edison International	573,353
	10,260	FirstEnergy Corp.	649,868
	2,600	PPL Corp.	120,380
	22,700	Westar Energy, Inc.	557,512
			2,642,080

Electrical Equipment — 0.8%
	10,490	AMETEK, Inc.	453,378

Electronic Equipment & Instruments — 1.7%
	7,700	Amphenol Corp., Class A	306,152
	16,450	Arrow Electronics, Inc. (a)	699,454
			1,005,606

Energy Equipment & Services — 0.4%
	4,950	Unit Corp. (a)	239,580

Food & Staples Retailing — 2.2%
	7,740	Ruddick Corp.	259,600
	10,000	Safeway, Inc.	331,100
	17,900	SUPERVALU, Inc.	698,279
			1,288,979

Food Products — 1.8%
	10,200	Archer-Daniels-Midland Co.	337,416
	9,200	Dean Foods Co.	235,336
	9,700	Del Monte Foods Co.	101,850
	5,980	Wm. Wrigley, Jr., Co.	384,095
			1,058,697

Gas Utilities — 2.9%
	8,700	Energen Corp.	496,944
	9,700	ONEOK, Inc.	459,780
	6,200	Questar Corp.	325,686
	16,100	UGI Corp.	418,278
			1,700,688

Health Care Equipment & Supplies — 0.3%
	2,550	Beckman Coulter, Inc.	188,088

Health Care Providers & Services — 2.6%
	7,500	Community Health Systems, Inc. (a)	235,800
	10,500	Coventry Health Care, Inc. (a)	653,205
	3,203	Henry Schein, Inc. (a)	194,871
	11,680	Lincare Holdings, Inc. (a)	428,072
			1,511,948

Hotels, Restaurants & Leisure — 4.5%

	10,100	Applebee's International, Inc.	251,288
	16,150	Burger King Holdings, Inc.	411,663
	10,900	Hilton Hotels Corp.	506,741
	7,900	International Game Technology	340,490
	9,050	Marriott International, Inc., Class A	393,404
	6,850	Vail Resorts, Inc. (a) (c)	426,686
	7,300	Yum! Brands, Inc.	246,959
			2,577,231

Household Durables — 1.8%
	7,100	Fortune Brands, Inc.	578,579
	14,350	Jarden Corp. (a)	443,989
			1,022,568

Household Products — 0.8%
	7,400	Clorox Co.	451,326

Industrial Conglomerates — 0.9%
	10,110	Carlisle Cos., Inc.	491,346

Insurance — 8.6%
	2,150	AMBAC Financial Group, Inc.	135,256
	11,100	Assurant, Inc.	593,850
	10,796	Cincinnati Financial Corp.	467,575
	4,200	Everest Re Group Ltd. (Bermuda)	463,008
	6,050	IPC Holdings Ltd. (Bermuda) (c)	174,542
	14,700	Loews Corp.	710,745
	33,412	Old Republic International Corp.	626,141
	22,000	OneBeacon Insurance Group Ltd.	474,100
	7,340	Principal Financial Group, Inc.	463,081
	5,800	ProAssurance Corp. (a) (c)	312,446
	5,600	Protective Life Corp.	237,664
	11,700	W.R. Berkley Corp.	346,671
			5,005,079

Internet & Catalog Retail — 0.6%
	18,000	Liberty Media Corp. - Interactive, Class A (a)	345,780

IT Services — 0.9%
	8,022	Fidelity National Information Services, Inc.	355,936
	8,200	Western Union Co. (The)	171,954
			527,890

Machinery — 3.2%
	5,750	Crane Co. (c)	275,828
	11,330	Dover Corp.	577,263
	4,900	Harsco Corp.	290,423
	3,400	Joy Global, Inc.	172,924
	9,100	Oshkosh Truck Corp.	563,927
			1,880,365

Media — 3.5%
	12,900	Cablevision Systems Corp. (a)	450,726
	18,380	Clear Channel Communications, Inc.	688,147
	9,337	Clear Channel Outdoor Holdings, Inc., Class A (a) (c)	238,094
	12,560	Grupo Televisa S.A. ADR (Mexico) (c)	303,575
	430	Washington Post Co. (The), Class B	345,204
			2,025,746

Multi-Utilities — 3.9%
	32,900	CMS Energy Corp.	553,378
	10,730	MDU Resources Group, Inc.	298,723
	9,100	NSTAR	316,771
	14,300	PG&E Corp.	683,540
	17,600	Xcel Energy, Inc.	379,104
			2,231,516

Multiline Retail — 0.3%
	3,600	Nordstrom, Inc.	168,804

Oil, Gas & Consumable Fuels — 5.6%
	8,124	Devon Energy Corp.	675,917
	9,900	Helix Energy Solutions Group, Inc. (a)	420,354
	5,700	Murphy Oil Corp.	398,373
	5,950	Newfield Exploration Co. (a)	286,552
	9,600	Penn Virginia Corp.	422,208
	7,400	Teekay Corp. (Bahamas)	435,194
	17,600	Williams Cos., Inc.	599,456
			3,238,054

Paper & Forest Products — 0.5%
	34,000	Domtar Corp. (Canada) (a)	278,800

Personal Products — 0.2%
	2,650	Estee Lauder Cos., Inc. (The), Class A	112,519

Pharmaceuticals — 1.2%
	20,400	Biovail Corp. (Canada)	354,348
	20,400	Warner Chilcott Ltd., Class A (Bermuda) (a) (c)	362,508
			716,856

Real Estate Investment Trusts (REITs) — 5.0%
	12,050	Cousins Properties, Inc. (c)	353,788
	10,800	Host Hotels & Resorts, Inc.	242,352
	8,180	iStar Financial, Inc. (c)	278,038
	5,150	Kimco Realty Corp.	232,832
	4,300	Plum Creek Timber Co., Inc.	192,468
	7,650	PS Business Parks, Inc.	434,902
	4,040	Public Storage	317,746
	9,350	Rayonier, Inc.	449,174
	3,440	Vornado Realty Trust	376,164
			2,877,464

Real Estate Management & Development — 1.3%
	22,600	Brookfield Properties Co.	562,740
	3,150	Forest City Enterprises, Inc., Class A	173,754
			736,494

Road & Rail — 0.5%
	5,500	Norfolk Southern Corp.	285,505

Software — 0.8%
	23,150	Symantec Corp. (a)	448,647

Specialty Retail — 6.9%
	5,700	Abercrombie & Fitch Co.	459,990
	7,679	AutoNation, Inc. (a)	136,072
	5,900	AutoZone, Inc. (a)	685,226
	15,900	Bed Bath & Beyond, Inc. (a)	542,508

	1,200	CarMax, Inc. (a)	24,396
	16,900	Limited Brands, Inc.	386,841
	5,960	Sherwin-Williams Co. (The)	391,632
	23,960	Staples, Inc.	514,900
	7,540	Tiffany & Co.	394,719
	15,800	TJX Cos., Inc.	459,306
			3,995,590

Textiles, Apparel & Luxury Goods — 1.9%
	4,000	Coach, Inc. (a)	189,080
	6,250	Columbia Sportswear Co. (c)	345,688
	6,950	V.F. Corp.	561,212
			1,095,980

Thrifts & Mortgage Finance — 1.8%
	6,200	FirstFed Financial Corp. (a) (c)	307,210
	17,800	Hudson City Bancorp, Inc.	273,764
	27,300	People's United Financial, Inc.	471,744
			1,052,718

Tobacco — 0.7%
	4,900	Loews Corp. - Carolina Group	402,927

Wireless Telecommunication Services — 0.5%
	4,700	Telephone & Data Systems, Inc.	291,400
		Total Long-Term Investments
		(Cost $51,036,966)	56,226,693

Short-Term Investment — 2.5%

Investment Company — 2.5%
	1,446,105	JPMorgan Liquid Assets Money Market Fund,
		Institutional Class (b) (m)
		(Cost $1,446,105)	1,446,105

Investments of Cash Collateral for Securities on Loan — 6.7%

Corporate Notes — 3.5%
	1,000,000	American Express Credit Corp.,
		FRN, 5.76%, 01/15/08	1,000,000
	1,000,000	Unicredito Italiano Bank plc (Italy),
		FRN, 5.84%, 08/08/08	1,000,000
			2,000,000

Repurchase Agreements — 3.2%
	829,614	Banc of America Securities LLC, 5.10%, dated 09/28/07,
		due 10/01/07, repurchase price $829,967, collateralized by
		U.S. Government Agency Mortgages	829,614
	350,000	Barclays Capital, 5.12%, dated 09/28/07,
		due 10/01/07, repurchase price $350,149, collateralized by
		U.S. Government Agency Mortgages	350,000
	350,000	Credit Suisse First Boston LLC, 5.26%, dated 09/28/07,
		due 10/01/07, repurchase price $350,153, collateralized by
		U.S. Government Agency Mortgages	350,000
	350,000	Lehman Brothers, Inc., 5.24%, dated 09/28/07,
		due 10/01/07, repurchase price $350,153, collateralized by
		U.S. Government Agency Mortgages	350,000
			1,879,614
		Total Investments of Cash Collateral for Securities on Loan

		(Cost $3,879,614)	3,879,614

Total Investments — 106.3%
(Cost $56,362,685)			61,552,412

Liabilities in Excess of Other Assets — (6.3)%			(3,623,834)

NET ASSETS — 100.0%			$57,928,578

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,025,327
Aggregate gross unrealized depreciation	(1,835,600)
Net unrealized appreciation/depreciation	$5,189,727

Federal income tax cost of investments	$56,362,685

JPMorgan Insurance Trust Equity Index Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 99.6%

Common Stocks — 99.5%

Aerospace & Defense — 2.9%
8,253	Boeing Co.	866,482
4,272	General Dynamics Corp.	360,856
1,319	Goodrich Corp.	89,995
7,881	Honeywell International, Inc.	468,683
1,327	L-3 Communications Holdings, Inc.	135,540
3,657	Lockheed Martin Corp.	396,748
3,619	Northrop Grumman Corp.	282,282
1,452	Precision Castparts Corp.	214,867
4,606	Raytheon Co.	293,955
1,755	Rockwell Collins, Inc.	128,185
10,445	United Technologies Corp.	840,614
		4,078,207

Air Freight & Logistics — 0.9%
1,818	CH Robinson Worldwide, Inc.	98,699
3,252	FedEx Corp.	340,647
11,055	United Parcel Service, Inc., Class B	830,231
		1,269,577

Airlines — 0.1%
7,870	Southwest Airlines Co.	116,476

Auto Components — 0.2%
2,222	Goodyear Tire & Rubber Co. (The) (a)	67,571
2,085	Johnson Controls, Inc.	246,259
		313,830

Automobiles — 0.4%
22,112	Ford Motor Co. (a) (c)	187,731
5,959	General Motors Corp. (c)	218,695
2,645	Harley-Davidson, Inc.	122,226
		528,652

Beverages — 2.2%
7,894	Anheuser-Busch Cos., Inc.	394,621
911	Brown-Forman Corp., Class B (c)	68,243
20,953	Coca-Cola Co. (The)	1,204,169
3,002	Coca-Cola Enterprises, Inc.	72,709
2,044	Constellation Brands, Inc., Class A (a) (c)	49,485
718	Molson Coors Brewing Co., Class B	71,563
1,476	Pepsi Bottling Group, Inc.	54,863
17,016	PepsiCo, Inc.	1,246,592
		3,162,245

Biotechnology — 1.2%
11,444	Amgen, Inc. (a)	647,387
3,032	Biogen Idec, Inc. (a)	201,112
4,031	Celgene Corp. (a)	287,451
2,777	Genzyme Corp. (a)	172,063
9,756	Gilead Sciences, Inc. (a)	398,728

1,706,741

Building Products — 0.1%
1,911	American Standard Cos., Inc.	68,070
3,866	Masco Corp.	89,575
		157,645

Capital Markets — 3.4%
1,979	American Capital Strategies Ltd. (c)	84,563
2,478	Ameriprise Financial, Inc.	156,387
11,983	Bank of New York Mellon Corp. (The)	528,930
1,223	Bear Stearns Cos., Inc. (The) (c)	150,197
9,981	Charles Schwab Corp. (The)	215,590
4,478	E*Trade Financial Corp. (a)	58,483
922	Federated Investors, Inc., Class B	36,603
1,709	Franklin Resources, Inc.	217,897
4,272	Goldman Sachs Group, Inc. (The)	925,913
1,662	Janus Capital Group, Inc.	47,001
1,398	Legg Mason, Inc.	117,837
5,590	Lehman Brothers Holdings, Inc.	345,071
9,077	Merrill Lynch & Co., Inc.	647,009
11,084	Morgan Stanley	698,292
2,016	Northern Trust Corp.	133,600
4,102	State Street Corp.	279,592
2,793	T. Rowe Price Group, Inc.	155,542
		4,798,507

Chemicals — 1.7%
2,275	Air Products & Chemicals, Inc.	222,404
589	Ashland, Inc.	35,464
10,005	Dow Chemical Co. (The)	430,815
9,694	E.l. du Pont de Nemours & Co.	480,435
885	Eastman Chemical Co.	59,056
1,834	Ecolab, Inc.	86,565
1,222	Hercules, Inc.	25,686
940	International Flavors & Fragrances, Inc.	49,688
5,744	Monsanto Co.	492,491
1,728	PPG Industries, Inc.	130,550
3,368	Praxair, Inc.	282,104
1,447	Rohm & Haas Co.	80,555
1,383	Sigma-Aldrich Corp.	67,407
		2,443,220

Commercial Banks — 3.5%
5,813	BB&T Corp.	234,787
1,611	Comerica, Inc.	82,612
2,024	Commerce Bancorp, Inc.	78,491
5,642	Fifth Third Bancorp	191,151
1,329	First Horizon National Corp. (c)	35,431
3,853	Huntington Bancshares, Inc.	65,424
4,100	KeyCorp	132,553
790	M&T Bank Corp.	81,726
2,807	Marshall & Ilsley Corp.	122,862
6,669	National City Corp.	167,325

3,602	PNC Financial Services Group, Inc.	245,296
7,413	Regions Financial Corp.	218,535
3,676	SunTrust Banks, Inc.	278,163
3,448	Synovus Financial Corp.	96,717
18,181	U.S. Bancorp	591,428
20,041	Wachovia Corp.	1,005,056
35,200	Wells Fargo & Co.	1,253,824
1,133	Zions Bancorp	77,803
		4,959,184

Commercial Services & Supplies — 0.5%
3,037	Allied Waste Industries, Inc. (a)	38,722
1,121	Avery Dennison Corp.	63,919
1,421	Cintas Corp. (c)	52,719
1,503	Equifax, Inc.	57,294
1,394	Monster Worldwide, Inc. (a)	47,480
2,315	Pitney Bowes, Inc.	105,147
2,339	R.R. Donnelley & Sons Co.	85,514
1,727	Robert Half International, Inc.	51,568
5,467	Waste Management, Inc.	206,325
		708,688

Communications Equipment — 2.9%
4,812	Avaya, Inc. (a)	81,611
905	Ciena Corp. (a) (c)	34,462
64,144	Cisco Systems, Inc. (a)	2,123,808
16,566	Corning, Inc. (a)	408,352
2,229	JDS Uniphase Corp. (a) (c)	33,346
5,414	Juniper Networks, Inc. (a)	198,207
24,375	Motorola, Inc.	451,669
17,632	QUALCOMM, Inc.	745,128
4,615	Tellabs, Inc. (a)	43,935
		4,120,518

Computers & Peripherals — 4.3%
9,158	Apple, Inc. (a)	1,406,119
23,922	Dell, Inc. (a)	660,247
22,087	EMC Corp. (a)	459,410
27,150	Hewlett-Packard Co.	1,351,798
14,327	International Business Machines Corp.	1,687,721
995	Lexmark International, Inc., Class A (a)	41,322
1,901	NCR Corp. (a)	94,670
3,747	Network Appliance, Inc. (a)	100,832
1,547	QLogic Corp. (a)	20,807
2,399	SanDisk Corp. (a)	132,185
37,255	Sun Microsystems, Inc. (a)	209,001
		6,164,112

Construction & Engineering — 0.1%
930	Fluor Corp. (c)	133,901

Construction Materials — 0.1%
1,006	Vulcan Materials Co. (c)	89,685

Consumer Finance — 0.9%
12,457	American Express Co.	739,572

4,399	Capital One Financial Corp.	292,226
5,026	Discover Financial Services (a)	104,541
4,345	SLM Corp.	215,816
		1,352,155

Containers & Packaging — 0.2%
1,078	Ball Corp.	57,942
1,101	Bemis Co., Inc.	32,050
1,376	Pactiv Corp. (a)	39,436
1,701	Sealed Air Corp.	43,478
1,116	Temple-Inland, Inc.	58,735
		231,641

Distributors — 0.1%
1,789	Genuine Parts Co.	89,450

Diversified Consumer Services — 0.1%
1,496	Apollo Group, Inc., Class A (a)	89,984
3,419	H&R Block, Inc. (c)	72,415
		162,399

Diversified Financial Services — 5.0%
46,730	Bank of America Corp.	2,349,117
2,009	CIT Group, Inc.	80,762
52,388	Citigroup, Inc.	2,444,948
559	CME Group, Inc.	328,329
731	IntercontinentalExchange, Inc. (a)	111,039
35,636	JPMorgan Chase & Co. (q)	1,632,842
1,734	Leucadia National Corp.	83,613
2,333	Moody's Corp. (c)	117,583
		7,148,233

Diversified Telecommunication Services — 3.1%
64,229	AT&T, Inc. (m)	2,717,529
1,179	CenturyTel, Inc.	54,493
3,583	Citizens Communications Co.	51,309
1,607	Embarq Corp.	89,349
16,826	Qwest Communications International, Inc. (a)	154,126
30,567	Verizon Communications, Inc.	1,353,507
5,027	Windstream Corp.	70,981
		4,491,294

Electric Utilities — 1.8%
1,749	Allegheny Energy, Inc. (a)	91,403
4,204	American Electric Power Co., Inc.	193,720
13,272	Duke Energy Corp.	248,054
3,431	Edison International	190,249
2,061	Entergy Corp.	223,186
7,100	Exelon Corp.	535,056
3,210	FirstEnergy Corp.	203,321
4,285	FPL Group, Inc.	260,871
1,056	Pinnacle West Capital Corp.	41,723
4,034	PPL Corp.	186,774
2,727	Progress Energy, Inc. (c)	127,760
7,966	Southern Co. (The)	289,006
		2,591,123

Electrical Equipment — 0.5%
1,935	Cooper Industries Ltd., Class A	98,859
8,341	Emerson Electric Co.	443,908
1,607	Rockwell Automation, Inc.	111,703
		654,470

Electronic Equipment & Instruments — 0.3%
4,071	Agilent Technologies, Inc. (a)	150,138
2,186	Jabil Circuit, Inc.	49,928
1,512	Molex, Inc.	40,718
9,624	Solectron Corp. (a)	37,534
800	Tektronix, Inc.	22,192
5,236	Tyco Electronics Ltd. (Bermuda)	185,512
		486,022

Energy Equipment & Services — 2.4%
3,365	Baker Hughes, Inc.	304,095
3,071	BJ Services Co.	81,535
1,558	ENSCO International, Inc.	87,404
9,375	Halliburton Co.	360,000
2,961	Nabors Industries Ltd. (Bermuda) (a)	91,110
1,876	National Oilwell Varco, Inc. (a)	271,082
2,828	Noble Corp.	138,713
1,164	Rowan Cos., Inc.	42,579
12,554	Schlumberger Ltd.	1,318,170
2,112	Smith International, Inc.	150,797
3,046	Transocean, Inc. (a)	344,350
3,549	Weatherford International Ltd. (a)	238,422
		3,428,257

Food & Staples Retailing — 2.3%
4,612	Costco Wholesale Corp.	283,038
15,596	CVS/Caremark Corp.	618,070
7,451	Kroger Co. (The)	212,503
4,624	Safeway, Inc.	153,101
2,213	SUPERVALU, Inc.	86,329
6,424	SYSCO Corp.	228,630
25,277	Wal-Mart Stores, Inc.	1,103,341
10,464	Walgreen Co.	494,319
1,464	Whole Foods Market, Inc. (c)	71,677
		3,251,008

Food Products — 1.4%
6,778	Archer-Daniels-Midland Co.	224,216
2,366	Campbell Soup Co.	87,542
5,158	ConAgra Foods, Inc.	134,779
1,364	Dean Foods Co.	34,891
3,477	General Mills, Inc.	201,701
3,361	H.J. Heinz Co.	155,278
1,780	Hershey Co. (The)	82,610
2,794	Kellogg Co.	156,464
16,604	Kraft Foods, Inc., Class A	573,004
1,366	McCormick & Co., Inc. (Non-Voting)	49,135
7,630	Sara Lee Corp.	127,345

2,897	Tyson Foods, Inc., Class A	51,711
2,288	Wm. Wrigley, Jr., Co.	146,958
		2,025,634

Gas Utilities — 0.1%
475	Nicor, Inc. (c)	20,377
1,818	Questar Corp.	95,500
		115,877

Health Care Equipment & Supplies — 1.7%
584	Bausch & Lomb, Inc.	37,376
6,790	Baxter International, Inc.	382,141
2,563	Becton, Dickinson & Co.	210,294
14,050	Boston Scientific Corp. (a)	195,998
5,236	Covidien Ltd. (Bermuda)	217,294
1,089	CR Bard, Inc.	96,039
1,655	Hospira, Inc. (a)	68,600
11,944	Medtronic, Inc.	673,761
3,590	St. Jude Medical, Inc. (a)	158,211
2,499	Stryker Corp.	171,831
1,331	Varian Medical Systems, Inc. (a)	55,756
2,487	Zimmer Holdings, Inc. (a)	201,422
		2,468,723

Health Care Providers & Services — 2.2%
5,386	Aetna, Inc.	292,298
1,897	AmerisourceBergen Corp.	85,991
3,839	Cardinal Health, Inc.	240,053
2,979	Cigna Corp.	158,751
1,646	Coventry Health Care, Inc. (a)	102,398
2,715	Express Scripts, Inc. (a)	151,551
1,775	Humana, Inc. (a)	124,037
1,235	Laboratory Corp. of America Holdings (a)	96,614
771	Manor Care, Inc.	49,652
3,117	McKesson Corp.	183,249
2,852	Medco Health Solutions, Inc. (a)	257,792
1,474	Patterson Cos., Inc. (a)	56,911
1,646	Quest Diagnostics, Inc.	95,090
4,991	Tenet Healthcare Corp. (a) (c)	16,770
13,952	UnitedHealth Group, Inc.	675,695
6,359	WellPoint, Inc. (a)	501,852
		3,088,704

Health Care Technology — 0.0% (g)
2,053	IMS Health, Inc.	62,904

Hotels, Restaurants & Leisure — 1.6%
4,595	Carnival Corp.	222,536
1,492	Darden Restaurants, Inc.	62,455
1,972	Harrah's Entertainment, Inc.	171,426
4,111	Hilton Hotels Corp.	191,120
3,534	International Game Technology	152,315
3,365	Marriott International, Inc., Class A	146,277
12,551	McDonald's Corp.	683,653
7,849	Starbucks Corp. (a)	205,644

2,210	Starwood Hotels & Resorts Worldwide, Inc.	134,257
920	Wendy's International, Inc.	32,117
1,881	Wyndham Worldwide Corp.	61,622
5,475	Yum! Brands, Inc.	185,219
		2,248,641

Household Durables — 0.5%
692	Black & Decker Corp.	57,644
1,264	Centex Corp.	33,585
2,878	D.R. Horton, Inc.	36,867
1,613	Fortune Brands, Inc.	131,443
687	Harman International Industries, Inc.	59,439
810	KB Home (c)	20,299
1,840	Leggett & Platt, Inc. (c)	35,255
1,468	Lennar Corp., Class A	33,250
2,909	Newell Rubbermaid, Inc.	83,837
2,236	Pulte Homes, Inc.	30,432
610	Snap-On, Inc.	30,219
864	Stanley Works (The)	48,496
821	Whirlpool Corp.	73,151
		673,917

Household Products — 2.2%
1,457	Clorox Co.	88,863
5,370	Colgate-Palmolive Co.	382,988
4,482	Kimberly-Clark Corp. (c)	314,905
32,865	Procter & Gamble Co.	2,311,724
		3,098,480

Independent Power Producers & Energy Traders — 0.5%
7,041	AES Corp. (The) (a) (m)	141,101
1,901	Constellation Energy Group, Inc.	163,087
5,218	Dynegy, Inc., Class A (a)	48,214
4,857	TXU Corp.	332,559
		684,961

Industrial Conglomerates — 3.9%
7,538	3M Co.	705,406
107,903	General Electric Co.	4,467,184
2,630	Textron, Inc.	163,612
5,235	Tyco International Ltd. (Bermuda)	232,120
		5,568,322

Insurance — 4.5%
3,465	ACE Ltd. (Bermuda)	209,875
5,144	Aflac, Inc. (m)	293,414
6,161	Allstate Corp. (The)	352,348
1,051	AMBAC Financial Group, Inc. (c)	66,118
27,006	American International Group, Inc.	1,826,956
3,083	AON Corp.	138,149
1,016	Assurant, Inc.	54,356
4,142	Chubb Corp.	222,177
1,811	Cincinnati Financial Corp.	78,434
4,662	Genworth Financial, Inc., Class A	143,263
3,346	Hartford Financial Services Group, Inc.	309,672

2,851	Lincoln National Corp.	188,080
4,682	Loews Corp.	226,375
5,708	Marsh & McLennan Cos., Inc.	145,554
1,333	MBIA, Inc. (c)	81,380
7,823	MetLife, Inc.	545,498
2,797	Principal Financial Group, Inc.	176,463
7,626	Progressive Corp. (The)	148,021
4,834	Prudential Financial, Inc.	471,702
1,096	Safeco Corp.	67,097
1,008	Torchmark Corp.	62,818
6,914	Travelers Cos., Inc. (The)	348,051
3,800	Unum Group	92,986
1,914	XL Capital Ltd., Class A (Bermuda)	151,589
		6,400,376

Internet & Catalog Retail — 0.3%
3,219	Amazon.com, Inc. (a) (c)	299,850
2,012	IAC/InterActiveCorp. (a)	59,696
		359,546

Internet Software & Services — 1.7%
1,744	Akamai Technologies, Inc. (a) (c)	50,105
12,015	eBay, Inc. (a)	468,825
2,432	Google, Inc., Class A (a)	1,379,601
2,568	VeriSign, Inc. (a)	86,644
14,187	Yahoo!, Inc. (a)	380,779
		2,365,954

IT Services — 0.8%
1,049	Affiliated Computer Services, Inc., Class A (a)	52,702
5,593	Automatic Data Processing, Inc.	256,886
1,523	Cognizant Technology Solutions Corp., Class A (a)	121,490
1,832	Computer Sciences Corp. (a)	102,409
1,428	Convergys Corp. (a)	24,790
5,360	Electronic Data Systems Corp.	117,062
1,789	Fidelity National Information Services, Inc.	79,378
1,757	Fiserv, Inc. (a)	89,361
3,582	Paychex, Inc.	146,862
3,686	Unisys Corp. (a)	24,401
8,137	Western Union Co. (The)	170,633
		1,185,974

Leisure Equipment & Products — 0.2%
937	Brunswick Corp.	21,420
3,022	Eastman Kodak Co. (c)	80,869
1,685	Hasbro, Inc.	46,978
4,155	Mattel, Inc.	97,476
		246,743

Life Sciences ---Tools & Services — 0.3%
1,931	Applera Corp. - Applied Biosystems Group	66,890
568	Millipore Corp. (a) (c)	43,055
1,277	PerkinElmer, Inc.	37,301
4,492	Thermo Fisher Scientific, Inc. (a)	259,278
1,051	Waters Corp. (a)	70,333

476,857

Machinery — 1.8%
6,731	Caterpillar, Inc.	527,912
1,096	Cummins, Inc.	140,167
2,596	Danaher Corp. (c)	214,715
2,337	Deere & Co.	346,858
2,154	Dover Corp.	109,746
1,534	Eaton Corp.	151,927
4,418	Illinois Tool Works, Inc.	263,490
3,019	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	164,445
1,907	ITT Corp.	129,543
2,618	PACCAR, Inc.	223,185
1,291	Pall Corp.	50,220
1,223	Parker-Hannifin Corp.	136,768
1,073	Terex Corp. (a)	95,518
		2,554,494

Media — 3.0%
7,213	CBS Corp., Class B	227,210
5,244	Clear Channel Communications, Inc.	196,335
32,547	Comcast Corp., Class A (a)	786,986
7,999	DIRECTV Group, Inc. (The) (a)	194,216
687	Dow Jones & Co., Inc.	41,014
945	E.W. Scripps Co., Class A	39,690
2,453	Gannett Co., Inc.	107,196
4,965	Interpublic Group of Cos., Inc. (The) (a) (c)	51,537
3,569	McGraw-Hill Cos., Inc. (The)	181,698
405	Meredith Corp.	23,207
1,516	New York Times Co. (The), Class A (c)	29,956
24,380	News Corp., Class A	536,116
3,458	Omnicom Group, Inc.	166,295
39,273	Time Warner, Inc.	721,052
810	Tribune Co.	22,129
7,231	Viacom, Inc., Class B (a)	281,792
20,440	Walt Disney Co. (The)	702,932
		4,309,361

Metals & Mining — 1.0%
9,310	Alcoa, Inc.	364,207
1,076	Allegheny Technologies, Inc.	118,306
4,020	Freeport-McMoRan Copper & Gold, Inc. (c)	421,658
4,755	Newmont Mining Corp.	212,691
3,032	Nucor Corp.	180,313
1,245	United States Steel Corp.	131,896
		1,429,071

Multi-Utilities — 1.0%
2,186	Ameren Corp.	114,765
3,382	CenterPoint Energy, Inc.	54,213
2,365	CMS Energy Corp.	39,779
2,854	Consolidated Edison, Inc.	132,140
3,065	Dominion Resources, Inc.	258,380
1,797	DTE Energy Co. (c)	87,047

800	Integrys Energy Group, Inc.	40,984
2,888	NiSource, Inc.	55,276
3,721	PG&E Corp.	177,864
2,678	Public Service Enterprise Group, Inc.	235,637
2,780	Sempra Energy	161,574
2,217	TECO Energy, Inc.	36,425
4,422	Xcel Energy, Inc.	95,250
		1,489,334

Multiline Retail — 0.9%
1,072	Big Lots, Inc. (a) (c)	31,988
641	Dillard's, Inc., Class A (c)	13,993
1,533	Family Dollar Stores, Inc.	40,717
2,334	J.C. Penney Co., Inc.	147,906
3,347	Kohl's Corp. (a)	191,884
4,566	Macy's, Inc.	147,573
2,083	Nordstrom, Inc. (c)	97,672
797	Sears Holdings Corp. (a) (c)	101,378
8,916	Target Corp.	566,790
		1,339,901

Office Electronics — 0.1%
9,855	Xerox Corp. (a)	170,886

Oil, Gas & Consumable Fuels — 9.2%
4,885	Anadarko Petroleum Corp.	262,569
3,496	Apache Corp.	314,850
4,321	Chesapeake Energy Corp.	152,358
22,449	Chevron Corp.	2,100,777
17,136	ConocoPhillips	1,504,027
1,920	Consol Energy, Inc.	89,472
4,697	Devon Energy Corp.	390,790
7,377	El Paso Corp.	125,188
2,578	EOG Resources, Inc.	186,467
58,408	Exxon Mobil Corp.	5,406,244
2,913	Hess Corp.	193,802
7,173	Marathon Oil Corp.	409,004
1,985	Murphy Oil Corp.	138,732
8,749	Occidental Petroleum Corp.	560,636
2,796	Peabody Energy Corp.	133,845
6,657	Spectra Energy Corp.	162,963
1,268	Sunoco, Inc.	89,749
1,442	Tesoro Corp.	66,361
5,832	Valero Energy Corp.	391,794
6,321	Williams Cos., Inc.	215,293
4,063	XTO Energy, Inc.	251,256
		13,146,177

Paper & Forest Products — 0.3%
4,525	International Paper Co.	162,312
1,932	MeadWestvaco Corp.	57,052
2,273	Weyerhaeuser Co.	164,338
		383,702

Personal Products — 0.2%

4,556	Avon Products, Inc.	170,987
1,207	Estee Lauder Cos., Inc. (The), Class A	51,249
		222,236

Pharmaceuticals — 6.1%
16,275	Abbott Laboratories	872,665
3,239	Allergan, Inc.	208,818
1,129	Barr Pharmaceuticals, Inc. (a)	64,251
20,830	Bristol-Myers Squibb Co.	600,321
10,392	Eli Lilly & Co.	591,617
3,330	Forest Laboratories, Inc. (a)	124,176
30,482	Johnson & Johnson	2,002,667
2,572	King Pharmaceuticals, Inc. (a)	30,144
22,920	Merck & Co., Inc.	1,184,735
2,620	Mylan Laboratories, Inc.	41,815
72,950	Pfizer, Inc.	1,782,168
17,054	Schering-Plough Corp.	539,418
1,079	Watson Pharmaceuticals, Inc. (a)	34,960
14,160	Wyeth	630,828
		8,708,583

Real Estate Investment Trusts (REITs) — 1.2%
1,019	Apartment Investment & Management Co.	45,987
2,355	Archstone-Smith Trust (c)	141,630
840	AvalonBay Communities, Inc. (c)	99,170
1,254	Boston Properties, Inc. (c)	130,291
1,308	Developers Diversified Realty Corp. (c)	73,078
2,918	Equity Residential	123,607
2,586	General Growth Properties, Inc.	138,661
5,500	Host Hotels & Resorts, Inc. (c)	123,420
2,656	Kimco Realty Corp.	120,078
1,838	Plum Creek Timber Co., Inc. (c)	82,269
2,706	ProLogis	179,543
1,311	Public Storage	103,110
2,353	Simon Property Group, Inc. (c)	235,300
1,409	Vornado Realty Trust	154,074
		1,750,218

Real Estate Management & Development — 0.0% (g)
2,077	CB Richard Ellis Group, Inc., Class A (a)	57,824

Road & Rail — 0.7%
3,164	Burlington Northern Santa Fe Corp.	256,822
4,623	CSX Corp.	197,541
4,145	Norfolk Southern Corp.	215,167
630	Ryder System, Inc.	30,870
2,806	Union Pacific Corp.	317,246
		1,017,646

Semiconductors & Semiconductor Equipment — 2.7%
5,792	Advanced Micro Devices, Inc. (a) (c)	76,454
3,750	Altera Corp.	90,300
3,277	Analog Devices, Inc.	118,496
14,513	Applied Materials, Inc.	300,419
4,940	Broadcom Corp., Class A (a)	180,014

61,502	Intel Corp.	1,590,442
2,034	KLA-Tencor Corp. (c)	113,457
2,338	Linear Technology Corp.	81,807
7,541	LSI Corp. (a) (c)	55,954
2,370	MEMC Electronic Materials, Inc. (a)	139,498
2,290	Microchip Technology, Inc.	83,173
7,970	Micron Technology, Inc. (a)	88,467
2,532	National Semiconductor Corp.	68,668
1,304	Novellus Systems, Inc. (a)	35,547
5,779	NVIDIA Corp. (a)	209,431
1,998	Teradyne, Inc. (a)	27,572
15,050	Texas Instruments, Inc.	550,679
3,116	Xilinx, Inc.	81,452
		3,891,830

Software — 3.2%
6,197	Adobe Systems, Inc. (a)	270,561
2,422	Autodesk, Inc. (a)	121,027
2,119	BMC Software, Inc. (a)	66,176
4,093	CA, Inc.	105,272
1,893	Citrix Systems, Inc. (a)	76,326
3,191	Compuware Corp. (a)	25,592
3,276	Electronic Arts, Inc. (a)	183,423
3,569	Intuit, Inc. (a)	108,141
84,911	Microsoft Corp.	2,501,478
3,685	Novell, Inc. (a)	28,154
41,461	Oracle Corp. (a)	897,631
9,472	Symantec Corp. (a)	183,567
		4,567,348

Specialty Retail — 1.6%
913	Abercrombie & Fitch Co., Class A	73,679
1,596	AutoNation, Inc. (a)	28,281
482	AutoZone, Inc. (a)	55,979
2,858	Bed Bath & Beyond, Inc. (a)	97,515
4,192	Best Buy Co., Inc.	192,916
1,775	Circuit City Stores, Inc. (c)	14,040
5,212	Gap, Inc. (The)	96,109
17,782	Home Depot, Inc.	576,848
3,358	Limited Brands, Inc.	76,865
15,571	Lowe's Cos., Inc.	436,299
2,872	Office Depot, Inc. (a)	59,221
793	OfficeMax, Inc.	27,176
1,451	RadioShack Corp. (c)	29,978
1,143	Sherwin-Williams Co. (The)	75,107
7,518	Staples, Inc.	161,562
1,440	Tiffany & Co.	75,384
4,683	TJX Cos., Inc.	136,135
		2,213,094

Textiles, Apparel & Luxury Goods — 0.4%
3,929	Coach, Inc. (a)	185,724
984	Jones Apparel Group, Inc.	20,792

1,077	Liz Claiborne, Inc.	36,973
4,072	Nike, Inc., Class B	238,864
631	Polo Ralph Lauren Corp.	49,060
936	V.F. Corp.	75,582
		606,995

Thrifts & Mortgage Finance — 1.2%
6,066	Countrywide Financial Corp. (c)	115,315
10,251	Fannie Mae	623,363
6,847	Freddie Mac	404,041
5,601	Hudson City Bancorp, Inc.	86,143
863	MGIC Investment Corp. (c)	27,884
3,785	Sovereign Bancorp, Inc. (c)	64,496
9,222	Washington Mutual, Inc.	325,629
		1,646,871

Tobacco — 1.2%
22,170	Altria Group, Inc.	1,541,480
1,802	Reynolds American, Inc. (c)	114,589
1,678	UST, Inc.	83,229
		1,739,298

Trading Companies & Distributors — 0.0% (g)
755	W.W. Grainger, Inc.	68,848

Wireless Telecommunication Services — 0.6%
3,690	ALLTEL Corp.	257,119
29,978	Sprint Nextel Corp.	569,582
		826,701
	Total Common Stocks
	(Cost $111,479,591)	141,849,271

Investment Company — 0.1%
520	SPDR Trust Series I
	(Cost $79,108)	79,341
	Total Long-Term Investments
	(Cost $111,558,699)	141,928,612

Short-Term Investments — 0.5%

Investment Company — 0.4%
613,856	JPMorgan Liquid Assets Money Market Fund,
	Institutional Class (b) (m)	613,856
Principal Amount $

U.S. Treasury Obligation — 0.1%
70,000	U.S. Treasury Bill, 3.70%, 11/01/07 (k) (n)	69,770
	Total Short-Term Investments
	(Cost $683,635)	683,626

Investments of Cash Collateral for Securities on Loan — 3.2%

Corporate Notes — 0.5%
500,000	American Express Credit Corp.,
	FRN, 5.76%, 01/15/08	500,000
200,000	Banque Federative du Credit Mutuel (France),
	FRN, 5.81%, 08/01/08	200,000
		700,000

Repurchase Agreements — 2.7%
609,914	Banc Of America Securities LLC, 5.10%, dated 9/28/07, due 10/01/07, repurchase price $610,173, collateralized by U.S. Government Agency Mortgages	609,914

825,000	Barclays Capital, 5.12%, dated 9/28/07, due 10/01/07, repurchase price $825,352, collateralized by U.S. Government Agency Mortgages	825,000
825,000	Bear Stearns Cos., Inc., 5.25%, dated 9/28/07, due 10/01/07, repurchase price $825,361, collateralized by U.S. Government Agency Mortgages	825,000
825,000	Credit Suisse (USA) LLC, 5.26%, dated 9/28/07, due 10/01/07, repurchase price $825,362, collateralized by U.S. Government Agency Mortgages	825,000
825,000	Lehman Brothers, Inc., 5.24%, dated 9/28/07, due 10/01/07, repurchase price $825,360, collateralized by U.S. Government Agency Mortgages	825,000

3,909,914
Total Investments of Cash Collateral for Securities on Loan
(Cost $4,609,914)	4,609,914

Total Investments — 103.3%
(Cost $116,852,248)	147,222,152

Liabilities in Excess of Other Assets — (3.3)%	(4,706,156)

NET ASSETS — 100.0%	$142,515,996

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/07	UNREALIZED DEPRECIATION
	Long Futures Outstanding
10	S&P 500 Index	December 2007	$769,000	($625)

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g)	Amount rounds to less than 0.1%.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

(q)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, invests.
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.
SPDR	Standard & Poor's Depositary Receipt

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,499,102
Aggregate gross unrealized depreciation	(11,129,198)
Net unrealized appreciation/depreciation	$30,369,904

Federal income tax cost of investments	$116,852,248

JPMorgan Insurance Trust Government Bond Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Principal Amount ($)	Security Description	Value ($)

Long-Term Investments — 98.6%

Collateralized Mortgage Obligations — 46.5%
	Federal Home Loan Mortgage Corp., REMICS
188,405	Series 1343, Class LA, 8.00%, 08/15/22	202,795
19,095	Series 1561, Class TA, PO, 08/15/08	18,781
399,959	Series 1577, Class PV, 6.50%, 09/15/23	408,101
985,488	Series 1584, Class L, 6.50%, 09/15/23	1,018,621
20,550	Series 1604, Class MB, IF, 6.71%, 11/15/08	20,519
44,228	Series 1625, Class SC, IF, 6.89%, 12/15/08	44,215
941,219	Series 1633, Class Z, 6.50%, 12/15/23	974,187
201,000	Series 1694, Class PK, 6.50%, 03/15/24	209,953
429,664	Series 1999, Class PU, 7.00%, 10/15/27	447,393
723,626	Series 2031, Class PG, 7.00%, 02/15/28 (m)	741,802
611,199	Series 2035, Class PC, 6.95%, 03/15/28	637,278
701,263	Series 2095, Class PE, 6.00%, 11/15/28	713,626
50,597	Series 2132, Class PD, 6.00%, 11/15/27	50,736
219,336	Series 2178, Class PB, 7.00%, 08/15/29	227,063
358,785	Series 2259, Class ZC, 7.35%, 10/15/30	369,988
598,718	Series 2345, Class PQ, 6.50%, 08/15/16	620,401
266,618	Series 2366, Class VG, 6.00%, 06/15/11	266,924
833,598	Series 2367, Class ME, 6.50%, 10/15/31	858,507
82,532	Series 2390, Class DO, PO, 12/15/31	67,532
883,000	Series 2527, Class BP, 5.00%, 11/15/17	866,480
5,000,000	Series 2543, Class YX, 6.00%, 12/15/32 (m)	5,021,664
3,230,000	Series 2578, Class PG, 5.00%, 02/15/18	3,133,022
1,825,406	Series 2626, Class KA, 3.00%, 03/15/30	1,720,985
650,000	Series 2631, Class TE, 4.50%, 02/15/28	629,460
610,907	Series 2647, Class A, 3.25%, 04/15/32	558,851
3,014,518	Series 2651, Class VZ, 4.50%, 07/15/18	2,858,591
2,438,000	Series 2656, Class BG, 5.00%, 10/15/32	2,376,179
410,000	Series 2682, Class LC, 4.50%, 07/15/32	388,600
2,500,000	Series 2684, Class PD, 5.00%, 03/15/29	2,476,483
1,250,000	Series 2749, Class TD, 5.00%, 06/15/21	1,230,780
650,000	Series 2773, Class TB, 4.00%, 04/15/19	586,741
625,000	Series 2827, Class DG, 4.50%, 07/15/19	581,252
786,426	Series 2927, Class GA, 5.50%, 10/15/34	790,051
1,250,000	Series 2929, Class PC, 5.00%, 01/15/28	1,247,532
811,211	Series 3085, Class VS, IF, 5.71%, 12/15/35	910,274
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
663,130	Series T-54, Class 2A, 6.50%, 02/25/43	673,077
407,068	Series T-56, Class A, PO, 05/25/43	344,059
	Federal National Mortgage Association, REMICS,
27,886	Series 1988-16, Class B, 9.50%, 06/25/18	30,609
118,258	Series 1993-146, Class E, PO, 05/25/23	102,029
245,000	Series 1993-155, Class PJ, 7.00%, 09/25/23	258,288
23,546	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	23,618
19,693	Series 1993-205, Class H, PO, 09/25/23	16,835

70,729	Series 1993-221, Class SG, IF, 4.03%, 12/25/08	70,348
1,950,712	Series 1993-223, Class PZ, 6.50%, 12/25/23	2,039,142
586,807	Series 1993-250, Class Z, 7.00%, 12/25/23	610,713
5,309	Series 1994-13, Class SM, IF, 10.07%, 02/25/09	5,373
195,758	Series 1994-28, Class K, 6.50%, 08/25/23	196,518
985,688	Series 1994-37, Class L, 6.50%, 03/25/24	1,009,545
6,388,638	Series 1994-72, Class K, 6.00%, 04/25/24	6,521,885
12,327	Series 1994-76, Class H, 5.00%, 02/25/24	12,299
182,393	Series 1998-46, Class GZ, 6.50%, 08/18/28	187,270
463,940	Series 1998-58, Class PC, 6.50%, 10/25/28	480,936
913,533	Series 1999-39, Class JH, IO, 6.50%, 08/25/29	212,069
397,050	Series 2001-4, Class PC, 7.00%, 03/25/21	417,614
1,421,066	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	311,549
387,314	Series 2002-2, Class UC, 6.00%, 02/25/17	394,889
2,000,000	Series 2003-35, Class MD, 5.00%, 11/25/16	1,987,349
1,250,000	Series 2003-70, Class BE, 3.50%, 12/25/25	1,220,536
3,600,000	Series 2003-81, Class MC, 5.00%, 12/25/32	3,509,865
600,000	Series 2003-82, Class VB, 5.50%, 08/25/33	587,687
2,901,667	Series 2003-128, Class DY, 4.50%, 01/25/24	2,735,592
1,850,000	Series 2004-2, Class OE, 5.00%, 05/25/23	1,791,542
1,393,239	Series 2004-75, Class VK, 4.50%, 09/25/22	1,314,512
73,464	Series G92-44, Class ZQ, 8.00%, 07/25/22	78,338
32,034	Series G92-66, Class KA, 6.00%, 12/25/22	32,500
	Federal National Mortgage Association Whole Loan,
747,448	Series 1999-W4, Class A9, 6.25%, 02/25/29	745,480
1,190,127	Series 2002-W7, Class A4, 6.00%, 06/25/29	1,190,893
631,510	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	648,458
596,896	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	606,046
	Government National Mortgage Association,
334,592	Series 1998-22, Class PD, 6.50%, 09/20/28	345,959
107,380	Series 1999-17, Class L, 6.00%, 05/20/29	108,930
218,482	Series 2001-6, Class PM, 6.50%, 06/16/30	219,293
2,500,000	Series 2001-10, Class PE, 6.50%, 03/16/31 (m)	2,607,341
1,000,000	Series 2001-64, Class PB, 6.50%, 12/20/31	1,039,013
6,595,951	Series 2003-59, Class XA, IO, VAR, 1.69%, 06/16/34	562,527
2,759,774	Series 2003-75, Class BE, 6.00%, 04/16/28	2,806,411
1,548,369	Series 2004-62, Class VA, 5.50%, 07/20/15	1,557,134
	Total Collateralized Mortgage Obligations
	(Cost $73,148,447)	72,889,438

Mortgage Pass-Through Securities — 11.4%
	Federal Home Loan Mortgage Corp., Conventional Pools,
23,631	9.00%, 12/01/09	24,329
195,282	ARM,7.12%, 01/01/27	197,004
51,305	ARM,7.22%, 04/01/30	52,150
	Federal Home Loan Mortgage Corp., Gold Pools,
338,516	5.00%, 12/01/13 - 04/01/14	336,008
110,030	5.50%, 03/01/14	110,133
236,944	6.00%, 04/01/14 - 02/01/32	238,710
32,234	6.00%, 04/01/14	32,695
78,150	6.50%, 06/01/14 - 09/01/14	80,261

1,409,388	6.50%, 11/01/25 - 04/01/32	1,444,438
25,002	7.00%, 02/01/11	25,597
23,188	7.50%, 09/01/10	23,449
1,448	8.50%, 12/01/09	1,495
16,574	8.50%, 07/01/28	17,772
	Federal National Mortgage Association, Various Pools,
1,288,748	5.00%, 11/01/23	1,246,744
2,056,585	5.00%, 11/01/33	1,968,702
776,754	5.50%, 11/01/16	778,044
5,808,376	5.50%, 05/01/33 - 01/01/34	5,705,478
161,773	6.00%, 04/01/13 - 08/01/14	163,981
1,658,800	6.00%, 03/01/22 - 09/01/28	1,675,373
74,232	6.50%, 11/01/11 - 04/01/33	76,230
456,161	6.50%, 11/01/11 - 04/01/32	467,785
92,254	7.50%, 02/01/13	95,613
53,737	7.50%, 02/01/13 - 08/01/30	56,246
333,223	8.00%, 11/01/12 - 01/01/16	345,158
	Government National Mortgage Association Pools,
26,548	6.50%, 03/15/28 - 09/15/28	27,242
68,546	7.00%, 12/15/25 - 06/15/28	71,864
38,319	7.50%, 05/15/23 - 12/20/26	40,201
198,026	8.00%, 10/15/27 - 11/20/26	209,950
15,903	9.00%, 11/15/24	17,157
2,336,153	ARM,4.50%, 07/20/34 - 09/20/34	2,339,393
12,149	ARM,5.75%, 07/20/27	12,266
	Total Mortgage Pass-Through Securities
	(Cost $18,154,915)	17,881,468

U.S. Government Agency Securities — 14.2%
1,500,000	Federal Farm Credit Bank,
	6.75%, 07/07/09	1,558,711
1,000,000	Federal Home Loan Bank System,
	5.90%, 03/26/09 (c)	1,020,592
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	1,593,213
630,000	Zero Coupon, 03/23/28	216,244
6,000,000	Federal National Mortgage Association Interest STRIPS,
	Zero Coupon, 09/23/20	3,039,888
	Financing Corp. , Principal STRIPS
2,000,000	Zero Coupon, 11/02/18	1,141,088
8,000,000	Zero Coupon, 12/06/18	4,539,712
4,000,000	Residual Funding Corp., Principal STRIPS
	Zero Coupon, 07/15/20	2,098,360
	Resolution Funding Corp., Interest STRIPS
1,000,000	Zero Coupon, 10/15/17	614,669
2,000,000	Zero Coupon, 01/15/20	1,079,648
	Tennessee Valley Authority,
2,000,000	6.00%, 03/15/13	2,123,970
5,000,000	Zero Coupon, 07/15/16	3,249,480
	Total U.S. Government Agency Securities
	(Cost $20,108,290)	22,275,575

U.S. Treasury Obligations — 26.5%
	U.S. Treasury Bonds,
650,000	6.13%, 11/15/27	752,121
2,700,000	7.25%, 05/15/16 (c)	3,214,056
1,250,000	8.13%, 08/15/19 (c)	1,628,223
2,000,000	9.13%, 05/15/18 (c)	2,738,750
2,800,000	10.38%, 11/15/12	2,821,655
	U.S. Treasury Inflation Indexed Bonds,
598,410	3.50%, 01/15/11	624,497
5,157,400	3.63%, 01/15/08 (c)	5,150,953
	U.S. Treasury Notes,
2,250,000	4.25%, 08/15/13 (c)	2,247,714
2,500,000	4.50%, 09/30/11 (c)	2,533,397
200,000	6.00%, 08/15/09 (c)	207,297
	U.S. Treasury Bonds Coupon STRIPS
2,500,000	08/15/14 (c)	1,848,735
2,000,000	11/15/14 (c)	1,459,786
1,750,000	02/15/15 (c)	1,256,008
500,000	05/15/15 (c)	355,111
750,000	08/15/15 (c)	524,698
3,000,000	11/15/15 (c)	2,070,177
400,000	05/15/16 (c)	269,110
	U.S. Treasury Bonds Principal STRIPS
4,000,000	11/15/09 (c)	3,681,748
15,000,000	05/15/20 (c)	8,062,005
	Total U.S. Treasury Obligations
	(Cost $40,197,319)	41,446,041
	Total Long-Term Investments
	(Cost $151,608,971)	154,492,522
Shares

Short-Term Investment — 1.1%

Investment Company — 1.1%
1,783,345	JPMorgan U.S. Government Money Market Fund, Institutional Shares (b)
	(Cost $1,783,345)	1,783,345

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 22.6%

Repurchase Agreements — 22.6%
7,300,629	Banc of America Securities LLC, 5.10%, dated 09/28/07, due 10/01/07, repurchase price $7,303,732, collateralized by U.S. Government Agency Mortgages	7,300,629
7,000,000	Barclays Capital, 5.12%, dated 09/28/07, due date 10/01/07, repurchase price $7,002,987, collateralized by U.S. Government Agency Mortgages	7,000,000
7,000,000	Bear Stearns Cos., Inc., 5.25%, dated 09/28/07, due 10/01/07, repurchase price, $7,003,063, collateralized by U.S. Government Agency Mortgages	7,000,000
7,000,000	Credit Suisse First Boston LLC, 5.26%, dated 09/28/07, due 10/01/07, repurchase price $7,003,068, collateralized by U.S. Government Agency Mortgages	7,000,000
7,000,000	Lehman Brothers, Inc., 5.24%, dated 09/28/07, due 10/01/07, repurchase price $7,003,057 collateralized by U.S. Government Agency Mortgages	7,000,000
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $35,300,629)	35,300,629

Total Investments — 122.3%
(Cost $188,692,945)	191,576,496

Liabilities in Excess of Other Assets — (22.3)%	(34,949,952)

NET ASSETS — 100.0%	$156,626,544

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(m)	All or portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ARM	Adjustable Rate Mortgage
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of September 30, 2007. The rate may be subject to a cap and a floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the generally higher than prevailing market underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

VAR	Variable rate note. The interest rate shown is the rate in effect at September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,010,588
Aggregate gross unrealized depreciation	(2,127,037)
Net unrealized appreciation/depreciation	$2,883,551

Federal income tax cost of investments	$188,692,945

JPMorgan Insurance Trust International Equity Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 99.8% (l)

Common Stocks — 99.7%

Australia — 2.0%
3,100	BHP Billiton Ltd.	121,049

Belgium — 1.4%
1,900	Dexia S.A.	57,526
1,000	Fortis	29,481
		87,007

Brazil — 3.3%
3,748	Companhia Vale do Rio Doce ADR	127,170
1,000	Petroleo Brasileiro S.A. ADR	75,500
		202,670

Egypt — 0.2%
69	Orascom Construction Industries GDR	11,690

Finland — 2.3%
3,600	Nokia OYJ	136,597

France — 13.5%
700	Accor S.A.	62,104
2,700	AXA S.A.	120,918
900	BNP Paribas	98,492
550	Compagnie de Saint-Gobain	57,431
500	Imerys S.A.	45,561
440	Lafarge S.A.	68,193
275	Pernod-Ricard S.A.	59,818
900	Sanofi-Aventis	76,273
2,850	Total S.A.	230,945
		819,735

Germany — 7.6%
400	BASF AG	55,492
1,900	Deutsche Post AG	55,117
500	E.ON AG	92,147
300	Linde AG	37,439
1,300	SAP AG	76,114
841	Siemens AG	115,143
1,060	Symrise AG (a)	28,062
		459,514

Greece — 0.4%
700	Piraeus Bank S.A.	24,962

Hong Kong — 1.7%
6,500	Esprit Holdings Ltd.	102,993

Ireland — 0.7%
2,200	Bank of Ireland	40,955

Italy — 5.0%
4,700	ENI S.p.A.	173,561
7,200	Intesa Sanpaolo S.p.A.	55,509
8,700	UniCredito Italiano S.p.A.	74,479
		303,549

Japan — 18.3%
1,400	Astellas Pharma, Inc.	66,905
4,000	Bank of Yokohama Ltd. (The)	27,469
1,300	Canon, Inc.	70,545
900	Daikin Industries Ltd.	43,160
5	East Japan Railway Co.	39,419
200	Hirose Electric Co., Ltd.	24,240
1,800	Honda Motor Co., Ltd.	59,942
600	Komatsu Ltd.	20,002
3,400	Mitsubishi Corp.	107,083
8	Mitsubishi UFJ Financial Group, Inc.	70,343
2,000	Mitsui Fudosan Co., Ltd.	55,222
6	Mizuho Financial Group, Inc.	33,888
800	Nidec Corp.	55,772
3,900	Nissan Motor Co., Ltd.	38,911
900	Nitto Denko Corp.	41,679
1,500	Nomura Holdings, Inc.	24,954
1,300	Seven & I Holdings Co., Ltd.	33,313
700	Shin-Etsu Chemical Co., Ltd.	48,160
300	SMC Corp.	40,939
1,400	Sony Corp.	67,299
4,300	Sumitomo Corp.	82,586
8	Sumitomo Mitsui Financial Group, Inc.	62,066
		1,113,897

Mexico — 0.6%
900	Fomento Economico Mexicano S.A.B. de C.V. ADR	33,660

Netherlands — 4.6%
2,000	ING Groep N.V. CVA	88,879
1,500	Koninklijke Philips Electronics N.V.	67,499
3,300	Reed Elsevier N.V.	62,742
2,100	Wolters Kluwer N.V.	62,204
		281,324

Spain — 1.2%
3,100	Banco Bilbao Vizcaya Argentaria S.A.	72,711

Sweden — 1.3%
20,400	Telefonaktiebolaget LM Ericsson, Class B	81,213

Switzerland — 11.5%
3,100	ABB Ltd.	81,321
800	Adecco S.A.	47,232
800	Holcim Ltd.	88,240
241	Nestle S.A.	108,038
1,900	Novartis AG	104,525
500	Roche Holding AG	90,536
2,200	UBS AG	118,201
200	Zurich Financial Services AG	59,955
		698,048

Taiwan — 0.7%
4,114	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	41,634

United Kingdom — 23.4%
8,400	Barclays plc	102,113

4,700	BG Group plc	81,199
1,850	British Land Co. plc	44,265
3,189	Burberry Group plc	42,707
6,000	Centrica plc	46,629
4,600	GlaxoSmithKline plc	122,006
9,200	HSBC Holdings plc	168,882
5,055	ICAP plc	54,347
10,292	Kingfisher plc	37,661
4,400	Man Group plc	49,844
1,800	Schroders plc	50,882
5,500	Smith & Nephew plc	67,119
3,200	Standard Chartered plc	104,802
13,582	Tesco plc	121,741
41,837	Vodafone Group plc	150,801
9,000	Wm. Morrison Supermarkets plc	51,946
3,500	Wolseley plc	59,091
5,000	WPP Group plc	67,464
		1,423,499
	Total Common Stocks
	(Cost $5,169,219)	6,056,707

No. of Rights

Rights — 0.1%

Belgium — 0.1%
1,000	Fortis (a)
	(Cost $0)	5,319

Total Investments — 99.8%
(Cost $5,169,219)	6,062,026

Other Assets in Excess of Liabilities — 0.2%	9,702

NET ASSETS — 100.0%	$6,071,728

Percentages indicated are based on net assets.

Summary of Investments by Industry, September 30, 2007

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Commercial Banks	16.4%
Oil, Gas & Consumable Fuels	9.3
Pharmaceuticals	7.6
Capital Markets	4.9
Metals & Mining	4.1
Trading Companies & Distributors	4.1
Communications Equipment	3.6
Chemicals	3.5
Food & Staples Retailing	3.4
Construction Materials	3.3

Media	3.2
Insurance	3.0
Wireless Telecommunication Services	2.5
Specialty Retail	2.3
Household Durables	2.2
Diversified Financial Services	2.0
Industrial Conglomerates	1.9
Food Products	1.8
Building Products	1.7
Automobiles	1.6
Electric Utilities	1.5
Beverages	1.5
Electronic Equipment & Instruments	1.3
Electrical Equipment	1.3
Software	1.3
Office Electronics	1.2
Health Care Equipment & Supplies	1.1
Machinery	1.0
Hotels, Restaurants & Leisure	1.0
Other (less than 1.0%)	6.4

ABBREVIATIONS:

(a)	Non-income producing security.
(l)	All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
ADR	American Depositary Receipt.
CVA	Dutch Certification
GDR	Global Depositary Receipt.

The market value and percentage of the investments that are fair valued under the fair valuation policy for international investments are as follows:
Market Value	Percentage
$5,772,371	95.1%

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,076,571
Aggregate gross unrealized depreciation	(183,764)
Net unrealized appreciation/depreciation	$892,807

Federal income tax cost of investments	$5,169,219

JPMorgan Insurance Trust Intrepid Growth Portfolio
Schedule of Portfolio Investments 0
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 99.0%

Common Stocks — 99.0%

Aerospace & Defense — 5.4%
7,320	Boeing Co.	768,527
27,700	Honeywell International, Inc.	1,647,319
16,435	Lockheed Martin Corp.	1,783,033
10,630	Precision Castparts Corp.	1,573,027
		5,771,906

Airlines — 0.7%
9,650	Continental Airlines, Inc., Class B (a)	318,740
3,613	Copa Holdings S.A., Class A (Panama)	144,701
6,900	UAL Corp. (a)	321,056
		784,497

Auto Components — 0.8%
7,200	Johnson Controls, Inc.	850,392

Beverages — 0.5%
6,600	Hansen Natural Corp. (a) (c)	374,088
5,014	PepsiAmericas, Inc.	162,654
		536,742

Biotechnology — 1.3%
21,050	Biogen Idec, Inc. (a)	1,396,247

Capital Markets — 4.7%
10,250	Franklin Resources, Inc.	1,306,875
8,780	Goldman Sachs Group, Inc. (The)	1,902,977
15,220	Merrill Lynch & Co., Inc.	1,084,882
10,310	Morgan Stanley	649,530
		4,944,264

Chemicals — 0.3%
7,700	Celanese Corp., Class A	300,146

Commercial Services & Supplies — 1.1%
22,591	Allied Waste Industries, Inc. (a)	288,034
4,100	Equifax, Inc.	156,292
3,038	IHS, Inc., Class A (a)	171,617
3,730	Manpower, Inc.	240,026
7,100	R.R. Donnelley & Sons Co.	259,576
		1,115,545

Communications Equipment — 1.3%
5,250	CommScope, Inc. (a)	263,760
31,650	Juniper Networks, Inc. (a)	1,158,707
		1,422,467

Computers & Peripherals — 10.4%
20,355	Apple, Inc. (a) (m)	3,125,307
71,150	Dell, Inc. (a)	1,963,740
60,670	Hewlett-Packard Co.	3,020,759
25,250	International Business Machines Corp.	2,974,450
		11,084,256

Construction & Engineering — 0.3%

5,850	McDermott International, Inc. (a)	316,368

Containers & Packaging — 0.3%
7,350	Owens-Illinois, Inc. (a)	304,658

Diversified Consumer Services — 0.9%
2,500	ITT Educational Services, Inc. (a)	304,225
25,050	Service Corp. International	323,145
6,560	Sotheby's (c)	313,502
		940,872

Diversified Telecommunication Services — 1.1%
26,890	AT&T, Inc. (m)	1,137,716

Electric Utilities — 1.2%
22,100	Edison International	1,225,445

Electrical Equipment — 0.2%
4,500	Acuity Brands, Inc. (m)	227,160

Electronic Equipment & Instruments — 0.2%
6,500	Avnet, Inc. (a) (m)	259,090

Energy Equipment & Services — 1.5%
11,000	National Oilwell Varco, Inc. (a)	1,589,500

Food & Staples Retailing — 2.5%
50,210	Kroger Co. (The)	1,431,989
6,520	Safeway, Inc.	215,877
7,150	SUPERVALU, Inc.	278,922
20,500	SYSCO Corp.	729,595
		2,656,383

Food Products — 1.5%
3,400	Bunge Ltd.	365,330
6,700	Corn Products International, Inc.	307,329
6,190	General Mills, Inc.	359,082
5,100	JM Smucker Co. (The) (c)	272,442
9,000	Pilgrim's Pride Corp. (c)	312,570
		1,616,753

Gas Utilities — 0.2%
3,700	Energen Corp.	211,344

Health Care Equipment & Supplies — 2.4%
31,440	Baxter International, Inc.	1,769,443
1,400	Intuitive Surgical, Inc. (a)	322,000
5,550	Kinetic Concepts, Inc. (a)	312,354
1,382	Zimmer Holdings, Inc. (a)	111,928
		2,515,725

Health Care Providers & Services — 4.4%
29,300	Aetna, Inc. (m)	1,590,111
5,900	Cigna Corp.	314,411
5,850	Express Scripts, Inc. (a)	326,547
3,700	Health Net, Inc. (a)	199,985
4,470	Humana, Inc. (a)	312,364
18,200	Medco Health Solutions, Inc. (a)	1,645,093
3,050	WellCare Health Plans, Inc. (a) (c)	321,562
		4,710,073

Hotels, Restaurants & Leisure — 1.7%
27,015	McDonald's Corp.	1,471,507

1,900	Wynn Resorts Ltd.	299,364
1,770,871

Household Products — 1.1%
5,950	Church & Dwight Co., Inc. (c)	279,888
2,800	Energizer Holdings, Inc. (a)	310,380
8,450	Kimberly-Clark Corp.	593,697
		1,183,965

Independent Power Producers & Energy Traders — 0.3%
7,400	Mirant Corp. (a)	301,032

Insurance — 1.0%
10,050	Loews Corp.	485,918
6,300	Prudential Financial, Inc.	614,754
		1,100,672

Internet & Catalog Retail — 2.2%
17,550	Amazon.com, Inc. (a) (m)	1,634,783
10,100	Expedia, Inc. (a)	321,988
4,500	priceline.com, Inc. (a) (c)	399,375
		2,356,146

IT Services — 3.9%
40,750	Accenture Ltd., Class A (Bermuda)	1,640,186
4,170	Alliance Data Systems Corp. (a) (m)	322,925
5,000	Computer Sciences Corp. (a)	279,500
5,750	Fidelity National Information Services, Inc.	255,128
2,700	Hewitt Associates, Inc., Class A (a)	94,635
9,450	MasterCard, Inc., Class A	1,398,317
4,943	Total System Services, Inc. (c)	137,317
		4,128,008

Leisure Equipment & Products — 0.3%
10,050	Hasbro, Inc.	280,194

Life Sciences Tools & Services — 1.3%
19,790	Thermo Fisher Scientific, Inc. (a)	1,142,279
4,110	Waters Corp. (a)	275,041
		1,417,320

Machinery — 3.7%
2,370	Cummins, Inc.	303,099
8,800	Deere & Co.	1,306,096
6,940	Manitowoc Co., Inc. (The)	307,303
17,100	PACCAR, Inc.	1,457,776
2,700	Parker Hannifin Corp.	301,941
3,360	Terex Corp. (a)	299,107
		3,975,322

Media — 2.9%
27,403	CBS Corp., Class B	863,194
11,000	Discovery Holding Co., Class A (a)	317,350
9,750	DreamWorks Animation SKG, Inc., Class A (a)	325,845
2,350	Liberty Media Corp. - Capital, Class A (a)	293,351
37,640	Walt Disney Co. (The)	1,294,440
		3,094,180

Metals & Mining — 2.9%
16,148	Freeport-McMoRan Copper & Gold, Inc.	1,693,764

11,260	Southern Copper Corp. (c)	1,394,326
3,088,090

Multiline Retail — 0.6%
11,100	Big Lots, Inc. (a)	331,224
6,750	Dollar Tree Stores, Inc. (a)	273,645
		604,869

Oil, Gas & Consumable Fuels — 7.0%
13,700	Chevron Corp.	1,282,046
26,950	Exxon Mobil Corp.	2,494,492
6,410	Frontier Oil Corp.	266,912
4,860	Holly Corp.	290,774
21,450	Marathon Oil Corp.	1,223,079
4,700	Tesoro Corp.	216,294
21,200	Valero Energy Corp.	1,424,216
5,050	Western Refining, Inc. (c)	204,929
		7,402,742

Personal Products — 0.8%
9,700	Alberto-Culver Co. (m)	240,463
7,250	Herbalife Ltd. (Cayman Islands)	329,585
7,760	NBTY, Inc. (a)	315,056
		885,104

Pharmaceuticals — 5.9%
65,600	Bristol-Myers Squibb Co.	1,890,592
47,940	Merck & Co., Inc.	2,478,019
59,380	Schering-Plough Corp.	1,878,189
		6,246,800

Real Estate Investment Trusts (REITs) — 0.2%
6,350	iStar Financial, Inc.	215,837

Real Estate Management & Development — 0.6%
11,290	CB Richard Ellis Group, Inc., Class A (a)	314,314
3,050	Jones Lang LaSalle, Inc.	313,418
		627,732

Road & Rail — 1.9%
15,650	CSX Corp.	668,725
11,850	Union Pacific Corp.	1,339,761
		2,008,486

Semiconductors & Semiconductor Equipment — 5.3%
19,100	Amkor Technology, Inc. (a) (c)	220,032
12,450	Cypress Semiconductor Corp. (a)	363,665
69,350	Intel Corp.	1,793,391
5,970	Lam Research Corp. (a)	317,962
5,140	MEMC Electronic Materials, Inc. (a)	302,540
10,100	National Semiconductor Corp.	273,912
41,650	NVIDIA Corp. (a)	1,509,396
26,100	ON Semiconductor Corp. (a) (c)	327,816
3,912	Texas Instruments, Inc.	143,140
7,750	Varian Semiconductor Equipment Associates, Inc. (a)	414,780
		5,666,634

Software — 6.3%
3,697	ANSYS, Inc. (a)	126,326

9,570	BMC Software, Inc. (a) (m)	298,871
13,570	Cadence Design Systems, Inc. (a)	301,118
9,150	McAfee, Inc. (a)	319,061
50,400	Microsoft Corp.	1,484,784
4,850	NAVTEQ Corp. (a)	378,155
108,290	Oracle Corp. (a)	2,344,479
61,150	Symantec Corp. (a)	1,185,087
11,590	Synopsys, Inc. (a)	313,857
		6,751,738

Specialty Retail — 2.0%
2,750	AutoZone, Inc. (a) (m)	319,384
5,250	GameStop Corp., Class A (a)	295,838
6,050	Guess?, Inc.	296,632
6,050	J Crew Group, Inc. (a) (c)	251,075
5,800	Men's Wearhouse, Inc. (The) (c)	293,016
15,450	RadioShack Corp.	319,197
4,750	Sherwin-Williams Co. (The)	312,123
		2,087,265

Textiles, Apparel & Luxury Goods — 1.2%
5,950	CROCS, Inc. (a) (c)	400,138
12,000	Nike, Inc., Class B	703,920
3,880	Phillips-Van Heusen Corp.	203,622
		1,307,680

Thrifts & Mortgage Finance — 0.3%
5,200	Fannie Mae	316,212

Tobacco — 2.4%
16,050	Altria Group, Inc. (m)	1,115,957
3,890	Loews Corp. - Carolina Group	319,875
17,820	Reynolds American, Inc. (c)	1,133,173
		2,569,005
	Total Long-Term Investments
	(Cost $93,327,734)	105,303,453

Short-Term Investment — 0.1%

Investment Company — 0.1%
137,774	JPMorgan Liquid Assets Money Market Fund, Institutional Class (b) (m)
	(Cost $137,774)	137,774

Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 5.2%

Corporate Note — 0.1%
100,000	Beta Finance, Inc.,
	FRN, 4.87%, 01/15/08	100,000

Repurchase Agreements — 5.10%
596,157	Banc of America Securities LLC, 5.10%, dated 09/28/07,
	due 10/01/07, repurchase price $596,410, collateralized
	by U.S. Government Agency Mortgages	596,157
1,200,000	Barclays Capital, Inc., 5.12%, dated 09/28/07,
	due 10/01/07, repurchase price $1,200,512, collateralized
	by U.S. Government Agency Mortgages	1,200,000
1,200,000	Bear Stearns Cos., Inc., 5.25%, dated 09/28/07,
	due 10/01/07, repurchase price $1,200,525, collateralized

	by U.S. Government Agency Mortgages	1,200,000
1,200,000	Credit Suisse First Boston LLC, 5.26%, dated 09/28/07,
	due 10/01/07, repurchase price $1,200,526,collateralized
	by U.S. Government Agency Mortgages	1,200,000
1,200,000	Lehman Brothers, Inc., 5.24%, dated 09/28/07,
	due 10/01/07, repurchase price $1,200,524, collateralized
	by U.S. Government Agency Mortgages	1,200,000
		5,396,157
	Total Investments of Cash Collateral for Securities on Loan
	(Cost $5,496,157)	5,496,157

Total Investments — 104.3%
(Cost $98,961,665)	110,937,384

Liabilities in Excess of Other Assets — (4.3)%	(4,543,676)

NET ASSETS — 100.0%	$106,393,708

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(a)	Non-income producing security.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,311,177
Aggregate gross unrealized depreciation	(1,335,458)
Net unrealized appreciation/depreciation	$11,975,719

Federal income tax cost of investments	$98,961,665

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 99.8%

Common Stocks — 99.8%

Aerospace & Defense — 1.1%
	6,280	Precision Castparts Corp.	929,314

Airlines — 1.7%
	21,170	AMR Corp. (a)	471,879
	9,610	Continental Airlines, Inc., Class B (a)	317,418
	3,900	Copa Holdings S.A., Class A (Panama)	156,195
	9,450	UAL Corp. (a) (c)	439,709
			1,385,201

Auto Components — 1.4%
	5,750	BorgWarner, Inc.	526,297
	3,900	Johnson Controls, Inc.	460,629
	3,166	WABCO Holdings, Inc.	148,011
			1,134,937

Beverages — 0.4%
	8,700	PepsiAmericas, Inc.	282,228

Building Products — 0.3%
	8,200	Lennox International, Inc.	277,160

Capital Markets — 2.8%
	6,280	A.G. Edwards, Inc.	525,950
	12,150	American Capital Strategies Ltd.	519,169
	11,000	Ameriprise Financial, Inc.	694,210
	11,550	Apollo Investment Corp. (c)	240,240
	11,550	Jefferies Group, Inc. (c)	321,437
			2,301,006

Chemicals — 2.3%
	7,960	Albemarle Corp.	351,832
	14,120	Celanese Corp., Class A	550,398
	14,900	Lyondell Chemical Co.	690,615
	9,300	Terra Industries, Inc. (a)	290,718
			1,883,563

Commercial Banks — 2.7%
	4,200	City National Corp.	291,942
	10,010	Comerica, Inc.	513,313
	5,910	PNC Financial Services Group, Inc.	402,471
	10,910	Regions Financial Corp.	321,627
	4,900	SunTrust Banks, Inc.	370,783
	11,650	TCF Financial Corp.	304,997
			2,205,133

Commercial Services & Supplies — 2.2%
	36,400	Allied Waste Industries, Inc. (a)	464,100
	8,000	Equifax, Inc.	304,960
	6,970	Manpower, Inc.	448,519
	15,230	R.R. Donnelley & Sons Co.	556,809
			1,774,388

Communications Equipment — 0.3%

	5,550	CommScope, Inc. (a)	278,832

Computers & Peripherals — 1.6%
	11,660	NCR Corp. (a)	580,668
	8,250	Seagate Technology (Cayman Islands)	211,035
	20,650	Western Digital Corp. (a)	522,858
			1,314,561

Construction & Engineering — 0.8%
	4,850	Foster Wheeler Ltd. (a)	636,708

Consumer Finance — 0.9%
	16,750	Discover Financial Services (a)	348,400
	10,560	First Marblehead Corp. (The) (c)	400,541
			748,941

Diversified Consumer Services — 2.6%
	8,950	Apollo Group, Inc., Class A (a)	538,343
	7,400	DeVry, Inc.	273,874
	4,650	ITT Educational Services, Inc. (a)	565,858
	30,860	Service Corporation International	398,094
	6,760	Sotheby's	323,060
			2,099,229

Diversified Telecommunication Services — 2.5%
	7,890	AT&T, Inc.	333,826
	11,605	CenturyTel, Inc.	536,383
	9,470	Embarq Corp.	526,532
	66,310	Qwest Communications International, Inc. (a)	607,400
			2,004,141

Electric Utilities — 2.7%
	9,850	American Electric Power Co., Inc.	453,888
	13,550	Edison International	751,347
	5,140	FirstEnergy Corp.	325,568
	6,670	FPL Group, Inc.	406,070
	10,050	Northeast Utilities	287,128
			2,224,001

Electrical Equipment — 0.6%
	5,010	Acuity Brands, Inc.	252,905
	4,750	Belden CDT, Inc. (c)	222,822
			475,727

Electronic Equipment & Instruments — 2.0%
	3,150	Anixter International, Inc. (a)	259,717
	12,950	Arrow Electronics, Inc. (a)	550,634
	14,080	Avnet, Inc. (a)	561,229
	2,680	Mettler-Toledo International, Inc. (Switzerland) (a)	273,360
			1,644,940

Energy Equipment & Services — 4.2%
	6,420	Cameron International Corp. (a)	592,502
	8,400	Dresser-Rand Group, Inc. (a)	358,764
	6,880	ENSCO International, Inc.	385,968
	11,200	Global Industries Ltd. (a)	288,512
	10,050	Grant Prideco, Inc. (a)	547,926
	6,080	National Oilwell Varco, Inc. (a)	878,560
	6,320	Tidewater, Inc.	397,149

			3,449,381

Food & Staples Retailing — 0.6%
	15,860	Kroger Co. (The)	452,327

Food Products — 1.1%
	7,750	Corn Products International, Inc.	355,493
	5,600	JM Smucker Co. (The) (c)	299,152
	6,300	Pilgrim's Pride Corp.	218,799
			873,444

Gas Utilities — 1.2%
	4,160	AGL Resources, Inc.	164,819
	8,745	Energen Corp.	499,515
	10,730	UGI Corp.	278,765
			943,099

Health Care Equipment & Supplies — 0.5%
	7,650	Kinetic Concepts, Inc. (a)	430,542

Health Care Providers & Services — 5.0%
	8,710	Aetna, Inc.	472,692
	12,750	Cigna Corp.	679,448
	10,111	Coventry Health Care, Inc. (a)	629,005
	9,400	Health Net, Inc. (a)	508,070
	9,225	Humana, Inc. (a)	644,643
	7,710	McKesson Corp.	453,271
	2,700	Medco Health Solutions, Inc. (a)	244,053
	4,670	WellCare Health Plans, Inc. (a)	492,358
			4,123,540

Hotels, Restaurants & Leisure — 0.9%
	12,270	Darden Restaurants, Inc.	513,622
	3,800	Jack in the Box, Inc. (a)	246,392
			760,014

Household Durables — 2.4%
	7,300	Jarden Corp. (a)	225,862
	5,600	Mohawk Industries, Inc. (a) (c)	455,280
	450	NVR, Inc. (a) (c)	211,613
	6,210	Snap-On, Inc.	307,643
	8,450	Stanley Works (The)	474,298
	9,050	Tempur-Pedic International, Inc. (c)	323,538
			1,998,234

Household Products — 0.6%
	4,625	Energizer Holdings, Inc. (a)	512,681

Independent Power Producers & Energy Traders — 0.7%
	14,530	Mirant Corp. (a)	591,080

Industrial Conglomerates — 0.9%
	13,050	McDermott International, Inc. (a)	705,744

Insurance — 4.9%
	7,050	Arch Capital Group Ltd. (Bermuda) (a)	524,590
	13,400	Axis Capital Holdings Ltd. (Bermuda)	521,394
	9,000	CNA Financial Corp.	353,880
	8,350	Loews Corp.	403,722
	8,950	Nationwide Financial Services, Inc. (c)	481,689

	5,950	Odyssey Re Holdings Corp. (c)	220,805
	7,120	Philadelphia Consolidated Holding Co. (a)	294,341
	8,200	Renaissance Re Holdings Ltd. (Bermuda)	536,362
	8,500	XL Capital Ltd., Class A (Bermuda)	673,200
			4,009,983

Internet & Catalog Retail — 1.0%
	17,200	Expedia, Inc. (a)	548,336
	2,950	Priceline.com, Inc. (a) (c)	261,813
			810,149

IT Services — 1.4%
	10,250	Accenture Ltd., Class A (Bermuda)	412,562
	8,750	Hewitt Associates, Inc., Class A (a)	306,688
	14,300	Total System Services, Inc. (c)	397,254
			1,116,504

Leisure Equipment & Products — 1.2%
	16,600	Hasbro, Inc.	462,808
	21,440	Mattel, Inc.	502,982
			965,790

Life Sciences Tools & Services — 1.2%
	8,240	Thermo Fisher Scientific, Inc. (a)	475,613
	7,800	Waters Corp. (a)	521,976
			997,589

Machinery — 5.5%
	6,098	Cummins, Inc.	779,873
	1,200	Deere & Co.	178,104
	7,240	Eaton Corp.	717,050
	12,430	Manitowoc Co., Inc. (The)	550,400
	4,780	PACCAR, Inc.	407,495
	7,030	Parker Hannifin Corp.	786,165
	4,550	SPX Corp.	421,148
	7,020	Terex Corp. (a)	624,921
			4,465,156

Media — 2.7%
	8,050	CBS Corp., Class B	253,575
	9,000	DreamWorks Animation SKG, Inc., Class A (a)	300,780
	8,750	Interactive Data Corp.	246,750
	6,380	McGraw-Hill Cos., Inc. (The)	324,806
	5,030	Meredith Corp.	288,219
	8,100	Omnicom Group, Inc.	389,529
	10,450	Viacom, Inc., Class B (a)	407,236
			2,210,895

Metals & Mining — 4.0%
	12,800	AK Steel Holding Corp. (a)	562,560
	4,360	Allegheny Technologies, Inc.	479,382
	4,857	Freeport-McMoRan Copper & Gold, Inc.	509,451
	4,250	Southern Copper Corp. (c)	526,278
	11,020	Steel Dynamics, Inc.	514,634
	6,380	United States Steel Corp.	675,897
			3,268,202

Multi-Utilities — 2.4%

	8,150	Alliant Energy Corp.	312,308
	30,030	CenterPoint Energy, Inc.	481,381
	11,600	DTE Energy Co.	561,904
	17,200	MDU Resources Group, Inc.	478,848
	1,800	Public Service Enterprise Group, Inc.	158,382
			1,992,823

Multiline Retail — 1.0%
	11,180	Big Lots, Inc. (a)	333,611
	12,200	Dollar Tree Stores, Inc. (a)	494,588
			828,199

Office Electronics — 0.9%
	42,270	Xerox Corp. (a)	732,962

Oil, Gas & Consumable Fuels — 5.0%
	12,140	Frontier Oil Corp.	505,509
	11,200	Hess Corp.	745,136
	5,500	Holly Corp.	329,065
	6,530	Marathon Oil Corp.	372,341
	9,970	Noble Energy, Inc.	698,299
	3,590	Overseas Shipholding Group, Inc.	275,820
	10,910	Tesoro Corp.	502,078
	5,616	Valero Energy Corp.	377,283
	7,050	Western Refining, Inc. (c)	286,089
			4,091,620

Personal Products — 0.7%
	5,650	Herbalife Ltd. (Cayman Islands)	256,849
	7,350	NBTY, Inc. (a)	298,410
			555,259

Pharmaceuticals — 1.1%
	14,380	Forest Laboratories, Inc. (a)	536,230
	29,310	King Pharmaceuticals, Inc. (a)	343,513
			879,743

Real Estate Investment Trusts (REITs) — 4.3%
	21,350	Annaly Capital Management, Inc.	340,106
	5,870	Boston Properties, Inc.	609,893
	11,950	General Growth Properties, Inc.	640,759
	11,310	Hospitality Properties Trust	459,752
	13,850	iStar Financial, Inc.	470,761
	8,180	Nationwide Health Properties, Inc.	246,463
	11,530	ProLogis	765,015
			3,532,749

Real Estate Management & Development — 1.2%
	19,525	CB Richard Ellis Group, Inc., Class A (a)	543,576
	4,290	Jones Lang LaSalle, Inc.	440,840
			984,416

Road & Rail — 0.9%
	9,650	CSX Corp.	412,345
	2,900	Union Pacific Corp.	327,874
			740,219

Semiconductors & Semiconductor Equipment — 4.0%
	17,800	Amkor Technology, Inc. (a) (c)	205,056

	3,150	KLA-Tencor Corp.	175,707
	11,765	Lam Research Corp. (a)	626,604
	11,465	MEMC Electronic Materials, Inc. (a)	674,830
	21,250	NVIDIA Corp. (a)	770,100
	25,900	ON Semiconductor Corp. (a) (c)	325,304
	9,370	Varian Semiconductor Equipment Associates, Inc. (a)	501,482
			3,279,083

Software — 4.5%
	7,000	ANSYS, Inc. (a)	239,190
	17,330	BMC Software, Inc. (a)	541,216
	27,225	Cadence Design Systems, Inc. (a)	604,123
	17,050	McAfee, Inc. (a)	594,533
	7,500	NAVTEQ Corp. (a)	584,775
	9,700	Sybase, Inc. (a) (c)	224,361
	21,950	Symantec Corp. (a)	425,391
	17,450	Synopsys, Inc. (a)	472,546
			3,686,135

Specialty Retail — 2.6%
	8,375	Aeropostale, Inc. (a)	159,627
	4,420	AutoZone, Inc. (a)	513,339
	4,900	GameStop Corp., Class A (a)	276,115
	4,900	Men's Wearhouse, Inc.	247,548
	16,300	RadioShack Corp. (c)	336,758
	8,570	Sherwin-Williams Co. (The)	563,135
			2,096,522

Textiles, Apparel & Luxury Goods — 0.3%
	5,010	Phillips-Van Heusen Corp.	262,925

Thrifts & Mortgage Finance — 0.3%
	10,500	Washington Federal, Inc.	275,730

Tobacco — 1.7%
	8,530	Loews Corp. - Carolina Group	701,422
	2,410	Reynolds American, Inc. (c)	153,252
	10,730	UST, Inc.	532,208
			1,386,882
		Total Long-Term Investments
		(Cost $71,021,989)	81,609,631

Short-Term Investments — 0.3%

Investment Company — 0.3%
	268,890	JPMorgan Liquid Assets Money Market Fund,
		Institutional Class (b) (m)
		(Cost $268,890)	268,890

	Principal Amount ($)

Investments of Cash Collateral for Securities on Loan — 7.2%

Certificate of Deposit — 0.5%
	400,000	Deutsche Bank AG, New York (Germany),
		FRN, 5.35%, 01/22/08	400,000

Corporate Notes — 1.4%
	400,000	American Express Credit Corp.,

		FRN, 5.76%, 01/15/08	400,000
	500,000	CDC Financial Production, Inc.,
		FRN, 5.40%, 10/26/07	500,000
	300,000	Citigroup Global Markets, Inc.,
		FRN, 5.40%, 10/05/07	300,000
			1,200,000

Repurchase Agreements — 5.3%
	822,433	Banc of America Securities LLC, 5.10%, dated 09/28/07,
		due 10/01/07, repurchase price $822,783, collateralized by
		U.S. Government Agency Mortgages	822,433
	488,815	Barclays Capital., Inc., 5.12%, dated 09/28/07,
		due 10/01/07, repurchase price $489,024, collateralized by
		U.S. Government Agency Mortgages	488,815
	1,000,000	Bear Stearns Cos., Inc., 5.25%, dated 09/28/07,
		due 10/01/07, repurchase price $1,000,438, collateralized
		by U.S. Government Agency Mortgages	1,000,000
	1,000,000	Credit Suisse First Boston LLC, 5.26%, dated 09/28/07,
		due 10/01/07, repurchase price $1,000,438, collateralized
		by U.S. Government Agency Mortgages	1,000,000
	1,000,000	Lehman Brothers, Inc., 5.24%, dated 09/28/07,
		due 10/01/07, repurchase price $1,000,437, collateralized
		by U.S. Government Agency Mortgages	1,000,000
			4,311,248
		Total Investments of Cash Collateral for Securities on Loan
		(Cost $5,911,248)	5,911,248

Total Investments — 107.3%
(Cost $77,202,127)			87,789,769

Liabilities in Excess of Other Assets — (7.3)%			(6,015,770)

NET ASSETS — 100.0%			$81,773,999

Percentages indicated are based on net assets.

ABBREVIATIONS

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The interest rate shown is the rate in effect as of September 30, 2007.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,893,882

Aggregate gross unrealized depreciation	(2,306,240)
Net unrealized appreciation/depreciation	$10,587,642

Federal income tax cost of investments	$77,202,127

JPMorgan Insurance Trust Large Cap Value Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 99.9%

Common Stocks — 99.9%

Aerospace & Defense — 0.4%
400	Spirit AeroSystems Holdings, Inc., Class A (a)	15,576

Auto Components — 0.5%
595	TRW Automotive Holdings Corp. (a)	18,850

Beverages — 0.4%
640	Constellation Brands, Inc., Class A (a)	15,494

Capital Markets — 4.3%
245	Bear Stearns Cos., Inc. (The)	30,088
460	Lazard Ltd., Class A (Bermuda)	19,504
545	Morgan Stanley	34,335
3,730	TD AMERITRADE Holding Corp. (a)	67,961
		151,888

Chemicals — 1.8%
305	Dow Chemical Co. (The)	13,133
910	Rohm & Haas Co.	50,660
		63,793

Commercial Banks — 4.6%
580	BB&T Corp.	23,426
600	TCF Financial Corp.	15,708
530	U.S. Bancorp	17,241
1,460	Wachovia Corp.	73,219
845	Wells Fargo & Co.	30,099
		159,693

Communications Equipment — 1.8%
1,555	Corning, Inc.	38,331
1,370	Motorola, Inc.	25,386
		63,717

Computers & Peripherals — 1.3%
185	International Business Machines Corp.	21,793
285	Lexmark International, Inc., Class A (a)	11,836
385	Network Appliance, Inc. (a)	10,360
		43,989

Consumer Finance — 1.0%
430	Capital One Financial Corp.	28,565
272	Discover Financial Services (a)	5,657
		34,222

Containers & Packaging — 0.4%
245	Ball Corp.	13,169

Diversified Financial Services — 8.3%
2,675	Bank of America Corp.	134,472
550	CIT Group, Inc.	22,110
2,885	Citigroup, Inc.	134,643
		291,225

Diversified Telecommunication Services — 5.2%
925	AT&T, Inc.	39,137

3,200	Verizon Communications, Inc.	141,696
180,833

Electric Utilities — 3.5%
555	American Electric Power Co., Inc.	25,574
870	Edison International	48,242
400	FirstEnergy Corp.	25,336
1,390	Sierra Pacific Resources	21,865
		121,017

Electronic Equipment & Instruments — 1.2%
425	Arrow Electronics, Inc. (a)	18,071
627	Tyco Electronics Ltd. (Bermuda)	22,215
		40,286

Energy Equipment & Services — 0.5%
416	Halliburton Co.	15,974

Food & Staples Retailing — 1.7%
1,260	Safeway, Inc.	41,719
495	SUPERVALU, Inc.	19,310
		61,029

Food Products — 1.0%
295	General Mills, Inc.	17,113
525	Kraft Foods, Inc.,	18,118
		35,231

Health Care Providers & Services — 1.0%
425	WellPoint, Inc. (a)	33,541

Hotels, Restaurants & Leisure — 0.7%
605	Royal Caribbean Cruises Ltd.	23,613

Household Products — 3.9%
395	Colgate-Palmolive Co.	28,171
1,540	Procter & Gamble Co.	108,324
		136,495

Industrial Conglomerates — 4.5%
3,140	General Electric Co.	129,996
582	Tyco International Ltd. (Bermuda)	25,806
		155,802

Insurance — 6.1%
390	AMBAC Financial Group, Inc.	24,535
215	American International Group, Inc.	14,545
230	Assurant, Inc.	12,305
2,080	Genworth Financial, Inc.	63,918
400	Hartford Financial Services Group, Inc.	37,020
435	MBIA, Inc.	26,557
365	MetLife, Inc.	25,451
95	Prudential Financial, Inc.	9,270
		213,601

Internet Software & Services — 0.5%
715	Yahoo!, Inc. (a)	19,191

IT Services — 0.4%
700	Western Union Co. (The)	14,679

Machinery — 3.0%
120	Caterpillar, Inc.	9,412

750	Dover Corp.	38,212
615	Joy Global, Inc.	31,279
310	Kennametal, Inc.	26,034
		104,937

Media — 4.8%
515	Comcast Corp., Class A (a)	12,453
2,000	News Corp., Class A	43,980
505	R.H. Donnelley Corp. (a)	28,290
1,020	Time Warner Cable, Inc., Class A (a)	33,456
895	Time Warner, Inc.	16,432
975	Walt Disney Co. (The)	33,530
		168,141

Metals & Mining — 1.1%
990	Alcoa, Inc.	38,729

Multi-Utilities — 2.4%
1,680	CMS Energy Corp.	28,258
440	Consolidated Edison, Inc.	20,372
400	SCANA Corp.	15,496
910	Xcel Energy, Inc.	19,601
		83,727

Multiline Retail — 0.6%
350	Kohl's Corp. (a)	20,065

Oil, Gas & Consumable Fuels — 13.3%
105	Apache Corp.	9,456
660	Arch Coal, Inc.	22,268
770	Chevron Corp.	72,057
855	ConocoPhillips	75,043
395	EOG Resources, Inc.	28,570
1,980	Exxon Mobil Corp.	183,269
125	Marathon Oil Corp.	7,128
725	Occidental Petroleum Corp.	46,458
320	XTO Energy, Inc.	19,789
		464,038

Paper & Forest Products — 1.0%
4,269	Domtar Corp. (Canada) (a)	35,006

Pharmaceuticals — 6.1%
670	Abbott Laboratories	35,925
1,105	Merck & Co., Inc.	57,118
1,085	Pfizer, Inc.	26,507
1,215	Schering-Plough Corp.	38,430
365	Sepracor, Inc. (a)	10,038
975	Wyeth	43,436
		211,454

Real Estate Investment Trusts (REITs) — 1.0%
395	Mack-Cali Realty Corp.	16,235
230	Public Storage, Inc.	18,089
		34,324

Road & Rail — 2.2%
245	Burlington Northern Santa Fe Corp.	19,887
445	Hertz Global Holdings, Inc. (a)	10,110

890	Norfolk Southern Corp.	46,200
76,197

Semiconductors & Semiconductor Equipment — 0.8%
1,010	Xilinx, Inc.	26,401

Software — 0.6%
1,155	Symantec Corp. (a)	22,384

Specialty Retail — 1.0%
430	Advance Auto Parts, Inc.	14,431
1,030	Staples, Inc.	22,134
		36,565

Thrifts & Mortgage Finance — 4.9%
1,380	Countrywide Financial Corp.	26,234
455	Fannie Mae	27,669
1,330	Freddie Mac	78,483
720	MGIC Investment Corp.	23,263
605	Radian Group, Inc.	14,084
		169,733

Tobacco — 1.2%
610	Altria Group, Inc.	42,413

Wireless Telecommunication Services — 0.9%
816	Crown Castle International Corp. (a)	33,154
	Total Long-Term Investments
	(Cost $3,335,430)	3,490,176

Short-Term Investment — 1.5%

Investment Company — 1.5%
52,276	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $52,276)	52,276

Total Investments — 101.4%
(Cost $ 3,387,706)	3,542,452

Liabilities in Excess of Other Assets — (1.4)%	(48,746)

NET ASSETS — 100.0%	$3,493,706

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and reverse repurchase agreements.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$292,983
Aggregate gross unrealized depreciation	(138,237)
Net unrealized appreciation/depreciation	$154,746

Federal income tax cost of investments	$3,387,706

JPMorgan Insurance Trust Small Cap Equity Portfolio
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 96.7%

Common Stocks — 96.7%

Aerospace & Defense — 0.9%
	1,350	Orbital Sciences Corp. (a)	30,024

Air Freight & Logistics — 0.9%
	1,600	Pacer International, Inc.	30,480

Airlines — 1.1%
	975	Continental Airlines, Inc., Class B (a)	32,204
	50	UAL Corp. (a)	2,327
			34,531

Auto Components — 1.7%
	925	Aftermarket Technology Corp. (a)	29,359
	675	ArvinMeritor, Inc.	11,354
	400	Drew Industries, Inc. (a)	16,272
			56,985

Automobiles — 0.5%
	1,150	Monaco Coach Corp.	16,135

Biotechnology — 2.0%
	375	Acadia Pharmaceuticals, Inc. (a)	5,644
	125	Alexion Pharmaceuticals, Inc. (a)	8,144
	250	Alkermes, Inc. (a)	4,600
	325	Arena Pharmaceuticals, Inc. (a)	3,559
	50	Cephalon, Inc. (a)	3,653
	125	Combinatorx, Inc. (a)	772
	300	Human Genome Sciences, Inc. (a)	3,087
	250	Keryx Biopharmaceuticals, Inc. (a)	2,485
	25	Martek Biosciences Corp. (a)	726
	150	Progenics Pharmaceuticals, Inc. (a)	3,316
	325	Regeneron Pharmaceuticals, Inc. (a)	5,785
	775	Savient Pharmaceuticals, Inc. (a)	11,276
	25	Telik, Inc. (a)	73
	150	Theravance, Inc. (a)	3,913
	150	United Therapeutics Corp. (a)	9,981
			67,014

Capital Markets — 1.6%
	225	Affiliated Managers Group, Inc. (a)	28,690
	600	Federated Investors, Inc., Class B	23,820
	150	LaBranche & Co., Inc. (a)	702
			53,212

Chemicals — 3.2%
	250	CF Industries Holdings, Inc.	18,978
	750	Innospec, Inc. (United Kingdom)	17,085
	350	Spartech Corp.	5,971
	1,975	Terra Industries, Inc. (a)	61,738
			103,772

Commercial Banks — 4.9%
	125	1st Source Corp.	2,862

	925	BancFirst Corp.	41,505
	300	City Holding Co.	10,923
	75	Commerce Bancshares, Inc.	3,442
	150	FNB Corp.	4,513
	975	Great Southern Bancorp, Inc.	24,219
	500	Horizon Financial Corp.	10,140
	50	Lakeland Financial Corp.	1,156
	1,025	Simmons First National Corp., Class A	26,998
	750	Suffolk Bancorp	24,045
	375	Taylor Capital Group, Inc.	10,474
	450	W Holding Co., Inc.	1,008
			161,285

Commercial Services & Supplies — 2.9%
	700	Administaff, Inc.	25,410
	350	Compx International, Inc.	6,853
	250	Deluxe Corp.	9,210
	2,275	Diamond Management & Technology Consultants, Inc.	20,930
	50	Standard Parking Corp. (a)	1,990
	2,400	Standard Register Co. (The)	30,504
	75	Steelcase, Inc.	1,348
			96,245

Communications Equipment — 2.4%
	350	Adtran, Inc.	8,061
	350	Avocent Corp. (a)	10,192
	675	Black Box Corp.	28,863
	250	CommScope, Inc. (a)	12,560
	875	InterDigital, Inc. (a)	18,182
	150	Tellabs, Inc. (a)	1,428
			79,286

Computers & Peripherals — 1.8%
	2,100	Emulex Corp. (a)	40,257
	750	Imation Corp.	18,398
			58,655

Construction & Engineering — 0.9%
	950	EMCOR Group, Inc. (a)	29,792

Construction Materials — 0.0% (g)
	50	Headwaters, Inc. (a)	744

Consumer Finance — 1.9%
	1,850	AmeriCredit Corp. (a)	32,523
	150	Credit Acceptance Corp. (a)	3,465
	625	Dollar Financial Corp. (a)	17,831
	275	World Acceptance Corp. (a)	9,097
			62,916

Containers & Packaging — 1.1%
	4,100	Graphic Packaging Corp. (a)	18,532
	1,500	Smurfit-Stone Container Corp. (a)	17,520
			36,052

Diversified Consumer Services — 1.2%
	875	Coinstar, Inc. (a)	28,149
	200	Sotheby's	9,558

			37,707

Diversified Telecommunication Services — 0.8%
	725	Citizens Communications Co.	10,382
	825	Consolidated Communications Holdings, Inc.	16,178
			26,560

Electric Utilities — 0.8%
	375	El Paso Electric Co. (a)	8,674
	300	Portland General Electric Co.	8,340
	325	Westar Energy, Inc.	7,982
			24,996

Electronic Equipment & Instruments — 4.2%
	1,000	Coherent, Inc. (a)	32,080
	2,675	Methode Electronics, Inc.	40,259
	125	Mettler-Toledo International, Inc. (a)	12,750
	1,075	MTS Systems Corp.	44,720
	3,275	Sanmina-SCI Corp. (a)	6,943
	25	Tech Data Corp. (a)	1,003
			137,755

Energy Equipment & Services — 1.7%
	975	Global Industries Ltd. (a)	25,116
	750	Grey Wolf, Inc. (a)	4,913
	1,950	ION Geophysical Corp. (a)	26,968
			56,997

Food & Staples Retailing — 0.7%
	575	Nash Finch Co.	22,902

Gas Utilities — 1.3%
	1,025	Nicor, Inc.	43,973

Health Care Equipment & Supplies — 3.5%
	225	Advanced Medical Optics, Inc. (a)	6,883
	300	Datascope Corp.	10,143
	150	Hologic, Inc. (a)	9,150
	1,325	Invacare Corp.	30,978
	975	Mentor Corp.	44,899
	300	Quidel Corp. (a)	5,868
	350	Thoratec Corp. (a)	7,241
			115,162

Health Care Providers & Services — 3.3%
	550	Apria Healthcare Group, Inc. (a)	14,306
	100	Healthways, Inc. (a)	5,397
	550	Landauer, Inc.	28,028
	675	LCA-Vision, Inc.	19,838
	625	Magellan Health Services, Inc. (a)	25,362
	500	Medcath Corp. (a)	13,730
	50	Sunrise Senior Living, Inc. (a)	1,769
			108,430

Health Care Technology — 0.8%
	1,450	Trizetto Group (a)	25,390

Hotels, Restaurants & Leisure — 2.0%
	1,225	AFC Enterprises, Inc. (a)	18,436
	925	Domino's Pizza, Inc.	15,346

	750	Monarch Casino & Resort, Inc. (a)	21,337
	375	Papa John's International, Inc. (a)	9,165
			64,284

Household Durables — 1.3%
	1,050	American Greetings Corp., Class A	27,720
	325	Blyth, Inc.	6,646
	100	CSS Industries, Inc.	3,597
	200	Helen of Troy Ltd. (Bermuda) (a)	3,862
			41,825

Industrial Conglomerates — 1.3%
	550	Teleflex, Inc.	42,856

Insurance — 2.4%
	226	Argo Group International Holdings Ltd. (Bermuda) (a)	9,833
	400	Aspen Insurance Holdings Ltd. (Bermuda)	11,164
	75	Axis Capital Holdings Ltd. (Bermuda)	2,918
	650	Conseco, Inc. (a)	10,400
	150	LandAmerica Financial Group, Inc.	5,847
	225	Navigators Group, Inc. (a)	12,206
	175	Odyssey Re Holdings, Corp.	6,494
	225	Platinum Underwriters Holdings Ltd. (Bermuda)	8,091
	150	ProAssurance Corp. (a)	8,081
	50	RenaissanceRe Holdings Ltd. (Bermuda)	3,271
			78,305

Internet & Catalog Retail — 1.2%
	425	priceline.com, Inc. (a)	37,719

Internet Software & Services — 1.3%
	250	AsiaInfo Holdings, Inc. (China) (a)	2,265
	1,450	CMGI, Inc. (a)	1,972
	1,325	SonicWALL, Inc. (a)	11,567
	1,150	ValueClick, Inc. (a)	25,829
			41,633

IT Services — 0.7%
	150	Acxiom Corp.	2,969
	175	Authorize.Net Holdings, Inc. (a)	3,085
	250	CSG Systems International, Inc. (a)	5,313
	1,925	Unisys Corp. (a)	12,743
			24,110

Leisure Equipment & Products — 2.3%
	850	Hasbro, Inc.	23,698
	350	JAKKS Pacific, Inc. (a)	9,349
	2,350	Sturm Ruger & Co., Inc. (a)	42,088
			75,135

Life Sciences Tools & Services — 2.0%
	100	AMAG Pharmaceuticals, Inc. (a)	5,720
	1,075	Exelixis, Inc. (a)	11,384
	175	Illumina, Inc. (a)	9,079
	175	Medivation, Inc. (a)	3,509
	675	Nektar Therapeutics (a)	5,960
	1,025	PerkinElmer, Inc.	29,940
			65,592

Machinery — 1.9%
	150	AGCO Corp. (a)	7,615
	200	Freightcar America, Inc.	7,640
	500	Nordson Corp.	25,105
	600	Wabtec Corp.	22,476
			62,836

Media — 1.4%
	1,250	Charter Communications, Inc., Class A (a)	3,225
	575	Cumulus Media, Inc., Class A (a)	5,876
	475	Entercom Communications Corp., Class A	9,182
	2,375	Sinclair Broadcast Group, Inc., Class A	28,595
			46,878

Metals & Mining — 1.4%
	225	Cleveland-Cliffs, Inc.	19,793
	375	Quanex Corp.	17,617
	175	Steel Dynamics, Inc.	8,173
			45,583

Multi-Utilities — 0.6%
	675	NorthWestern Corp.	18,340

Multiline Retail — 1.6%
	1,400	Big Lots, Inc. (a)	41,776
	550	Saks, Inc.	9,433
			51,209

Oil, Gas & Consumable Fuels — 3.3%
	500	Forest Oil Corp. (a)	21,520
	425	Frontier Oil Corp.	17,697
	250	Harvest Natural Resources, Inc. (a)	2,985
	275	Mariner Energy, Inc. (a)	5,695
	2,425	Meridian Resource Corp. (a)	6,014
	950	Plains Exploration & Production Co. (a)	42,009
	200	Swift Energy Co. (a)	8,184
	400	USEC, Inc. (a)	4,100
			108,204

Paper & Forest Products — 0.4%
	800	Buckeye Technologies, Inc. (a)	12,112

Personal Products — 0.3%
	225	NBTY, Inc. (a)	9,135

Pharmaceuticals — 2.2%
	200	Adams Respiratory Therapeutics, Inc. (a)	7,708
	175	Auxilium Pharmaceuticals, Inc. (a)	3,689
	125	Barrier Therapeutics, Inc. (a)	755
	325	Cardiome Pharma Corp. (Canada) (a)	3,068
	550	Cypress Bioscience, Inc. (a)	7,529
	225	MGI Pharma, Inc. (a)	6,251
	400	Nastech Pharmaceutical Co., Inc. (a)	5,324
	325	Pozen, Inc. (a)	3,594
	250	ULURU, Inc. (a)	1,180
	925	ViroPharma, Inc. (a)	8,232
	750	Watson Pharmaceuticals, Inc. (a)	24,300
			71,630

Real Estate Investment Trusts (REITs) — 6.2%
	2,425	Anthracite Capital, Inc.	22,067
	1,300	Cousins Properties, Inc.	38,168
	1,275	Equity Inns, Inc.	28,789
	450	Equity Lifestyle Properties, Inc.	23,310
	150	Home Properties, Inc.	7,827
	50	Mid-America Apartment Communities, Inc.	2,493
	175	Pennsylvania Real Estate Investment Trust	6,815
	1,025	Ramco-Gershenson Properties	32,021
	1,675	Sunstone Hotel Investors, Inc.	42,947
			204,437

Road & Rail — 0.5%
	125	Arkansas Best Corp.	4,083
	250	Con-way, Inc.	11,500
			15,583

Semiconductors & Semiconductor Equipment — 3.9%
	375	Amkor Technology, Inc. (a)	4,320
	400	Asyst Technologies, Inc. (a)	2,116
	300	Atmel Corp. (a)	1,548
	1,800	Cirrus Logic, Inc. (a)	11,520
	800	Credence Systems Corp. (a)	2,472
	675	Cymer, Inc. (a)	25,913
	100	Integrated Device Technology, Inc. (a)	1,548
	4,175	LSI Corp. (a)	30,979
	1,825	Micrel, Inc.	19,710
	700	OmniVision Technologies, Inc. (a)	15,911
	250	Semtech Corp. (a)	5,120
	1,400	Silicon Storage Technology, Inc. (a)	4,508
	125	Zoran Corp. (a)	2,525
			128,190

Software — 4.8%
	2,275	Aspen Technology, Inc. (a)	32,578
	1,375	BMC Software, Inc. (a)	42,941
	837	EPIQ Systems, Inc. (a)	15,752
	350	eSpeed, Inc., Class A (a)	2,986
	25	Fair Isaac Corp.	903
	300	Magma Design Automation, Inc. (a)	4,221
	175	MicroStrategy, Inc. (a)	13,884
	275	Pegasystems, Inc.	3,273
	625	Sybase, Inc. (a)	14,456
	975	Synopsys, Inc. (a)	26,403
			157,397

Specialty Retail — 3.1%
	775	Barnes & Noble, Inc.	27,327
	800	Blockbuster, Inc., Class A (a)	4,296
	300	Books-A-Million, Inc.	3,969
	1,600	Collective Brands, Inc. (a)	35,296
	1,675	Midas, Inc. (a)	31,607
			102,495

Thrifts & Mortgage Finance — 1.6%

	125	Centerline Holding Co.	1,919
	475	Clayton Holdings, Inc. (a)	3,805
	625	Corus Bankshares, Inc.	8,137
	1,275	Federal Agricultural Mortgage Corp., Class C	37,434
	275	Ocwen Financial Corp. (a)	2,593
			53,888

Tobacco — 1.4%
	4,600	Alliance One International, Inc. (a)	30,084
	300	Universal Corp.	14,685
			44,769

Trading Companies & Distributors — 0.3%
	1,475	BlueLinx Holdings, Inc.	10,384

Wireless Telecommunication Services — 1.2%
	1,650	Dobson Communications Corp. (a)	21,103
	375	Rural Cellular Corp., Class A (a)	16,313
	125	USA Mobility, Inc. (a)	2,109
			39,525
		Total Long-Term Investments
		(Cost $3,341,669)	3,171,054

Short-Term Investment — 3.6%

Investment Company — 3.6%
	118,075	JPMorgan Prime Money Market Fund,
		Institutional Class (b) (m)
		(Cost $118,075)	118,075

Total Investments — 100.3%
(Cost $3,459,744)			3,289,129

Liabilities in Excess of Other Assets — (0.3)%			(11,017)

Net Assets — 100.0%			$3,278,112

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a) — Non-income producing security.

(b) — Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g) — Amount rounds to less than 0.1%.

(m) — All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

Aggregate gross unrealized appreciation	$168,233
Aggregate gross unrealized depreciation	(338,848)
Net unrealized appreciation/depreciation	$(170,615)

Federal income tax cost of investments	$3,459,744

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 29, 2007

By:	/s/____________________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2007